UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1A, Class BR, 3.18%, 9/20/23 (a)(b)	USD	250	$249,999
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 2.68%, 4/15/24 (a)(b)		250	249,985
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)		97	97,285
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.17%, 7/28/26 (a)(b)		250	250,125
Series 2014-14A, Class B, 3.69%, 7/28/26 (a)(b)		250	250,990
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.24%, 5/26/28 (a)(b)		100	100,000
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.42%, 7/13/25 (a)(b)		250	247,443
Apidos CLO XII, Series 2013-12A, Class A, 1.78%, 4/15/25 (a)(b)		500	496,050
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)		100	100,000
ARES IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 0.90%, 4/16/21 (a)(b)		85	84,167
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.77%, 5/25/35 (b)		112	88,620
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.32%, 2/17/26 (a)(b)		250	250,000
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		91	90,733
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		98	100,499
Babson CLO Ltd., Series 2013-IA, Class A, 1.80%, 4/20/25 (a)(b)		250	249,063
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.10%, 10/22/25 (a)(b)		250	249,485
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)		137	136,481
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/28/31		280	280,000
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		33	33,285
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		53	25,569
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		49	24,518
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		84	44,339
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.69%, 9/25/36-1/25/37 (b)		335	292,266

Asset-Backed Securities		Par (000)	Value
Series 2006-HE9, Class 2A, 0.66%, 11/25/36-3/25/37 (b)	USD	235	$194,763
Series 2007-HE1, Class 21A2, 0.68%, 1/25/37 (b)		70	64,499
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.32%, 1/25/36 (b)		29	27,955
BlueMountain CLO Ltd., Series 2013-3A, Class A, 2.15%, 10/29/25 (a)(b)		250	249,643
Canyon Capital CLO Ltd., Series 2012-1A, Class B1, 2.63%, 1/15/24 (a)(b)		250	250,000
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.64%, 10/25/36 (b)		91	54,764
Series 2006-NC4, Class A3, 0.68%, 10/25/36 (b)		100	72,809
Series 2007-FRE1, Class A2, 0.72%, 2/25/37 (b)		56	54,174
Series 2007-HE1, Class A2, 0.67%, 6/25/37 (b)		71	65,672
C-BASS Trust, Series 2007-CB5, Class A2, 0.66%, 4/25/37 (b)		71	52,129
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		51	50,777
CIFC Funding Ltd.:
Series 2014-2A, Class A1L, 2.31%, 5/24/26 (a)(b)		480	479,987
Series 2014-5A, Class A1, 2.26%, 1/17/27 (a)(b)		250	250,149
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.77%, 8/25/36 (b)		90	69,607
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		44	26,949
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		40	41,890
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 0.68%, 1/25/46 (b)		77	73,190
Series 2006-S3, Class A4, 6.41%, 1/25/29 (c)		29	28,632
Series 2006-SPS1, Class A, 0.74%, 12/25/25 (b)		6	5,650
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		35	35,103
Series 2006-S5, Class A5, 6.16%, 6/25/35		21	19,784
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		23	23,007
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.81%, 12/15/33 (a)(b)		49	40,904

Portfolio Abbreviations
ABS	Asset-Backed Security	GBP	British Pound	NZD	New Zealand Dollar
ADR	American Depository Receipts	GO	General Obligation	OTC	Over-the-counter
AUD	Australian Dollar	HUF	Hubgarian Forint	RB	Revenue Bonds
BRL	Brazilian Real	IDR	Indonesian Rupiah	REMIC	Real Estate Mortgage Investment Conduit
BZDIOVER	Overnight Brazil CETIP-Interbank Rate	INR	Indian Rupee	RUB	Russian Rubie
CAD	Canadian Dollar	JPY	Japanese Yen	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	KRW	South Korean Won	SEK	Sweden Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso	TWD	Taiwan Dollar
COP	Colombian Peso	MYR	Malaysian Ringgit	USD	US Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.69%, 5/15/35 (b)	USD	42	$36,305
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		291	285,697
Eastland CLO Ltd., Series 2007-1A, Class A2A, 0.99%, 5/01/22 (a)(b)		123	122,989
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,379
GSAMP Trust, Series 2007-H1, Class A1B, 0.72%, 1/25/47 (b)		35	23,325
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.01%, 10/28/24 (a)(b)		280	279,231
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.90%, 9/20/22 (a)(b)		250	250,348
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		213	94,129
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.87%, 4/15/36 (b)		58	52,890
Invitation Homes Trust, Series 2014-SFR2, Class A, 1.61%, 9/17/31 (a)(b)		98	97,714
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.83%, 7/15/25 (a)(b)		500	498,184
LCM XI LP, Series 11A, Class B, 2.84%, 4/19/22 (a)(b)		250	249,989
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		130	138,132
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		24	17,729
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		187	185,773
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, 0.74%, 11/25/36 (b)		18	8,807
Series 2006-11, Class 1A, 0.68%, 12/25/36 (b)		141	87,639
Series 2006-2, Class 2A3, 0.71%, 3/25/46 (b)		702	335,796
Madison Park Funding X Ltd., Series 2012-10A, Class B1, 3.05%, 1/20/25 (a)(b)		250	250,500
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.12%, 12/25/34 (b)		78	71,715
MSCC Heloc Trust, Series 2007-1, Class A, 0.62%, 12/25/31 (b)		9	8,451
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.26%, 10/17/44 (a)(b)		250	236,417
Series 2015-AA, Class A3, 2.21%, 11/15/30 (a)(b)		103	105,695
Series 2016-AA, Class A2B, 2.66%, 12/15/45 (a)(b)		180	188,018
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		100	96,312
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.10%, 1/18/24 (a)(b)		260	259,750
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		17	14,646
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.80%, 7/17/25 (a)(b)		305	301,187
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.09%, 8/23/24 (a)(b)		285	284,254
OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		100	100,291

Asset-Backed Securities		Par (000)	Value
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.85%, 7/22/25 (a)(b)	USD	495	$491,387
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		228	229,888
Progress Residential Trust, Series 2016-SFR1, Class E, 4.38%, 9/17/33 (a)(b)		100	100,675
PRPM 2015-1 LLC, Series 2016-1A, Class A1, 4.00%, 9/25/18 (a)(c)		100	100,000
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.99%, 11/25/45 (a)(b)		41	40,824
Scholar Funding Trust, Series 2013-A, Class A, 1.17%, 1/30/45 (a)(b)		391	370,313
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 1.05%, 6/15/21-6/15/23 (b)		227	222,006
Series 2004-B, Class A3, 1.18%, 3/15/24 (b)		225	212,397
Series 2006-C, Class A4, 0.82%, 3/15/23 (b)		29	28,776
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.76%, 6/16/42 (a)(b)		400	416,803
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		500	503,036
SMB Private Education Loan Trust:
Series 2015-A, Class A3, 2.01%, 5/15/31-2/17/32 (a)(b)		320	322,776
Series 2015-B, Class A3, 2.26%, 5/17/32 (a)(b)		100	102,004
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		100	101,910
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		100	100,231
Series 2016-B, Class A2B, 1.94%, 2/17/32 (a)(b)		100	101,186
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		81	82,984
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.14%, 10/20/28 (a)(b)		250	250,625
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		320	322,851
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.03%, 9/25/34 (b)		59	51,881
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.82%, 1/25/35 (b)		98	90,758
SWAY Residential Trust, Series 2014-1, Class A, 1.83%, 1/17/32 (a)(b)		257	256,935
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 1.98%, 10/15/25 (a)(b)		380	378,509
Series 2013-12A, Class C, 3.43%, 10/15/25 (a)(b)		250	250,071
TICP CLO III Ltd., Series 2014-3A, Class B1, 3.05%, 1/20/27 (a)(b)		250	250,020
U.S. Residential Opportunity Fund II Trust, Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)		133	133,285
U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 3.47%, 7/27/36- 8/27/36 (a)(c)		519	519,078
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36- 8/27/36		318	317,800
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.28%, 1/15/27 (a)(b)		250	250,058

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities		Par (000)	Value
VOLT L LLC, Series 2016-NP10, Class A1, 3.50%, 9/25/46 (a)(c)	USD	230	$230,000
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(c)		88	88,889
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		366	367,781
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(c)		408	409,341
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (a)(c)		137	137,227
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (a)(c)		213	212,986
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.63%, 10/15/22 (a)(b)		250	250,073
Series 2013-3A, Class A1, 2.13%, 1/18/26 (a)(b)		250	249,845
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.66%, 7/25/37 (a)(b)		96	83,458
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		60	60,903
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.26%, 10/17/26 (a)(b)		515	516,597
Total Asset-Backed Securities — 4.2%			20,226,398

Common Stocks		Shares	Value
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.		11,598	1,748,167
Raytheon Co.		33,920	4,617,530

			6,365,697
Airlines — 1.3%
Delta Air Lines, Inc.		56,050	2,206,128
Southwest Airlines Co.		90,128	3,505,078
United Continental Holdings, Inc. (d)		12,560	659,023

			6,370,229
Auto Components — 1.6%
Goodyear Tire & Rubber Co.		73,800	2,383,740
Lear Corp.		42,996	5,211,975

			7,595,715
Banks — 6.6%
Bank of America Corp.		535,015	8,372,985
Citigroup, Inc.		68,602	3,240,072
JPMorgan Chase & Co.		149,330	9,943,885
SunTrust Banks, Inc.		87,640	3,838,632
U.S. Bancorp		154,940	6,645,377

			32,040,951
Beverages — 0.8%
Dr. Pepper Snapple Group, Inc.		42,410	3,872,457
Biotechnology — 2.5%
Amgen, Inc.		14,850	2,477,129
Biogen, Inc. (d)		12,790	4,003,654
Gilead Sciences, Inc.		68,192	5,395,351

			11,876,134
Building Products — 0.4%
Owens Corning		36,880	1,969,023
Capital Markets — 0.8%
Goldman Sachs Group, Inc.		25,181	4,060,940
Chemicals — 0.4%
Dow Chemical Co.		21,207	1,099,159

Common Stocks		Shares	Value
Chemicals (concluded)
Eastman Chemical Co.	USD	15,130	$1,023,998

			2,123,157
Communications Equipment — 1.6%
Cisco Systems, Inc.		243,020	7,708,594
Construction & Engineering — 0.4%
AECOM (d)		33,591	998,660
EMCOR Group, Inc.		14,450	861,509

			1,860,169
Consumer Finance — 0.6%
SLM Corp. (d)		372,501	2,782,582
Containers & Packaging — 1.0%
Avery Dennison Corp.		20,200	1,571,358
Packaging Corp. of America		40,405	3,283,310

			4,854,668
Diversified Telecommunication Services — 0.1%
AT&T Inc.		16,700	678,187
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.		49,160	2,248,087
Flex Ltd. (d)		120,500	1,641,210

			3,889,297
Energy Equipment & Services — 0.2%
Schlumberger Ltd.		11,610	913,010
Food & Staples Retailing — 2.3%
CVS Health Corp.		61,371	5,461,405
Walgreens Boots Alliance, Inc.		71,500	5,764,330

			11,225,735
Food Products — 0.5%
Tyson Foods, Inc., Class A		33,400	2,493,978
Health Care Providers & Services — 4.3%
Aetna, Inc.		55,882	6,451,577
Centene Corp. (d)		55,600	3,722,976
Cigna Corp.		12,620	1,644,638
Humana, Inc.		15,030	2,658,657
Laboratory Corp. of America Holdings (d)		22,240	3,057,555
UnitedHealth Group, Inc.		22,999	3,219,860

			20,755,263
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.		119,994	5,858,107
Wyndham Worldwide Corp.		24,340	1,638,812

			7,496,919
Household Durables — 0.9%
DR Horton, Inc.		76,615	2,313,773
Lennar Corp., Class A		26,825	1,135,771
NVR, Inc. (d)		549	900,289

			4,349,833
Insurance — 0.7%
American International Group, Inc.		42,581	2,526,757
Travelers Cos., Inc.		8,595	984,557

			3,511,314
Internet Software & Services — 2.8%
Alphabet, Inc., Class A (d)		7,200	5,789,232
Alphabet, Inc., Class C (d)		7,616	5,919,841
Facebook, Inc., Class A (d)		8,150	1,045,401
GoDaddy, Inc., Class A (d)		17,500	604,275

			13,358,749

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks		Shares	Value
IT Services — 0.9%
Amdocs Ltd.	USD	39,701	$2,296,703
Cognizant Technology Solutions Corp., Class A (d)		47,120	2,248,095

			4,544,798
Machinery — 0.3%
WABCO Holdings, Inc. (d)		11,450	1,299,919
Media — 2.3%
Comcast Corp., Class A		128,010	8,492,183
Omnicom Group, Inc. (e)		29,900	2,541,500

			11,033,683
Metals & Mining — 0.4%
Rio Tinto PLC — ADR (e)		63,597	2,124,140
Multiline Retail — 0.1%
Dollar General Corp.		9,756	682,822
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.		38,600	1,616,182
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.		16,860	1,068,250
BP PLC — ADR (e)		117,350	4,126,026
Chevron Corp.		31,000	3,190,520
Hess Corp.		24,142	1,294,494
Marathon Oil Corp.		61,284	968,900
Statoil ASA — ADR (e)		66,360	1,114,848
Suncor Energy, Inc.		104,070	2,891,065
TOTAL SA — ADR (e)		14,717	702,001
Valero Energy Corp.		15,690	831,570

			16,187,674
Pharmaceuticals — 2.6%
Allergan PLC (d)		8,223	1,893,839
Johnson & Johnson		10,700	1,263,991
Mallinckrodt PLC (d)(e)		30,483	2,127,104
Pfizer, Inc.		126,164	4,273,175
Teva Pharmaceutical Industries Ltd. — ADR		65,722	3,023,869

			12,581,978
Road & Rail — 0.4%
Norfolk Southern Corp.		18,650	1,810,169
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.		42,190	1,592,673
Lam Research Corp. (e)		60,956	5,773,143
NVIDIA Corp. (e)		19,980	1,369,030

			8,734,846
Software — 3.5%
Activision Blizzard, Inc.		146,490	6,489,507
Dell Technologies, Inc., Class V (d)		16,275	777,964
Microsoft Corp.		171,270	9,865,152

			17,132,623
Specialty Retail — 2.8%
GNC Holdings, Inc., Class A		2,003	40,901
Home Depot, Inc.		49,780	6,405,690
Lowe’s Cos., Inc.		86,767	6,265,445
Ross Stores, Inc.		9,746	626,668

			13,338,704

Common Stocks		Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple Inc.	USD	124,620	$14,088,291
Tobacco — 1.4%
Altria Group, Inc.		103,340	6,534,188
Total Common Stocks — 56.5%			273,862,618

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		38	38,896
3.85%, 12/15/25 (a)		24	25,521
4.75%, 10/07/44 (a)		8	8,846
Boeing Co.:
2.20%, 10/30/22		12	12,197
2.60%, 10/30/25		17	17,535
Lockheed Martin Corp.:
3.10%, 1/15/23		16	16,873
3.55%, 1/15/26		43	46,465
3.60%, 3/01/35		30	30,750
4.50%, 5/15/36		17	19,345
4.07%, 12/15/42		9	9,641
4.70%, 5/15/46		29	34,455
Northrop Grumman Corp., 3.85%, 4/15/45		43	44,616
United Technologies Corp.:
1.78%, 5/04/18 (c)		166	166,905
4.15%, 5/15/45		45	49,810

			521,855
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		50	57,366
3.90%, 2/01/35		11	11,319
4.10%, 2/01/45		55	57,034
4.75%, 11/15/45		54	61,683
4.55%, 4/01/46		31	34,434

			221,836
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		91	91,910
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		92	93,924
Southwest Airlines Co.:
2.75%, 11/06/19		45	46,423
2.65%, 11/05/20		81	83,127
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		60	57,294
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		17	17,610

			390,288
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		80	81,833
Delphi Automotive PLC:
4.25%, 1/15/26		95	103,491
4.40%, 10/01/46		32	32,668

			217,992

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Automobiles — 0.0%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)	USD	184	$187,884
Banks — 1.1%
Bank of America Corp.:
2.25%, 4/21/20		165	166,136
3.30%, 1/11/23		110	113,868
3.88%, 8/01/25		201	214,732
4.88%, 4/01/44		28	32,450
BB&T Corp., 2.45%, 1/15/20		92	94,147
Citigroup, Inc.:
1.80%, 2/05/18		205	205,517
2.50%, 9/26/18		208	211,301
2.50%, 7/29/19		285	290,800
3.50%, 5/15/23		66	67,804
3.88%, 3/26/25		53	54,696
4.13%, 7/25/28		88	89,463
Cooperatieve Rabobank UA, 4.38%, 8/04/25		250	263,819
Fifth Third Bank, 2.25%, 6/14/21		200	203,340
HSBC Holdings PLC, 2.65%, 1/05/22		477	475,377
JPMorgan Chase & Co.:
1.35%, 2/15/17		231	231,111
2.20%, 10/22/19		111	112,741
2.75%, 6/23/20		29	29,843
2.55%, 10/29/20		171	174,172
3.88%, 9/10/24		186	195,816
3.90%, 7/15/25		104	112,145
3.20%, 6/15/26		91	93,393
4.25%, 10/01/27		65	69,741
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		383	376,869
Santander UK Group Holdings PLC, 2.88%, 8/05/21		621	620,747
U.S. Bancorp:
2.95%, 7/15/22		135	140,642
3.10%, 4/27/26		98	101,233
2.38%, 7/22/26		110	108,640
Washington Mutual Bank:
0.00%, 5/01/09 (d)(f)		400	86,500
0.00%, 11/06/09 (d)(f)		100	21,625
Wells Fargo & Co.:
2.60%, 7/22/20		68	69,380
2.55%, 12/07/20		90	91,766
2.10%, 7/26/21		70	69,760
3.55%, 9/29/25		115	121,460
3.00%, 4/22/26		54	54,508
3.90%, 5/01/45		90	92,594
4.90%, 11/17/45		52	57,253

			5,515,389
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		208	214,634
3.30%, 2/01/23		140	147,771
3.65%, 2/01/26		322	345,828
4.70%, 2/01/36		65	74,735
4.90%, 2/01/46		38	45,212
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		46	46,042
Molson Coors Brewing Co.:
3.00%, 7/15/26		21	21,145
5.00%, 5/01/42		31	35,904
4.20%, 7/15/46		49	51,055
PepsiCo, Inc., 4.45%, 4/14/46		82	97,090

			1,079,416

Corporate Bonds		Par (000)	Value
Biotechnology — 0.3%
AbbVie, Inc.:
2.50%, 5/14/20	USD	100	$101,947
2.90%, 11/06/22		103	105,615
4.50%, 5/14/35		55	58,614
Amgen, Inc.:
2.13%, 5/01/20		87	88,323
4.40%, 5/01/45		134	140,757
4.66%, 6/15/51 (a)		89	95,123
Biogen, Inc.:
2.90%, 9/15/20		48	49,851
3.63%, 9/15/22		82	87,830
4.05%, 9/15/25		11	11,976
5.20%, 9/15/45		19	22,349
Celgene Corp.:
2.25%, 5/15/19		108	109,834
3.25%, 8/15/22		116	121,749
Gilead Sciences, Inc.:
2.35%, 2/01/20		25	25,658
2.50%, 9/01/23		60	60,636
3.65%, 3/01/26		25	26,908
4.60%, 9/01/35		29	31,884
4.80%, 4/01/44		79	88,165
4.50%, 2/01/45		39	41,647
4.75%, 3/01/46		57	63,700

			1,332,566
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34	36,380
Capital Markets — 0.7%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		152	154,541
2.05%, 5/03/21		427	429,893
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		250	250,910
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		297	303,067
2.00%, 4/25/19		48	48,320
2.60%, 4/23/20		144	146,355
2.75%, 9/15/20		71	72,727
2.63%, 4/25/21		103	104,590
2.35%, 11/15/21		254	253,411
3.50%, 1/23/25		94	97,213
3.75%, 5/22/25		89	93,456
4.80%, 7/08/44		29	32,617
Jefferies Group LLC, 6.50%, 1/20/43		30	31,311
Morgan Stanley:
2.80%, 6/16/20		243	249,286
3.75%, 2/25/23		164	174,183
3.70%, 10/23/24		119	125,564
4.00%, 7/23/25		55	59,145
3.88%, 1/27/26		64	67,948
State Street Corp., 2.65%, 5/19/26		158	159,797
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)		355	354,339

			3,208,673
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35		55	54,068
CF Industries, Inc.:
3.45%, 6/01/23		55	55,414
5.38%, 3/15/44		65	64,176
Dow Chemical Co.:
4.38%, 11/15/42		32	32,576
4.63%, 10/01/44		43	45,560

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Eastman Chemical Co., 4.80%, 9/01/42	USD	58	$59,457
Ecolab, Inc., 2.25%, 1/12/20		67	68,254
Monsanto Co., 3.60%, 7/15/42		48	43,148
Sherwin-Williams Co., 4.00%, 12/15/42		26	25,555

			448,208
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		155	156,937
Republic Services, Inc., 3.20%, 3/15/25		62	64,892
Waste Management, Inc.:
3.13%, 3/01/25		54	56,653
3.90%, 3/01/35		62	66,107

			344,589
Communications Equipment — 0.0%
Harris Corp.:
2.70%, 4/27/20		39	39,729
4.85%, 4/27/35		68	74,696
5.05%, 4/27/45		18	20,615
Juniper Networks, Inc., 3.30%, 6/15/20		79	81,916

			216,956
Consumer Finance — 0.7%
American Express Credit Corp.:
1.13%, 6/05/17		311	310,846
2.25%, 8/15/19		119	121,429
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,564
4.20%, 10/29/25		32	33,385
3.75%, 7/28/26		418	419,481
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		500	500,470
2.15%, 1/09/18		200	201,042
2.02%, 5/03/19		287	287,560
3.34%, 3/18/21		248	255,151
General Motors Financial Co., Inc.:
2.63%, 7/10/17		250	251,983
3.10%, 1/15/19		43	43,831
3.70%, 11/24/20		117	121,754
3.20%, 7/06/21		202	204,481
3.45%, 4/10/22		105	106,502
4.00%, 1/15/25		100	100,945
Synchrony Financial:
2.60%, 1/15/19		90	91,060
2.70%, 2/03/20		52	52,652
4.50%, 7/23/25		92	97,221
Toyota Motor Credit Corp., 2.75%, 5/17/21		105	109,623

			3,314,980
Containers & Packaging — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	66,265
4.80%, 6/15/44		48	50,665

			116,930
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.89%, 7/01/99		54	53,768
University of Southern California, 3.03%, 10/01/39		101	100,052
Wesleyan University, 4.78%, 7/01/16		79	84,566

			238,386
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		212	222,825

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	USD	58	$68,551
BP Capital Markets PLC, 2.24%, 5/10/19		141	143,251
General Electric Co.:
3.15%, 9/07/22		76	80,795
3.10%, 1/09/23		71	75,428
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		57	59,280
3.75%, 12/01/25		37	40,049
Moody’s Corp., 4.50%, 9/01/22		85	94,644
Shell International Finance BV:
2.13%, 5/11/20		121	122,826
4.13%, 5/11/35		134	143,728
3.63%, 8/21/42		46	44,476
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		15	15,125

			1,110,978
Diversified Telecommunication Services — 0.5%
AT&T Inc.:
2.38%, 11/27/18		91	92,713
2.30%, 3/11/19		115	116,930
2.45%, 6/30/20		225	229,157
4.60%, 2/15/21		245	268,776
3.88%, 8/15/21		133	143,566
3.00%, 6/30/22		122	125,429
3.40%, 5/15/25		33	33,904
6.38%, 3/01/41		45	56,385
4.30%, 12/15/42		17	16,768
4.75%, 5/15/46		54	56,509
Verizon Communications, Inc.:
2.63%, 2/21/20		197	202,597
3.45%, 3/15/21		239	254,652
2.63%, 8/15/26		221	216,905
5.05%, 3/15/34		60	67,438
4.40%, 11/01/34		82	86,767
3.85%, 11/01/42		55	52,350
4.13%, 8/15/46		51	51,014
4.86%, 8/21/46		225	252,014

			2,323,874
Electric Utilities — 0.5%
Alabama Power Co., 2.80%, 4/01/25		24	24,889
Baltimore Gas & Electric Co., 3.50%, 8/15/46		48	47,991
Commonwealth Edison Co., 4.70%, 1/15/44		16	19,078
Duke Energy Carolinas LLC:
4.25%, 12/15/41		34	37,772
3.75%, 6/01/45		33	34,423
Duke Energy Corp.:
3.05%, 8/15/22		7	7,317
3.75%, 4/15/24		81	87,470
2.65%, 9/01/26		51	50,045
4.80%, 12/15/45		35	39,735
3.75%, 9/01/46		32	31,033
Duke Energy Florida LLC, 3.85%, 11/15/42		59	61,563
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		101	102,105
2.70%, 6/15/21 (a)		152	155,550
3.55%, 6/15/26 (a)		45	46,638
Entergy Arkansas, Inc., 3.70%, 6/01/24		117	127,206
Entergy Corp., 2.95%, 9/01/26		62	62,101
Exelon Corp.:
2.85%, 6/15/20		168	174,197
2.45%, 4/15/21		28	28,559
Florida Power & Light Co., 3.80%, 12/15/42		46	49,685
Northern States Power Co., 3.60%, 5/15/46		137	143,389

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
PacifiCorp:
3.60%, 4/01/24	USD	115	$125,264
3.35%, 7/01/25		161	173,334
Progress Energy, Inc., 4.88%, 12/01/19		20	21,906
Public Service Co. of Colorado, 2.50%, 3/15/23		90	91,713
Puget Sound Energy, Inc., 4.30%, 5/20/45		93	107,027
Southern California Edison Co., 1.25%, 11/01/17		49	49,105
Southern Co., 3.25%, 7/01/26		329	340,760
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		142	151,397

			2,391,252
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		95	98,275
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25		110	113,725
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		77	80,290
Transocean, Inc., 6.80%, 3/15/38		30	19,650

			213,665
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.30%, 2/15/21		71	74,222
3.45%, 9/15/21		82	86,301
2.25%, 1/15/22		475	474,030
3.50%, 1/31/23		19	19,818
5.00%, 2/15/24		19	21,521
4.40%, 2/15/26		14	15,334
3.38%, 10/15/26		72	72,980
AvalonBay Communities, Inc., 3.50%, 11/15/25		13	13,585
Crown Castle International Corp.:
3.40%, 2/15/21		33	34,536
2.25%, 9/01/21		120	119,903
3.70%, 6/15/26		25	26,085
ERP Operating LP, 3.38%, 6/01/25		59	61,584
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		50	50,263
Prologis LP, 3.75%, 11/01/25		22	23,669
Simon Property Group LP:
2.50%, 7/15/21		43	44,141
3.38%, 10/01/24		89	94,517
4.25%, 10/01/44		56	61,025

			1,293,514
Food & Staples Retailing — 0.1%
CVS Health Corp.:
4.00%, 12/05/23		89	98,029
5.30%, 12/05/43		36	44,638
Sysco Corp., 4.50%, 4/01/46		32	34,893
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		155	170,864
4.65%, 6/01/46		6	6,505
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		62	64,375
4.00%, 4/11/43		31	34,573

			453,877
Food Products — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (a)		4	4,260
Kraft Heinz Foods Co.:
3.00%, 6/01/26		53	53,423

Corporate Bonds		Par (000)	Value
Food Products (continued)
6.88%, 1/26/39	USD	36	$49,969

			107,652
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 2.55%, 3/15/22		125	128,441
Becton Dickinson and Co.:
1.45%, 5/15/17		102	102,169
1.80%, 12/15/17		35	35,159
2.68%, 12/15/19		69	71,257
3.13%, 11/08/21		64	67,266
4.69%, 12/15/44		20	22,810
Boston Scientific Corp.:
2.65%, 10/01/18		101	103,312
2.85%, 5/15/20		119	122,645
3.85%, 5/15/25		52	55,332
Medtronic, Inc.:
2.50%, 3/15/20		92	95,155
3.13%, 3/15/22		88	93,205
3.63%, 3/15/24		110	119,639
4.63%, 3/15/44		35	40,937
4.63%, 3/15/45		79	92,824
St. Jude Medical, Inc.:
2.80%, 9/15/20		82	84,526
3.88%, 9/15/25		27	28,777
Stryker Corp.:
3.38%, 11/01/25		37	38,808
3.50%, 3/15/26		56	59,323
4.63%, 3/15/46		23	25,798
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		46	47,410
4.25%, 8/15/35		77	78,140

			1,512,933
Health Care Providers & Services — 0.5%
Aetna, Inc.:
2.40%, 6/15/21		187	189,165
3.20%, 6/15/26		98	99,639
4.50%, 5/15/42		65	71,106
4.13%, 11/15/42		25	25,792
AmerisourceBergen Corp.:
1.15%, 5/15/17		89	88,943
3.25%, 3/01/25		31	32,766
4.25%, 3/01/45		31	33,574
Anthem, Inc.:
1.88%, 1/15/18		287	288,381
2.30%, 7/15/18		194	196,539
Series A, 3.70%, 8/15/21		7	7,500
3.30%, 1/15/23		121	126,808
4.65%, 8/15/44		27	29,451
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	43,884
Catholic Health Initiatives, 4.35%, 11/01/42		30	29,746
Cigna Corp., 3.25%, 4/15/25		172	177,340
Dignity Health, 5.27%, 11/01/64		37	44,098
Express Scripts Holding Co.:
1.25%, 6/02/17		98	98,028
3.90%, 2/15/22		66	71,214
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		85	86,606
New York & Presbyterian Hospital, 3.56%, 8/01/36		27	28,367
Northwell Healthcare, Inc., 3.98%, 11/01/46		56	56,633
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	45,755

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Providence St. Joseph Health Obligated Group, 3.74%, 10/01/47	USD	25	$25,643
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	42,601
UnitedHealth Group, Inc.:
2.70%, 7/15/20		48	49,874
2.88%, 12/15/21		98	103,271
3.35%, 7/15/22		47	50,469
4.63%, 7/15/35		20	23,225
3.95%, 10/15/42		35	37,187

			2,203,605
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
2.75%, 12/09/20		32	33,205
3.70%, 1/30/26		31	33,351
4.70%, 12/09/35		23	26,049
4.60%, 5/26/45		9	10,099
4.88%, 12/09/45		27	31,335

			134,039
Household Durables — 0.1%
Newell Brands, Inc.:
2.88%, 12/01/19		30	30,800
4.20%, 4/01/26		192	209,109

			239,909
Household Products — 0.0%
Kimberly-Clark Corp.:
1.90%, 5/22/19		107	109,065
2.65%, 3/01/25		40	41,568
2.75%, 2/15/26		49	50,904

			201,537
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		219	226,389
General Electric Co., 4.50%, 3/11/44		114	131,240

			357,629
Insurance — 0.5%
Aflac, Inc., 3.63%, 6/15/23		52	55,921
Allstate Corp., 3.15%, 6/15/23		62	65,721
American International Group, Inc.:
3.38%, 8/15/20		79	83,362
3.75%, 7/10/25		79	82,859
3.90%, 4/01/26		361	381,917
3.88%, 1/15/35		22	21,572
4.50%, 7/16/44		61	62,137
4.38%, 1/15/55		53	50,089
Aon PLC, 4.75%, 5/15/45		109	118,159
Lincoln National Corp., 3.35%, 3/09/25		31	31,679
Loews Corp., 2.63%, 5/15/23		62	62,574
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		19	20,537
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		220	224,953
MetLife, Inc., 4.05%, 3/01/45		31	30,750
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		646	646,678
2.30%, 4/10/19 (a)		330	336,390
Prudential Financial, Inc., 4.60%, 5/15/44		105	112,137
Travelers Cos., Inc., 4.60%, 8/01/43		75	89,480
XLIT Ltd., 2.30%, 12/15/18		99	100,177

			2,577,092
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 2.60%, 12/05/19		67	69,518

Corporate Bonds		Par (000)	Value
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	USD	13	$13,789
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		205	208,871
3.60%, 10/15/20 (a)		101	105,972
International Business Machines Corp., 3.45%, 2/19/26		351	379,559
MasterCard, Inc., 3.38%, 4/01/24		91	98,103
Total System Services, Inc., 4.80%, 4/01/26		162	179,388
Visa, Inc.:
2.80%, 12/14/22		106	111,123
3.15%, 12/14/25		70	73,943
4.15%, 12/14/35		51	57,727

			1,228,475
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		94	98,506
3.65%, 12/15/25		29	30,635
2.95%, 9/19/26		135	133,977

			263,118
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	17,457
John Deere Capital Corp., 3.35%, 6/12/24		69	74,028

			91,485
Media — 0.6%
21st Century Fox America, Inc.:
3.70%, 9/15/24		60	64,807
3.70%, 10/15/25		27	29,244
4.75%, 9/15/44		42	45,995
4.95%, 10/15/45		12	13,604
CBS Corp., 2.30%, 8/15/19		107	108,465
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		131	136,921
4.46%, 7/23/22 (a)		123	132,725
4.91%, 7/23/25 (a)		76	83,832
6.38%, 10/23/35 (a)		76	89,511
6.48%, 10/23/45 (a)		120	145,119
Comcast Corp.:
2.75%, 3/01/23		203	210,347
3.38%, 8/15/25		91	97,792
3.15%, 3/01/26		125	132,009
4.25%, 1/15/33		35	38,874
4.40%, 8/15/35		113	127,989
4.60%, 8/15/45		54	62,368
3.40%, 7/15/46		88	85,545
Cox Communications, Inc., 3.35%, 9/15/26 (a)		54	54,435
Discovery Communications LLC:
3.45%, 3/15/25		65	64,254
4.90%, 3/11/26		112	121,686
4.88%, 4/01/43		169	160,833
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		72	76,940
3.75%, 2/15/23		60	62,676
NBCUniversal Media LLC, 4.45%, 1/15/43		55	61,848
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		75	77,002
Time Warner Cable LLC:
5.00%, 2/01/20		89	96,476
4.13%, 2/15/21		106	112,514
4.00%, 9/01/21		25	26,533

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.50%, 9/01/41	USD	29	$30,955
4.50%, 9/15/42		9	8,588
Time Warner, Inc.:
2.10%, 6/01/19		143	145,145
3.60%, 7/15/25		64	68,077
4.65%, 6/01/44		15	16,242
Viacom, Inc.:
2.75%, 12/15/19		71	72,119
4.50%, 3/01/21		90	97,898
2.25%, 2/04/22		101	100,527
3.45%, 10/04/26		37	36,980

			3,096,875
Metals & Mining — 0.1%
Barrick Gold Corp.:
4.10%, 5/01/23		90	97,058
5.25%, 4/01/42		59	64,700
Newmont Mining Corp., 4.88%, 3/15/42		30	31,611
Nucor Corp., 5.20%, 8/01/43		41	46,748
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		70	71,964

			312,081
Multiline Retail — 0.0%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		67	62,916
Target Corp.:
3.50%, 7/01/24		33	36,081
4.00%, 7/01/42		63	68,618

			167,615
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		57	58,386
3.50%, 2/01/25		57	61,160
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		35	41,508
CMS Energy Corp., 3.88%, 3/01/24		110	120,028
Consumers Energy Co., 3.95%, 5/15/43		46	50,672
Dominion Resources, Inc., 2.50%, 12/01/19		142	145,429
DTE Electric Co., 3.95%, 6/15/42		19	20,739
DTE Energy Co.:
2.40%, 12/01/19		41	41,817
3.50%, 6/01/24		160	170,436
2.85%, 10/01/26		380	379,118
NiSource Finance Corp., 3.85%, 2/15/23		83	88,847
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	22,675
4.30%, 3/15/45		46	51,595
PG&E Corp., 2.40%, 3/01/19		92	93,789
Sempra Energy, 2.88%, 10/01/22		45	46,521
Virginia Electric & Power Co.:
3.45%, 2/15/24		60	64,961
4.45%, 2/15/44		26	29,756
4.20%, 5/15/45		28	31,235

			1,518,672
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		61	75,465
4.50%, 7/15/44		30	27,525
Apache Corp.:
4.75%, 4/15/43		89	90,937
4.25%, 1/15/44		18	17,486
Chevron Corp.:
2.19%, 11/15/19		36	36,728
1.96%, 3/03/20		121	122,682
ConocoPhillips Co., 4.95%, 3/15/26		168	189,364
CONSOL Energy, Inc., 5.88%, 4/15/22		80	73,600

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.:
3.80%, 6/01/24	USD	62	$56,730
4.90%, 6/01/44		71	59,640
Devon Energy Corp.:
5.85%, 12/15/25		60	67,523
5.00%, 6/15/45		70	68,098
Energy Transfer Partners LP:
4.75%, 1/15/26		110	113,647
5.15%, 3/15/45		69	63,913
Enterprise Products Operating LLC:
3.90%, 2/15/24		67	70,078
3.70%, 2/15/26		95	97,794
4.45%, 2/15/43		78	76,388
5.10%, 2/15/45		23	24,736
4.90%, 5/15/46		37	38,888
EOG Resources, Inc.:
4.15%, 1/15/26		52	56,795
3.90%, 4/01/35		30	29,913
Exxon Mobil Corp.:
1.82%, 3/15/19		84	85,062
4.11%, 3/01/46		65	72,657
Hess Corp., 5.60%, 2/15/41		80	79,741
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		85	87,767
3.95%, 9/01/22		100	104,467
5.63%, 9/01/41		30	29,758
4.70%, 11/01/42		18	16,604
Kinder Morgan, Inc.:
3.05%, 12/01/19		40	40,874
5.55%, 6/01/45		39	40,010
5.05%, 2/15/46		70	66,657
Marathon Petroleum Corp., 4.75%, 9/15/44		35	31,336
Noble Energy, Inc., 5.05%, 11/15/44		88	86,882
Occidental Petroleum Corp., 3.40%, 4/15/26		80	84,401
Petro-Canada, 6.80%, 5/15/38 (g)		50	65,653
Phillips 66, 4.88%, 11/15/44		48	53,323
Pioneer Natural Resources Co., 4.45%, 1/15/26		30	32,535
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		70	72,510
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		21	21,414
5.35%, 5/15/45		30	30,650
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		59	59,237
2.50%, 8/01/22		70	70,208
4.63%, 3/01/34		82	90,416
Valero Energy Corp., 3.65%, 3/15/25		103	105,224
Williams Partners LP, 4.00%, 9/15/25		160	159,971

			3,045,287
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		20	20,800
Georgia-Pacific LLC, 7.38%, 12/01/25		67	89,303

			110,103
Pharmaceuticals — 0.6%
Actavis Funding SCS:
2.35%, 3/12/18		195	197,011
3.00%, 3/12/20		316	326,275
3.80%, 3/15/25		440	465,676
AstraZeneca PLC:
3.38%, 11/16/25		65	69,418
4.38%, 11/16/45		40	44,302
Bristol-Myers Squibb Co., 4.50%, 3/01/44		42	50,310
Eli Lilly & Co., 3.70%, 3/01/45		49	52,681

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	USD	95	$99,969
Johnson & Johnson, 2.45%, 3/01/26		101	103,797
Mylan, Inc., 3.13%, 1/15/23 (a)		67	66,425
Novartis Capital Corp.:
4.40%, 4/24/20		65	71,625
3.00%, 11/20/25		55	58,180
4.00%, 11/20/45		22	24,361
Pfizer, Inc.:
2.75%, 6/03/26		172	177,774
4.30%, 6/15/43		57	64,585
4.40%, 5/15/44		48	55,451
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		200	210,376
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23		358	359,734
3.20%, 9/23/26		195	196,049
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		56	59,477
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23		138	138,354
3.15%, 10/01/26		71	71,328
Zoetis, Inc., 3.25%, 2/01/23		57	58,740

			3,021,898
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		30	32,344
3.00%, 3/15/23		74	77,856
4.15%, 4/01/45		16	17,622
4.70%, 9/01/45		11	12,933
Canadian National Railway Co., 2.75%, 3/01/26		150	155,823
CSX Corp.:
3.35%, 11/01/25		41	43,967
4.10%, 3/15/44		48	51,048
Norfolk Southern Corp.:
2.90%, 6/15/26		129	132,304
4.45%, 6/15/45		62	69,292
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		144	149,749
Ryder System, Inc., 2.45%, 9/03/19		91	92,846
Union Pacific Corp.:
3.38%, 2/01/35		34	34,683
4.05%, 11/15/45		12	13,142
3.88%, 2/01/55		37	36,961
4.38%, 11/15/65		45	49,184
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		60	61,981

			1,031,735
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.:
3.90%, 12/15/25		19	20,325
5.30%, 12/15/45		18	19,982
Lam Research Corp.:
2.80%, 6/15/21		80	82,113
3.90%, 6/15/26		44	45,815
NVIDIA Corp.:
2.20%, 9/16/21		229	229,697
3.20%, 9/16/26		79	79,622
QUALCOMM, Inc., 4.80%, 5/20/45		113	123,363

			600,917
Software — 0.2%
Microsoft Corp.:
3.50%, 2/12/35		69	70,640

Corporate Bonds		Par (000)	Value
Software (continued)
3.75%, 2/12/45	USD	59	$59,881
4.45%, 11/03/45		77	87,542
3.70%, 8/08/46		144	145,755
Oracle Corp.:
2.80%, 7/08/21		391	408,433
2.65%, 7/15/26		77	77,014
3.25%, 5/15/30		98	102,412
4.00%, 7/15/46		142	146,730
4.38%, 5/15/55		38	40,366

			1,138,773
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		22	23,844
5.40%, 9/15/40		36	46,926
4.40%, 3/15/45		21	24,453
Lowe’s Cos., Inc.:
3.38%, 9/15/25		24	25,873
4.25%, 9/15/44		41	45,545
4.38%, 9/15/45		18	20,407
QVC, Inc.:
3.13%, 4/01/19		55	56,393
5.13%, 7/02/22		92	97,515

			340,956
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.10%, 5/06/19		382	390,352
3.25%, 2/23/26		215	228,525
3.45%, 2/09/45		44	42,041
4.65%, 2/23/46		306	353,101
HP, Inc., 3.75%, 12/01/20		21	22,123
Seagate HDD Cayman, 5.75%, 12/01/34		3	2,500

			1,038,642
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		45	49,330
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		89	92,070
2.85%, 8/09/22		55	57,428
4.25%, 8/09/42		14	15,147
5.38%, 1/31/44		64	80,578
3.88%, 9/16/46		116	120,344
Philip Morris International, Inc.:
1.13%, 8/21/17		103	102,948
2.75%, 2/25/26		164	168,234
4.13%, 3/04/43		59	63,456
4.88%, 11/15/43		68	81,765
Reynolds American, Inc.:
2.30%, 6/12/18		70	71,018
3.25%, 6/12/20		30	31,562

			884,550
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.00%, 9/15/23		209	206,624
GATX Corp., 2.60%, 3/30/20		67	67,888

			274,512
Wireless Telecommunication Services — 0.1%
Orange SA, 5.50%, 2/06/44		61	75,892
Rogers Communications, Inc.:
3.63%, 12/15/25		23	24,949
5.00%, 3/15/44		20	23,223

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC:
2.50%, 9/26/22	USD	67	$67,388
4.38%, 2/19/43		60	60,104

			251,556
Total Corporate Bonds — 10.6%			51,148,257

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.0%
Petrobras Argentina SA, 7.38%, 7/21/23 (a) YPF SA:		6	6,195
8.50%, 3/23/21		33	36,828
8.75%, 4/04/24 (a)		59	65,702
8.50%, 7/28/25 (a)		37	40,596
8.50%, 7/28/25		3	3,292

			152,613
Brazil — 0.1%
Petrobras Global Finance BV:
2.82%, 1/15/19 (b)		32	31,360
3.00%, 1/15/19		61	59,780
5.75%, 1/20/20		70	72,135
5.38%, 1/27/21		141	139,449
8.38%, 5/23/21		105	114,713
6.85%, 6/05/15		29	24,534

			441,971
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		36	36,050
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		153	160,300
Venezuela — 0.0%
Petroleos de Venezuela SA:
6.00%, 5/16/24		166	70,948
6.00%, 11/15/26		38	15,956

			86,904
Total Foreign Agency Obligations — 0.2%			877,838

Foreign Government Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina:
6.25%, 4/22/19 (a)	USD	303	321,331
7.82%, 12/31/33	EUR	89	111,941
7.82%, 12/31/33		50	61,522

			494,794
Brazil — 0.0%
Federative Republic of Brazil:
4.88%, 1/22/21	USD	100	106,750
7.13%, 1/20/37		55	64,625

			171,375
Colombia — 0.2%
Republic of Colombia:
7.00%, 5/04/22	COP	209,500	73,876

Foreign Government Obligations		Par (000)	Value
Colombia (concluded)
4.00%, 2/26/24	USD	480	$511,200
7.50%, 8/26/26	COP	267,000	95,877
6.00%, 4/28/28		167,500	53,174
7.75%, 9/18/30		167,500	61,261

			795,388
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	805	1,025,411
Greece — 0.0%
Hellenic Republic:
3.00%, 2/24/23 (c)		4	3,376
3.00%, 2/24/24 (c)		4	3,286
3.00%, 2/24/25 (c)		4	3,213
3.00%, 2/24/26 (c)		4	3,164
3.00%, 2/24/27 (c)		4	3,082
3.00%, 2/24/28 (c)		4	2,999
3.00%, 2/24/29 (c)		4	2,929
3.00%, 2/24/30 (c)		4	2,878
3.00%, 2/24/31 (c)		4	2,820
3.00%, 2/24/32 (c)		4	2,779
3.00%, 2/24/33 (c)		4	2,727
3.00%, 2/24/34 (c)		4	2,694
3.00%, 2/24/35 (c)		4	2,647
3.00%, 2/24/36 (c)		4	2,655
3.00%, 2/24/37 (c)		4	2,636
3.00%, 2/24/38 (c)		4	2,610
3.00%, 2/24/39 (c)		4	2,613
3.00%, 2/24/40 (c)		4	2,606
3.00%, 2/24/41 (c)		4	2,610
3.00%, 2/24/42 (c)		4	2,621

			56,945
Hungary — 0.0%
Republic of Hungary, 5.38%, 3/25/24		140	162,581
Indonesia — 0.2%
Republic of Indonesia:
3.38%, 4/15/23 (a)	USD	200	206,071
8.38%, 3/15/24	IDR	1,081,000	89,579
8.75%, 5/15/31	1,021,000		87,967
6.63%, 5/15/33		501,000	35,344
8.38%, 3/15/34	2,346,000		195,934
8.25%, 5/15/36	1,930,000		159,386

			774,281
Mexico — 0.3%
United Mexican States:
4.75%, 6/14/18	MXN	3,600	183,996
4.00%, 10/02/23	USD	1,165	1,244,803

			1,428,799
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		200	215,750
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25		150	207,750
South Africa — 0.0%
Republic of South Africa, 4.88%, 4/14/26		200	210,240
Turkey — 0.2%
Republic of Turkey:
6.75%, 4/03/18		492	520,049

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Foreign Government Obligations		Par (000)	Value
Turkey (concluded)
8.50%, 7/10/19	TRY	160	$53,068
10.50%, 1/15/20		241	84,282
5.63%, 3/30/21	USD	100	106,500

			763,899
Uruguay — 0.0%
Republic of Uruguay, 4.38%, 10/27/27		140	150,675
Venezuela — 0.0%
Bolivarian Republic of Venezuela:
8.25%, 10/13/24		40	19,640
7.00%, 3/31/38		46	21,229

			40,869
Total Foreign Government Obligations — 1.3%			6,498,757

Investment Companies — 4.9%		Shares
iShares Core U.S. Aggregate Bond ETF (h)		209,199	23,518,152

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		96	95,687
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 1.43%, 10/25/46 (b)		92	64,640
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)		95	94,421
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		53	52,831
COLT LLC, Series 2015-1, Class A1V, 3.52%, 12/26/45 (a)(b)		65	64,349
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)		93	94,225
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.82%, 1/25/36 (b)		37	31,844
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		77	60,720
Series 2006-OA21, Class A1, 0.70%, 3/20/47 (b)		1,288	891,913
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,007	729,919
Series 2007-OA3, Class 1A1, 0.66%, 4/25/47 (b)		54	46,019
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.45%, 4/25/46 (b)		87	47,614
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 2A1, 2.95%, 8/27/46 (a)(b)		293	286,898
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		73	73,551
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)		231	231,214
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 1.02%, 1/27/37 (a)(b)		23	44,932
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.49%, 3/25/36 (b)		14	11,259

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, 0.87%, 3/25/35 (a)(b)	USD	51	$44,089
Series 2006-RP1, Class 1AF1, 0.87%, 1/25/36 (a)(b)		37	30,611
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.32%, 11/25/34 (b)		38	37,278
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 0.73%, 3/25/37 (b)		85	61,229
LSTAR Securities Investment Trust:
Series 2014-2, Class A, 2.52%, 12/01/21 (a)(b)		270	270,236
Series 2015-10, Class A1, 2.49%, 11/01/20 (a)(b)		58	56,916
Series 2015-10, Class A2, 3.99%, 11/01/20 (a)(b)		110	105,600
Series 2015-2, Class A, 2.52%, 1/01/20 (a)(b)		164	161,710
Series 2015-3, Class A, 2.52%, 3/01/20 (a)(b)		240	236,944
Series 2016-2, Class A, 2.52%, 3/01/21 (a)(b)		260	254,689
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.22%, 6/26/47 (a)(b)		92	81,415
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(b)		82	82,655
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.01%, 11/26/35 (a)(b)		100	88,963
RALI Trust, Series 2007-QH6, Class A1, 0.71%, 7/25/37 (b)		58	49,978
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		39	33,932
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)		67	66,413

			4,584,694
Commercial Mortgage-Backed Securities — 1.6%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	29,853
Series 2007-2, Class AM, 5.80%, 4/10/49 (b)		25	25,429
Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		163	164,529
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		60	60,169
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		130	133,282
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.72%, 2/15/28 (a)(b)		100	97,884
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		100	105,695
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 0.83%, 10/25/36 (a)(b)		31	25,584
Series 2007-4A, Class A1, 0.94%, 9/25/37 (a)(b)		52	44,137
Series 2008-4, Class A3, 3.28%, 7/25/38 (a)(b)		97	99,073

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44	USD	244	$246,061
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		54	55,286
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.02%, 7/05/33 (a)(b)		130	129,614
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		100	100,145
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		100	95,958
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)		10	10,055
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.91%, 12/15/27 (a)(b)		277	277,491
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58		20	21,012
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.16%, 2/15/33 (a)(b)		150	151,175
Series 2016-RNDB, Class CFL, 4.01%, 2/15/33 (a)(b)		97	97,911
Series 2016-RNDB, Class DFL, 5.23%, 2/15/33 (a)(b)		88	89,317
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class D, 4.60%, 4/10/46 (a)(b)		190	182,819
Series 2016-C1, Class C, 5.12%, 5/10/49 (b)		30	30,765
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		280	280,239
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		138	143,824
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.21%, 12/10/49 (a)(b)		140	134,961
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	131,873
Series 2014-FL5, Class D, 4.51%, 10/15/31 (a)(b)		115	103,093
Series 2014-TWC, Class B, 2.12%, 2/13/17 (a)(b)		100	99,805
Series 2015-CR25, Class C, 4.70%, 8/10/48 (b)		110	114,263
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.73%, 7/20/46 (b)		215	106,238
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.30%, 11/12/43 (a)(b)		24	24,800
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.27%, 2/15/41 (b)		80	82,309
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		100	108,130
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.91%, 1/15/49 (b)		30	32,479

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)	USD	90	$68,619
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		205	207,363
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(b)		33	32,818
Series 2015-K50, Class B, 3.91%, 10/25/48 (a)(b)		30	29,821
Series 2016-K54, Class B, 4.05%, 2/25/26 (a)(b)		25	25,341
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		30	28,542
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		350	334,462
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.85%, 10/10/49		130	134,446
Hilton USA Trust, Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)		100	99,982
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		25	24,604
Series 2007-LD11, Class A4, 5.94%, 5/15/17 (b)		122	123,934
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		72	73,183
Series 2014-FL6, Class A, 1.91%, 11/15/31 (a)(b)		128	128,038
Series 2015-CSMO, Class D, 3.81%, 1/15/32 (a)(b)		100	99,732
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		100	102,108
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.31%, 9/15/28 (a)(b)		69	69,527
Series 2015-LSP, Class D, 4.51%, 9/15/28 (a)(b)		179	179,099
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.01%, 6/12/50 (b)		140	142,161
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49		15	15,326
Series 2007-7, Class A4, 5.81%, 6/12/50 (b)		78	78,837
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		65	46,552
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.70%, 2/12/44 (b)		32	31,663
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	151,164
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		49	48,650
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.16%, 2/16/51 (a)(b)		723	721,718
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.58%, 4/15/32 (a)(b)		78	77,286

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	USD	27	$26,516
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		110	105,600
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 2.95%, 6/25/45 (a)(b)		67	67,725
Series 2016-1, Class AFL, 2.97%, 4/25/46 (a)(b)		118	118,423
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1.86%, 6/15/29 (a)(b)		100	100,007
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.27%, 1/15/27 (a)(b)		300	290,153
Series 2015-C27, Class C, 3.89%, 2/15/48		47	43,236
Series 2015-C31, Class D, 3.85%, 11/15/48		10	7,549
WF-RBS Commercial Mortgage Trust 2014-C22, 3.92%, 9/15/24 (b)		120	115,687

			7,585,130
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		1,000	78,650
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		4,250	189,806
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.94%, 5/10/58 (b)		216	26,529
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		120	7,271
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.42%, 3/10/47 (b)		1,001	64,109
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.86%, 1/10/46 (b)		1,065	63,226
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		2,522	19,041
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		438	32,176
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		1,000	37,405
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		1,000	23,000
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.75%, 2/10/46 (b)		1,251	95,124
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		992	63,400
Series 2015-C33, Class XA, 1.20%, 12/15/48 (b)		417	28,778
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		272	16,082
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)		100	6,584
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.14%, 2/15/48 (b)		989	60,684
Series 2016-C33, 1.98%, 3/17/59 (b)		398	47,285

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.28%, 11/15/45 (a)(b)	USD	229	$19,022
Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)		1,094	60,875

			939,047
Total Non-Agency Mortgage-Backed Securities — 2.7%			13,108,871

Other Interests (i)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(f)		130	—
Lehman Brothers Holdings, Inc. (d)(f)		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.2%
Bank of New York Mellon Corp., 4.63% (b)(j)		647	637,295
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		28	24,080

			661,375
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		80	85,400
Total Capital Trusts — 0.2%			746,775

Preferred Stocks		Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 0.05% (b)		10,000	35,100
Freddie Mac, Series Z, 0.05% (b)		10,000	34,800

			69,900
Total Preferred Stocks — 0.0%			69,900

Trust Preferreds		Shares
Banks — 0.1%
Citigroup Capital XIII, 7.26%, 10/30/40 (b)		16,773	441,801
Consumer Finance — 0.0%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (b)		9,050	229,961
Total Trust Preferreds — 0.1%			671,762
Total Preferred Securities — 0.3%			1,488,437

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.24%, 1/01/37 (b)		60	55,411
Bay Area Toll Authority RB: 6.92%, 4/01/40		80	118,311

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Taxable Municipal Bonds		Par (000)	Value
7.04%, 4/01/50	USD	45	$72,315
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		80	94,696
California State Public Works Board RB, 8.36%, 10/01/34		40	61,919
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/45 (a)		10	11,994
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		50	60,855
City of Portland, OR Sewer System Revenue RB, 5.00%, 6/15/23		60	74,450
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		45	45,698
City of Seattle, WA Municipal Light & Power Revenue RB, 5.00%, 4/01/23-4/01/25		100	125,096
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		45	62,527
Clark County School District GO, 5.00%, 6/15/23-6/15/28		275	341,957
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		30	33,763
Commonwealth of Massachusetts GO, 5.00%, 7/01/22-7/01/28		255	320,594
Commonwealth of Pennsylvania GO, 5.00%, 9/15/24-9/15/26		45	56,091
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(f)		715	468,325
Contra Costa Community College District GO, 6.50%, 8/01/34		25	34,402
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		50	50,842
5.00%, 10/01/38		45	52,170
County of Miami-Dade, FL GO, 5.00%, 7/01/29-7/01/38		140	171,870
Eastern Municipal Water District Financing Authority RB, 5.00%, 7/01/33		10	12,545
Energy Northwest RB:
2.81%, 7/01/24		65	67,901
5.00%, 7/01/27-7/01/28		50	64,083
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	16,437
Health & Educational Facilities Authority of the
State of Missouri RB, 5.00%, 11/15/29- 11/15/34		50	61,291
Horry County School District, SC GO, 5.00%, 3/01/19-3/01/25		130	157,676
Los Angeles Community College District GO, 6.60%, 8/01/42		65	100,237
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	46,933
Los Angeles Unified School District GO:
5.00%, 7/01/30		30	38,090
6.76%, 7/01/34		60	87,106
Massachusetts Clean Water Trust RB, 5.00%, 2/01/25-2/01/28		105	135,923
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		145	166,931
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		30	43,136
6.81%, 11/15/40		55	79,731
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	46,463
Miami-Dade County Educational Facilities
Authority RB, 5.07%, 4/01/50		30	35,989
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 1/01/28-1/01/30		30	38,170
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	61,111

Taxable Municipal Bonds		Par (000)	Value
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23 (k)	USD	35	$43,744
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	103,572
New Jersey Transportation Trust Fund Authority RB, 0.00%, 12/15/27-12/15/31 (l)		100	63,148
New Jersey Transportation Trust Fund Authority RB AGM, 0.00%, 12/15/33 (l)		50	26,696
New Jersey Transportation Trust Fund Authority RB AMBAC, 0.00%, 12/15/35-12/15/36 (l)		100	44,731
New Jersey Turnpike Authority RB, 5.00%, 1/01/45		15	17,719
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 2.28%, 5/01/26		55	54,718
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	49,857
5.38%, 6/15/43		215	251,096
5.50%, 6/15/43		255	299,345
5.88%, 6/15/44		50	72,435
New York State Dormitory Authority RB:
5.00%, 3/15/20-3/15/32		170	209,461
5.39%, 3/15/40		50	66,505
New York State Housing Finance Agency RB, 3.25%, 11/01/41		20	20,157
New York State Thruway Authority RB, 5.00%, 5/01/19-1/01/31		50	58,809
New York State Urban Development Corp. RB, 5.00%, 3/15/24-3/15/28		180	230,915
New York Transportation Development Corp. RB:
5.00%, 7/01/46		85	96,025
5.25%, 1/01/50		65	74,877
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	109,291
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		25	29,038
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		65	81,486
4.46%, 10/01/62		60	69,325
4.81%, 10/15/65		30	36,548
Port of Morrow, OR RB, 2.99%, 9/01/36		40	39,806
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		75	107,651
San Diego County Water Authority Financing Corp. RB, 5.00%, 5/01/32-5/01/33		40	50,152
South Carolina Public Service Authority RB, 2.39%, 12/01/23		77	78,549
State of California GO:
5.00%, 9/01/17-9/01/32		115	139,645
7.50%, 4/01/34		60	91,315
7.55%, 4/01/39		30	47,915
4.99%, 4/01/39		40	43,011
7.30%, 10/01/39		15	22,862
7.35%, 11/01/39		35	53,611
7.60%, 11/01/40		160	260,330
State of Georgia GO, 5.00%, 7/01/23- 2/01/29		285	363,036
State of Hawaii GO, 5.00%, 10/01/27- 10/01/29 (k)		150	191,054
State of Illinois GO, 5.10%, 6/01/33		170	163,596
State of Maryland GO, 5.00%, 6/01/23- 6/01/24		70	88,130
State of Minnesota GO, 5.00%, 8/01/27		40	52,286
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27-12/01/28		55	70,223
State of North Carolina GO, 5.00%, 6/01/24- 6/01/26		250	324,151
State of Ohio GO, 5.00%, 12/15/23-9/15/24		105	132,236

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Taxable Municipal Bonds		Par (000)	Value
State of Washington GO, 5.00%, 8/01/25-8/01/32	USD	340	$429,758
State of Wisconsin GO, 5.00%, 5/01/34		65	79,395
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		45	51,023
Turlock Irrigation District RB, 5.00%, 1/01/46		20	24,271
University of California RB, 4.86%, 5/15/12		50	55,268
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		120	140,675
Total Taxable Municipal Bonds — 1.8%			8,782,486

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2013-C01, Class M2, 5.77%, 10/25/23 (b)		590	653,247
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23-10/25/23 (b)		50	55,371
Series K050, Class A2, 3.33%, 8/25/25 (b)		30	33,027
Series K055, Class A2, 2.67%, 3/25/26		30	31,389

			119,787
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2014-M13, Class X2, 0.24%, 8/25/24 (b)		4,981	51,703
Freddie Mac:
Series K055, Class X1, 1.50%, 3/25/26 (b)		501	52,136
Series K056, Class X1, 1.40%, 5/25/26 (b)		190	18,334
Series K718, Class X1, 0.77%, 1/25/22 (b)		193	5,562
Ginnie Mae:
Series 2012-120, Class IO, 0.88%, 2/16/53 (b)		1,077	62,008
Series 2014-172, Class IO, 1.06%, 1/16/49 (b)		491	30,038
Series 2014-40, Class AI, 1.00%, 2/16/39		437	12,189
Series 2014-52, Class AI, 0.83%, 8/16/41		319	8,829
Series 2016-110, Class IO, 1.07%, 5/16/58 (b)		125	10,672
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		189	15,476

			266,947
Mortgage-Backed Securities — 14.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-10/01/31 (m)		1,745	1,808,557
2.54%, 8/01/28		40	41,098
2.95%, 3/01/41 (b)		42	44,036
3.00%, 4/01/29-10/01/46 (m)		7,317	7,665,342
3.38%, 6/01/41 (b)		106	111,542
3.50%, 7/01/26-10/01/46 (m)		10,643	11,315,021
3.54%, 9/01/41 (b)		75	79,389
4.00%, 2/01/25-10/01/46 (m)		14,119	15,236,744
4.50%, 2/01/25-10/01/46 (m)		2,653	2,918,807
5.00%, 6/01/39-10/01/46 (m)		1,977	2,211,478
5.50%, 2/01/35-4/01/41		1,055	1,198,408
6.00%, 12/01/27-10/01/46 (m)		998	1,149,819
6.50%, 5/01/40		202	232,583

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/31 (m)	USD	770	$799,378
3.00%, 1/01/30-10/01/46 (b)(m)		2,324	2,439,036
3.50%, 10/01/31-10/01/46 (m)		4,932	5,228,413
4.00%, 8/01/40-10/01/46 (m)		2,829	3,044,977
4.50%, 2/01/39-10/01/46 (m)		1,299	1,424,401
5.00%, 10/01/41-11/01/41		453	502,986
5.50%, 6/01/41		191	215,594
6.00%, 1/01/34		159	184,914
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46 (m)		2,980	3,121,663
3.50%, 12/20/41-10/15/46		4,792	5,099,395
4.00%, 9/20/40-10/15/46 (m)		2,137	2,293,569
4.50%, 12/20/39-10/15/46		1,976	2,172,152
5.00%, 12/15/38-12/15/40		252	282,403
5.50%, 10/15/45 (m)		295	333,073
7.50%, 3/15/32		4	5,203

			71,159,981
Total U.S. Government Sponsored Agency Securities — 14.9%			72,199,962

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45 (n)		1,082	1,234,579
2.50%, 5/15/46 (o)		1,130	1,169,550
2.25%, 8/15/46 (o)		34	33,678
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26		4,409	4,491,714
0.63%, 1/15/26		1,491	1,567,933
U.S. Treasury Notes:
0.75%, 7/31/18-2/15/19 (o)		7,490	7,480,334
1.13%, 6/30/21-9/30/21 (o)		6,412	6,405,265
1.38%, 6/30/23		802	800,590
2.00%, 8/15/25		701	725,426
2.25%, 11/15/25		1,644	1,735,447
1.50%, 8/15/26		78	77,538
Total U.S. Treasury Obligations — 5.3%			25,722,054
Total Long-Term Investments (Cost — $449,942,874) — 102.7%			497,433,830

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 1.1%(p)
Amherst Pierpont Securities LLC, 0.10%, Open (q) (Purchased on 8/10/16 to be repurchased at $998,900, collateralized by U.S. Treasury Notes, 0.63% due at 6/30/18, par and fair value of USD 1,000,000 and $997,812, respectively)	USD	999	998,750
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 9/16/16 to be repurchased at $12,810, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 12,000 and $12,756, respectively)		13	12,810

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)(p)
Barclays Bank PLC, 0.00%, Open (q) (Purchased on 9/19/16 to be repurchased at $12,750, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 12,000 and $12,756, respectively)	USD	13	$12,750
BNP Paribas Securities Corp., 0.10%, Open (q) (Purchased on 7/05/16 to be repurchased at $179,532, collateralized by U.S. Treasury Bonds, 2.50% due at 2/15/46, par and fair value of USD 166,000 and $171,577, respectively)		179	179,487
BNP Paribas Securities Corp., 0.35%, Open (q) (Purchased on 5/03/16 to be repurchased at $156,944, collateralized by U.S. Treasury Notes, 2.13% due at 12/31/22, par and fair value of USD 150,000 and $156,961, respectively)		157	156,750
Citigroup Global Markets, Inc., 0.00%, Open (q) (Purchased on 9/19/16 to be repurchased at $38,038, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 34,000 and $37,791, respectively)		38	38,037
Credit Suisse Securities (USA) LLC, 0.00%, Open (q) (Purchased on 9/16/16 to be repurchased at $13,410, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 12,000 and $13,338, respectively)		13	13,410
Credit Suisse Securities (USA) LLC, 0.00%, Open (q) (Purchased on 9/19/16 to be repurchased at $51,520, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 46,000 and $51,129, respectively)		52	51,520
Credit Suisse Securities (USA) LLC, 0.95%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $1,479,464, collateralized by U.S. Treasury Notes, 1.63% due at 2/15/26, par and fair value of USD 1,464,700 and $1,467,218, respectively)		1,479	1,479,347
J.P. Morgan Securities LLC, 0.92%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $2,616,101, collateralized by U.S. Treasury Notes, 1.63% due at 5/15/26, par and fair value of USD 2,590,000 and $2,593,440, respectively)		2,616	2,615,900

			5,558,761

Certificates of Deposit		Par (000)	Value
Domestic — 0.1%
Wells Fargo Bank N.A., 1.34%	USD	410	409,963
Yankee — 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.43% (b)		480	480,811
Cooperatieve Rabobank UA, New York, 1.31% (b)		480	480,268
Credit Industriel et Commercial, New York, 1.41% (b)		480	480,692

Certificates of Deposit		Par (000)	Value
Yankee (continued)
Credit Suisse AG, New York, 1.58% (b)	USD	240	$240,349
Credit Suisse AG, New York, 1.61% (b)		200	200,266
Skandinaviska Enskilda Banken AB, New York, 1.29% (b)		480	480,179
Sumitomo Mitsui Banking Corp., New York, 1.43% (b)		245	245,067
Toronto-Dominion Bank, New York, 1.30% (b)		470	470,289
UBS AG, Stamford, 1.53%		210	210,027

			3,287,948
Total Certificates of Deposit — (0.8)%			3,697,911

Commercial Paper
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)(r)		240	240,235
BPCE SA, 1.49%, 8/14/17 (r)		470	464,022
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17 (r)		470	464,114
Nordea Bank AB, 1.21%, 3/09/17 (r)		250	248,881
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)(r)		240	240,117
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)(r)		480	480,288
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)(r)		210	210,099
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)(r)		240	240,302
Total Commercial Paper — 0.5%			2,588,058

Money Market Funds		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (h)(s)		1,445,097	1,445,097
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.15% (s)		15,369,859	15,369,859

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (h)(s)(t)		18,368	18,368,060

Taxable Municipal Bonds (r)		Par (000)
State of Colorado RB, 3.00%, 6/27/17		30	30,469
State of Oregon GO, 2.00%, 6/30/17		30	30,260
Total Taxable Municipal Bonds — 0.0%			60,729
Total Short-Term Securities (Cost — $47,084,535) — 9.7%			47,088,475

Options Purchased
(Cost — $161,495) — 0.0%			100,208

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $497,188,904*) — 112.4%			$544,622,513

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — 0.0%
United Mexican States:
3.50%, 1/21/21 (u)	USD	24	(25,512)
5.13%, 1/15/20 (u)		92	(102,258)

			(127,770)
U.S. Treasury Obligations — (1.1)%
U.S. Treasury Bonds, 2.50%, 2/15/46 (u)		166	(171,577)
U.S. Treasury Notes:
0.63%, 6/30/18 (u)		1,000	(997,812)
1.63%, 2/15/26-5/15/26 (u)		4,055	(4,060,658)
2.13%, 12/31/22 (u)		150	(156,961)

			(5,387,008)
(Proceeds — $5,496,116) — (1.1)%			(5,514,778)

Options Written
(Premiums Received — $ 43,863) — (0.0)%			(12,428)

TBA Sale Commitments (m)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31	1,928	$(1,996,935)
3.00%, 10/01/31-10/01/46	5,786	(6,023,428)
3.50%, 10/01/31-10/01/46	6,646	(7,010,319)
4.00%, 10/01/31-10/01/46	7,860	(8,422,837)
4.50%, 10/01/46	1,108	(1,212,962)
5.00%, 10/01/46	1,049	(1,164,915)
5.50%, 10/01/46	631	(711,058)
6.00%, 10/01/46	674	(772,347)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/46	21	(21,822)
3.50%, 10/01/46	1,557	(1,642,605)
4.00%, 10/01/46	1,000	(1,072,637)
4.50%, 10/01/46	531	(581,393)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/46	297	(315,638)
4.50%, 10/15/46	884	(966,310)
Total TBA Sale Commitments (Proceeds — $31,874,088) — (6.6)%		(31,915,206)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 104.7%		507,180,101
Liabilities in Excess of Other Assets — (4.7)%		(22,849,123)

Net Assets — 100.0%		$484,330,978

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$498,077,489

Gross unrealized appreciation	$52,193,289
Gross unrealized depreciation	(5,648,265)

Net unrealized appreciation	$46,545,024

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	87,935	—		(87,935)[1]	—	—	$13,447		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,445,097	[2]	—	1,445,097	$ 1,445,097	221		—
BlackRock Liquidity Series, LLC, Money Market Series	$3,964,938	$14,403,122	[2]	—	$18,368,060	18,368,060	35,957	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	$ 29,546	$54,696		$(84,242)	—	—	54,348		$11,544
iShares Core U.S. Aggregate Bond ETF	—	209,199		—	209,199	23,518,152	43,423		—
Total						$43,331,309	$147,396		$11,544

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Perpetual security with no stated maturity date.

(k)	When-issued security.

(l)	Zero-coupon bond.

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,641,006)	$(8,325)
BNP Paribas Securities Corp.	$ 545,353	$ (274)
Citigroup Global Markets, Inc.	$ (854,765)	$ 912
Credit Suisse Securities (USA) LLC	$ (270,740)	$ 7,891
Deutsche Bank Securities, Inc.	—	$ 749
Goldman Sachs & Co.	$ 2,172,702	$ 786
J.P. Morgan Securities LLC	$(2,700,665)	$(4,201)
Jefferies LLC	$ 1,371,660	$ 1,231
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 155,001	$ 2,965
Morgan Stanley & Co. LLC	$ 1,253,288	$ 2,080
Nomura Securities International, Inc.	$ 995,957	$ 699
RBC Capital Markets, LLC	$ 39,033	$ (42)
Wells Fargo Securities, LLC	$ 879,880	$ 681

(n)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(o)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(q)	The amount to be repurchased assumes the maturity will be the day after the period end.

(r)	Rates are discount rates or a range of discount rates at the time of purchase.

(s)	Current yield as of period end.

(t)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(u)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Amherst Pierpont Securities LLC	1.05%	9/30/16	10/03/16	$1,196,388	$1,196,423	U.S. Treasury Obligations	Up to 30 Days
Barclays Capital, Inc.	1.15%	9/30/16	10/03/16	2,695,766	2,695,852	U.S. Treasury Obligations	Up to 30 Days
Deutsche Bank Securities LLC	0.20%	9/30/16	10/03/16	36,255	36,255	U.S. Treasury Obligations	Up to 30 Days
Deutsche Bank Securities LLC	0.30%	9/30/16	10/03/16	2,853,115	2,853,139	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	9/30/16	10/03/16	2,000,000	2,000,075	U.S. Treasury Obligations	Up to 30 Days
Total				$8,781,524	$8,781,744

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(7)	Euro-Bund	December 2016	USD	1,302,980	$ (8,803)
(6)	Long Gilt British	December 2016	USD	1,012,936	1,006
106	S&P 500 E-Mini Index	December 2016	USD	11,450,120	202,298
29	U.S. Treasury Bonds (30 Year)	December 2016	USD	4,876,531	(31,180)
4	U.S. Treasury Notes (10 Year)	December 2016	USD	524,500	(880)
(69)	U.S. Treasury Notes (2 Year)	December 2016	USD	15,074,344	(162)
140	U.S. Treasury Notes (5 Year)	December 2016	USD	17,012,187	51,873
(75)	U.S. Ultra Treasury Bonds	December 2016	USD	13,790,625	204,368
20	U.S. Ultra Treasury Bonds	December 2016	USD	3,677,500	(65,662)
(5)	Euro Dollar	December 2017	USD	1,236,688	(69)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
Total				$352,789

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	62,540,680	USD	92,000	Credit Suisse International	10/03/16	$ 3,076
USD	92,000	CLP	62,156,120	Credit Suisse International	10/03/16	(2,491)
BRL	160,550	USD	50,000	Bank of America N.A.	10/04/16	(691)
BRL	258,696	USD	80,000	Goldman Sachs International	10/04/16	(548)
BRL	194,280	USD	60,000	Royal Bank of Scotland PLC	10/04/16	(332)
BRL	167,025	USD	50,000	Royal Bank of Scotland PLC	10/04/16	1,298
CAD	103,398	USD	80,000	Barclays Bank PLC	10/04/16	(1,185)
CAD	103,419	USD	80,000	Barclays Bank PLC	10/04/16	(1,169)
EUR	92,815	USD	105,000	Citibank N.A.	10/04/16	(716)
EUR	48,628	USD	55,000	Citibank N.A.	10/04/16	(363)
GBP	60,409	USD	80,000	Barclays Bank PLC	10/04/16	(1,694)
GBP	60,411	USD	80,000	JPMorgan Chase Bank N.A.	10/04/16	(1,692)
HUF	44,376,688	USD	160,000	Citibank N.A.	10/04/16	1,849
JPY	8,023,831	USD	80,000	Barclays Bank PLC	10/04/16	(860)
JPY	8,024,549	USD	80,000	Barclays Bank PLC	10/04/16	(853)
MXN	163,400	USD	8,333	Bank of America N.A.	10/04/16	90
MXN	984,700	USD	50,000	Bank of America N.A.	10/04/16	760
MXN	162,604	USD	8,333	Citibank N.A.	10/04/16	49
MXN	162,621	USD	8,333	Citibank N.A.	10/04/16	50
MXN	163,549	USD	8,333	Citibank N.A.	10/04/16	97
MXN	965,147	USD	50,000	JPMorgan Chase Bank N.A.	10/04/16	(248)
MXN	162,724	USD	8,333	UBS AG	10/04/16	55
MXN	163,568	USD	8,333	UBS AG	10/04/16	98
RUB	10,216,000	USD	160,000	JPMorgan Chase Bank N.A.	10/04/16	2,528
SEK	670,367	USD	80,000	Goldman Sachs International	10/04/16	(1,842)
SEK	670,574	USD	80,000	Morgan Stanley & Co. International PLC	10/04/16	(1,818)
TRY	472,992	USD	160,000	Goldman Sachs International	10/04/16	(2,520)
USD	50,000	BRL	166,025	Goldman Sachs International	10/04/16	(991)
USD	20,000	BRL	66,440	Goldman Sachs International	10/04/16	(405)
USD	60,000	BRL	196,350	Goldman Sachs International	10/04/16	(304)
USD	50,000	BRL	162,575	Goldman Sachs International	10/04/16	69
USD	60,000	BRL	202,500	UBS AG	10/04/16	(2,193)
USD	160,000	CAD	206,688	Goldman Sachs International	10/04/16	2,453
USD	160,000	EUR	142,723	Credit Suisse International	10/04/16	(360)
USD	160,000	GBP	123,648	Deutsche Bank AG	10/04/16	(279)
USD	160,000	HUF	43,618,400	Goldman Sachs International	10/04/16	916
USD	160,000	JPY	16,150,960	Goldman Sachs International	10/04/16	701
USD	50,000	MXN	984,416	Citibank N.A.	10/04/16	(745)
USD	7,000	MXN	136,320	Citibank N.A.	10/04/16	(27)
USD	80,000	RUB	5,270,400	BNP Paribas S.A.	10/04/16	(3,847)
USD	80,000	RUB	5,275,600	Morgan Stanley & Co. International PLC	10/04/16	(3,930)
USD	160,000	SEK	1,369,353	Barclays Bank PLC	10/04/16	347
USD	80,000	TRY	238,259	BNP Paribas S.A.	10/04/16	673

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	80,000	TRY	238,221	Deutsche Bank AG	10/04/16	$686
USD	80,000	ZAR	1,141,756	Bank of America N.A.	10/04/16	(3,138)
USD	80,000	ZAR	1,141,182	Credit Suisse International	10/04/16	(3,096)
ZAR	2,189,290	USD	160,000	Barclays Bank PLC	10/04/16	(586)
BRL	516,240	USD	160,000	Royal Bank of Scotland PLC	10/05/16	(1,496)
COP	160,242,500	USD	55,000	BNP Paribas S.A.	10/05/16	519
COP	145,250,000	USD	50,000	Royal Bank of Scotland PLC	10/05/16	325
COP	159,775,000	USD	55,000	Royal Bank of Scotland PLC	10/05/16	357
USD	80,000	BRL	261,040	Credit Suisse International	10/05/16	(149)
USD	80,000	BRL	261,120	Deutsche Bank AG	10/05/16	(173)
USD	105,000	COP	310,695,000	Royal Bank of Scotland PLC	10/05/16	(2,646)
USD	55,000	COP	162,827,500	Standard Chartered Bank	10/05/16	(1,415)
USD	2,238	EUR	2,000	HSBC Bank PLC	10/05/16	(10)
USD	1,041,911	EUR	934,000	Royal Bank of Scotland PLC	10/05/16	(7,554)
USD	37,447	MXN	708,000	Royal Bank of Scotland PLC	10/05/16	955
USD	86,589	TRY	258,278	Bank of America N.A.	10/05/16	615
USD	54,455	TRY	162,424	Goldman Sachs International	10/05/16	388
INR	133,360	USD	2,000	Royal Bank of Scotland PLC	10/13/16	(2)
INR	4,656,400	USD	70,000	Standard Chartered Bank	10/13/16	(228)
INR	4,698,400	USD	70,000	UBS AG	10/13/16	402
USD	386,251	IDR	5,052,938,321	BNP Paribas S.A.	10/13/16	(154)
USD	70,000	INR	4,692,100	BNP Paribas S.A.	10/13/16	(307)
EUR	39,534	USD	44,469	Goldman Sachs International	10/14/16	(29)
USD	89,757	EUR	80,063	Bank of America N.A.	10/14/16	(243)
USD	29,768	EUR	26,653	Bank of America N.A.	10/14/16	(193)
USD	46,182	EUR	40,647	Bank of America N.A.	10/14/16	491
USD	15,044	EUR	13,438	Citibank N.A.	10/14/16	(61)
USD	30,706	EUR	27,158	Morgan Stanley & Co. International PLC	10/14/16	177
USD	70,000	CLP	46,270,000	Royal Bank of Scotland PLC	10/17/16	(255)
TRY	289,025	USD	96,908	Citibank N.A.	10/18/16	(959)
TRY	252,871	USD	84,592	Citibank N.A.	10/18/16	(645)
TRY	218,219	USD	72,826	Deutsche Bank AG	10/18/16	(382)
TRY	15,225	USD	5,091	HSBC Bank PLC	10/18/16	(37)
TRY	123,341	USD	41,122	JPMorgan Chase Bank N.A.	10/18/16	(176)
TRY	134,071	USD	44,671	JPMorgan Chase Bank N.A.	10/18/16	(163)
USD	171,030	TRY	508,046	Citibank N.A.	10/18/16	2,372
USD	176,555	TRY	524,709	Morgan Stanley & Co. International PLC	10/18/16	2,365
USD	21,761	IDR	291,385,000	Deutsche Bank AG	10/21/16	(494)
USD	21,796	IDR	291,387,634	UBS AG	10/21/16	(460)
USD	73,000	TWD	2,287,455	JPMorgan Chase Bank N.A.	10/21/16	(18)
MYR	322,686	USD	78,000	Royal Bank of Scotland PLC	10/24/16	(81)
USD	25,000	ZAR	342,153	Goldman Sachs International	10/26/16	194
USD	25,000	ZAR	341,932	Morgan Stanley & Co. International PLC	10/26/16	210
RUB	3,210,000	USD	50,000	BNP Paribas S.A.	10/27/16	780
KRW	29,327,758	USD	26,517	UBS AG	10/28/16	106
KRW	68,461,207	USD	61,883	UBS AG	10/28/16	265
USD	88,400	KRW	97,461,000	Standard Chartered Bank	10/28/16	(74)
BRL	606,918	USD	186,000	Royal Bank of Scotland PLC	11/03/16	(1,235)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,052,905	EUR	938,000	Royal Bank of Scotland PLC	11/03/16	$(543)
USD	36,086	MXN	708,000	Citibank N.A.	11/03/16	(477)
MXN	1,813,686	USD	93,000	Royal Bank of Scotland PLC	11/04/16	149
USD	152,000	CNH	1,016,179	Morgan Stanley & Co. International PLC	11/07/16	136
BRL	75,504	USD	22,000	BNP Paribas S.A.	12/21/16	653
BRL	43,526	USD	13,200	Goldman Sachs International	12/21/16	(141)
BRL	19,898	USD	5,800	JPMorgan Chase Bank N.A.	12/21/16	170
BRL	14,791	USD	4,400	Nomura International PLC	12/21/16	38
BRL	58,318	USD	17,600	Royal Bank of Scotland PLC	12/21/16	(103)
CAD	29,088	USD	22,000	BNP Paribas S.A.	12/21/16	185
CAD	11,479	USD	8,800	Royal Bank of Scotland PLC	12/21/16	(45)
CNH	802,906	USD	120,000	HSBC Bank PLC	12/21/16	(297)
COP	243,809,717	USD	81,697	Credit Suisse International	12/21/16	1,674
COP	99,140,000	USD	33,062	State Street Bank and Trust Co.	12/21/16	839
COP	101,030,000	USD	33,664	State Street Bank and Trust Co.	12/21/16	883
COP	234,010,000	USD	78,446	State Street Bank and Trust Co.	12/21/16	1,573
COP	235,545,000	USD	78,551	State Street Bank and Trust Co.	12/21/16	1,994
EUR	14,000	RUB	1,044,400	BNP Paribas S.A.	12/21/16	(500)
EUR	23,520	RUB	1,769,092	Deutsche Bank AG	12/21/16	(1,066)
EUR	9,680	SEK	92,200	Citibank N.A.	12/21/16	122
EUR	19,800	USD	22,241	BNP Paribas S.A.	12/21/16	88
EUR	40,480	USD	45,700	Royal Bank of Scotland PLC	12/21/16	(48)
EUR	3,520	USD	3,973	Royal Bank of Scotland PLC	12/21/16	(3)
EUR	220	USD	247	Standard Chartered Bank	12/21/16	1
EUR	4,400	USD	4,925	Standard Chartered Bank	12/21/16	37
GBP	30,800	USD	39,871	HSBC Bank PLC	12/21/16	123
GBP	11,440	USD	15,127	JPMorgan Chase Bank N.A.	12/21/16	(272)
JPY	1,780,908	USD	17,600	BNP Paribas S.A.	12/21/16	30
JPY	1,099,196	USD	10,780	HSBC Bank PLC	12/21/16	101
JPY	81,159,165	USD	810,000	Nomura International PLC	12/21/16	(6,586)
JPY	673,304	USD	6,600	Northern Trust Corp.	12/21/16	65
KRW	19,456,800	USD	17,600	BNP Paribas S.A.	12/21/16	59
KRW	19,458,560	USD	17,600	Citibank N.A.	12/21/16	60
KRW	78,038,230	USD	71,000	HSBC Bank PLC	12/21/16	(174)
KRW	19,459,440	USD	17,600	HSBC Bank PLC	12/21/16	61
KRW	19,673,280	USD	17,600	HSBC Bank PLC	12/21/16	255
KRW	50,035,885	USD	44,440	JPMorgan Chase Bank N.A.	12/21/16	971
MXN	269,608	USD	14,080	UBS AG	12/21/16	(303)
NOK	109,812	USD	13,200	BNP Paribas S.A.	12/21/16	539
NOK	266,924	USD	32,560	BNP Paribas S.A.	12/21/16	836
NOK	94,250	USD	11,440	Morgan Stanley & Co. International PLC	12/21/16	352
NOK	73,027	USD	8,800	Royal Bank of Scotland PLC	12/21/16	337
NZD	15,620	USD	11,340	Royal Bank of Scotland PLC	12/21/16	(3)
NZD	44,000	USD	31,838	Westpac Banking Corp.	12/21/16	98
RUB	209,610	USD	3,148	JPMorgan Chase Bank N.A.	12/21/16	121
SEK	8,359	EUR	880	Goldman Sachs International	12/21/16	(14)
USD	10,500	AUD	14,080	Goldman Sachs International	12/21/16	(256)
USD	6,628	AUD	8,800	Goldman Sachs International	12/21/16	(94)

22	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,633	AUD	44,000	Goldman Sachs International	12/21/16	$21
USD	13,497	AUD	17,600	Royal Bank of Scotland PLC	12/21/16	53
USD	22,000	BRL	72,101	BNP Paribas S.A.	12/21/16	368
USD	22,000	BRL	72,395	Royal Bank of Scotland PLC	12/21/16	280
USD	10,560	CAD	13,914	Goldman Sachs International	12/21/16	(52)
USD	26,400	CAD	34,831	Royal Bank of Scotland PLC	12/21/16	(165)
USD	771,000	CNH	5,188,225	HSBC Bank PLC	12/21/16	(2,496)
USD	580,336	COP	1,727,950,469	Royal Bank of Scotland PLC	12/21/16	(10,540)
USD	12,412	EUR	11,000	BNP Paribas S.A.	12/21/16	6
USD	9,937	EUR	8,800	BNP Paribas S.A.	12/21/16	13
USD	3,148	EUR	2,800	JPMorgan Chase Bank N.A.	12/21/16	(10)
USD	58,841	EUR	52,162	Morgan Stanley & Co. International PLC	12/21/16	15
USD	19,750	EUR	17,600	Royal Bank of Scotland PLC	12/21/16	(99)
USD	33,789	EUR	29,920	UBS AG	12/21/16	46
USD	44,913	GBP	33,880	Bank of America N.A.	12/21/16	920
USD	11,523	GBP	8,800	Citibank N.A.	12/21/16	97
USD	11,479	GBP	8,800	HSBC Bank PLC	12/21/16	53
USD	34,376	GBP	26,400	HSBC Bank PLC	12/21/16	96
USD	17,274	GBP	13,200	JPMorgan Chase Bank N.A.	12/21/16	134
USD	162,109	IDR	2,160,098,705	JPMorgan Chase Bank N.A.	12/21/16	(1,333)
USD	880	JPY	89,080	Barclays Bank PLC	12/21/16	(2)
USD	11,440	KRW	12,478,752	BNP Paribas S.A.	12/21/16	115
USD	88,400	KRW	99,728,460	Deutsche Bank AG	12/21/16	(2,111)
USD	30,800	KRW	33,821,480	HSBC Bank PLC	12/21/16	104
USD	22,880	KRW	24,950,182	Standard Chartered Bank	12/21/16	236
USD	8,800	MXN	173,906	Citibank N.A.	12/21/16	(86)
USD	11,880	MXN	230,299	JPMorgan Chase Bank N.A.	12/21/16	112
USD	14,960	MXN	276,797	Royal Bank of Scotland PLC	12/21/16	816
USD	190,531	MXN	3,693,050	Royal Bank of Scotland PLC	12/21/16	1,822
USD	44,000	NOK	357,022	Citibank N.A.	12/21/16	(668)
USD	35,200	NOK	285,687	Citibank N.A.	12/21/16	(543)
USD	654	NZD	880	Credit Suisse International	12/21/16	15
USD	25,744	NZD	35,200	Westpac Banking Corp.	12/21/16	196
USD	247	SEK	2,101	Standard Chartered Bank	12/21/16	2
USD	22,000	ZAR	318,087	BNP Paribas S.A.	12/21/16	(805)
USD	17,600	ZAR	250,796	BNP Paribas S.A.	12/21/16	(380)
USD	17,600	ZAR	245,031	Goldman Sachs International	12/21/16	33
USD	10,340	ZAR	150,595	JPMorgan Chase Bank N.A.	12/21/16	(457)
ZAR	248,371	USD	17,600	BNP Paribas S.A.	12/21/16	207
ZAR	325,468	USD	22,000	HSBC Bank PLC	12/21/16	1,334
ZAR	155,969	USD	10,560	UBS AG	12/21/16	622
Total						$(42,652)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	55	$24,922
Euro Dollar Futures	Put	12/16/16	USD	98.50	239	43,319
Total						$68,241

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Barrier Options Purchased
Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Notional Amount (000)		Value
USD Currency	One-Touch	Citibank N.A.	10/20/16	JPY	105.00	JPY	105.00	USD	44	$ 37
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN	23.00	USD	5	379
Total										$416

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	11/04/16	CNH	6.80	USD	1,170	$1,785
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	19.65	USD	100	2,210
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	18.75	USD	90	4,154
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	100	1,936
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	90	1,896
		Morgan Stanley & Co.
USD Currency	Put	International PLC	10/18/16	MXN	19.30	USD	90	1,263
AUD Currency	Put	UBS AG	10/20/16	USD	0.75	AUD	2,150	4,233
		Morgan Stanley & Co.
USD Currency	Put	International PLC	11/23/16	BRL	3.30	USD	80	2,239
Total								$19,716

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Bank of America N.A.	Put	2.05%	Pay	3-month LIBOR	11/18/16	USD	2,383	$11,835

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar Futures	Put	12/16/16	USD	98.00	239	$(4,481)

OTC Barrier Options Written

Description	Put/ Call	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price	Contracts	Value
USD Currency	Call	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY 105.00	—	$(37)

24	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	150	$(2,424)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	150	(822)
AUD Currency	Put	Deutsche Bank AG	10/20/16	USD	0.75	AUD	2,150	(4,233)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	100	(431)
Total								$(7,910)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	3,380	$14,236
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	5,047	6,969
Total						$21,205

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A		11/26/16	USD	695	$(793)
1.26%[1]	3-month LIBOR	N/A		1/12/17	USD	9,370	(22,572)
1.02%[2]	3-month LIBOR	1/05/17	[3]	9/30/18	USD	24,041	(5,177)
1.31%[1]	3-month LIBOR	12/30/16	[3]	8/15/23	USD	3,242	437
2.13%[2]	3-month LIBOR	N/A		8/25/25	USD	65	4,081
1.75%[1]	3-month LIBOR	12/30/16	[3]	2/15/36	USD	1,264	(3,401)
Total							$(27,425)

1 Fund pays the fixed rate and receives the floating rate.

2 Fund pays the floating rate and receives the fixed rate.

3 Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	209	$2,005	$1,372	$ 633
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	209	2,682	2,093	589
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	110	(3,352)	(3,510)	158
		Morgan Stanley Capital
Valero Energy Corp.	1.00%	Services LLC	12/20/20	USD	115	614	2,397	(1,783)
Commonwealth Bank of
Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	195	(3,591)	(2,194)	(1,397)
Commonwealth Bank of
Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	155	(2,854)	(1,744)	(1,110)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	107	219	547	(328)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	23	47	125	(78)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	7	14	42	(28)
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	578	(8,644)	(8,330)	(314)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	372	3,663	3,577	86
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	285	2,806	2,369	437
(S) Cds: Scds: (HSBC) Csfsw 1.000 20-Dec-2021 Buyprot Init 1%	1.00%	Credit Suisse International	12/20/21	EUR	80	(1,196)	(1,200)	4
HSBC Holdings PLC ADR	1.00%	Credit Suisse International	12/20/21	EUR	125	(1,870)	(1,854)	(16)
HSBC Holdings PLC ADR	1.00%	Société Générale	12/20/21	EUR	65	(972)	(937)	(35)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	70	$5,031	$5,386	$(355)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	106	1,072	1,804	(732)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	45	1,563	1,784	(221)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	44	1,528	1,703	(175)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	430	30,907	32,897	(1,990)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	455	3,451	1,839	1,612
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	130	981	586	395
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	62	472	293	179
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	39	295	155	140
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	31	236	124	112
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	16	118	62	56
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	33	1,118	1,176	(58)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	20	678	727	(49)
Australia and New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	730	(12,556)	(12,319)	(237)
National Australia Bank Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	234	(3,635)	(3,602)	(33)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	95	6,829	7,387	(558)
Republic of the Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	23	174	70	104
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	71	2,406	2,377	29
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	71	2,405	2,460	(55)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/21	USD	378	2,757	3,731	(974)
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	228	(13,597)	(7,803)	(5,794)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	38	1,319	1,506	(187)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	175	12,579	13,466	(887)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	109	809	862	(53)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	45	342	202	140
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	22	168	57	111
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	36	1,220	1,257	(37)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	36	1,220	1,291	(71)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	36	1,220	1,291	(71)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	36	1,220	1,291	(71)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	20	678	746	(68)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	12/20/21	USD	143	(2,441)	(2,264)	(177)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	44	3,162	3,366	(204)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	100	7,188	7,764	(576)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	245	(4,213)	(4,134)	(79)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	202	(3,464)	(3,102)	(362)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	180	12,938	13,851	(913)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	102	771	261	510
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	41	313	187	126
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	46	2,489	2,739	(250)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	45	1,563	1,650	(87)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	48	1,627	1,624	3
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	48	1,626	1,635	(9)
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	38	291	153	138
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	50	1,213	2,245	(1,032)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	USD	130	4,769	4,244	525

26	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	20	$ 1,788	$ 1,326	$ 462
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	20	1,788	1,326	462
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley Capital Services LLC	5/11/63	USD	20	1,789	1,219	570

Total						$75,776	$89,649	$(13,873)

OTC Credit Default Swaps – Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	25	$ (2,597)	$ (426)	$ (2,171)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	209	(2,005)	(1,590)	(415)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	209	(2,681)	(2,237)	(444)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	670	(12,000)	(60,398)	48,398
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB+	USD	1,319	(23,642)	(120,498)	96,856
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	120	(3,292)	(16,366)	13,074
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	50	(3,863)	(5,193)	1,330
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	20	(1,789)	(1,655)	(134)

Total							$(51,869)	$(208,363)	$156,494

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	688	$ (264)	—	$ (264)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	1,376	(117)	—	(117)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	826	(281)	—	(281)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	117	4	—	4
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	2,271	461	1,810
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	(1,466)	—	(1,466)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	1,273	1,066	16	1,050
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	959	915	3	912
12.24%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	1,277	3,994	—	3,994
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	637	2,738	—	2,738
12.29%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	636	1,997	—	1,997
12.03%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	578	1,482	—	1,482
12.02%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	243	609	—	609
12.52%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A	1/02/19	BRL	636	3,025	—	3,025
12.31%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	348	1,258	—	1,258

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

11.68%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	581	$1,101	—	$1,101
11.65%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	466	753	—	753
11.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	454	1,947	—	1,947
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	446	1,709	—	1,709
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	70	(25)	—	(25)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	20,253	—	20,253
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	530	(65)	(1)	(64)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	530	(65)	(1)	(64)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	424	(52)	(3)	(49)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	265	(32)	—	(32)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(58,889)	—	(58,889)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	200	(12,625)	—	(12,625)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	200	(13,273)	—	(13,273)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	940	1,836	13	1,823
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	836	319	(14)	333
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	1,010	(17)	(5)	(12)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	2,027	(70)	(10)	(60)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	3,807	332	16	316
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	116	(35)	(2)	(33)
7.05%[2]	1-day COOIS	Credit Suisse International	7/22/26	COP	73,635	1,112	—	1,112
7.00%[2]	1-day COOIS	Credit Suisse International	7/22/26	COP	73,635	1,022	—	1,022

Total						$(37,533)	$473	$(38,006)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return - Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation

EUR Currency	9.20%[1]	JPMorgan Chase Bank N.A.	10/13/16	EUR	1,350	$ (5,038)	—	$ (5,038)
EUR Currency	9.00%[1]	BNP Paribas S.A.	12/13/16	EUR	1,387	(4,032)	$347	(4,379)
EUR Currency	9.15%[1]	BNP Paribas S.A.	12/13/16	EUR	1,368	(4,823)	—	(4,823)
EUR Currency	9.08%[1]	Goldman Sachs International	12/13/16	EUR	1,370	(4,406)	—	(4,406)

Total						$(18,299)	347	$(18,646)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

28	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$15,305,820	$4,920,578	$20,226,398
Common Stocks[1]	$273,862,618	—	—	273,862,618
Corporate Bonds	—	51,148,257	—	51,148,257
Foreign Agency Obligations	—	877,838	—	877,838
Foreign Government Obligations	—	6,498,757	—	6,498,757
Investment Companies	23,518,152	—	—	23,518,152
Non-Agency Mortgage-Backed Securities	—	11,745,068	1,363,803	13,108,871
Other Interests	—	—	—	—
Preferred Securities	741,662	746,775	—	1,488,437
Taxable Municipal Bonds	—	8,782,486	—	8,782,486
U.S. Government Sponsored Agency Securities	—	72,199,962	—	72,199,962
U.S. Treasury Obligations	—	25,722,054	—	25,722,054
Short-Term Securities:
Borrowed Bond Agreements	—	5,558,761	—	5,558,761
Certificates of Deposit	—	3,697,911	—	3,697,911
Commercial Paper	—	2,588,058	—	2,588,058
Money Market Funds	16,814,956	18,368,060	—	35,183,016
Taxable Municipal Bonds	—	60,729	—	60,729
Options Purchased:
Foreign currency exchange contracts	—	20,132	—	20,132
Interest rate contracts	68,241	11,835	—	80,076
Liabilities:
Investments:
Borrowed Bonds	—	(5,514,778)	—	(5,514,778)
TBA Sale Commitments	—	(31,915,206)	—	(31,915,206)

Total	$315,005,629	$185,902,519	$6,284,381	$507,192,529

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$188,444	—	$188,444
Equity contracts	$202,298	—	—	202,298
Foreign currency exchange contracts	—	46,582	—	46,582
Interest rate contracts	257,247	53,766	—	311,013
Liabilities:
Credit contracts	—	(24,618)	—	(24,618)
Foreign currency exchange contracts	—	(97,181)	—	(97,181)
Interest rate contracts	(111,237)	(137,843)	—	(249,080)

Total	$348,308	$29,150	—	$377,458

[1] Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	29

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$6,844,730	—	—	$6,844,730
Cash Pledged:
Futures contracts	905,000	—	—	905,000
Centrally cleared swaps	390,182	—	—	390,182
Foreign currency at value	209,043	—	—	209,043
Liabilities:
Collateral on securities loaned at value	—	$(18,368,060)	—	(18,368,060)

Total	$8,348,955	$(18,368,060)	—	$(10,019,105)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Other Interests	Total

Assets:
Opening Balance, as of December 31, 2015	$3,730,393	$1,847,256	$ 62	$5,577,711
Transfers into Level 3	15,273	—	—	15,273
Transfers out of Level 3	(861,105)	(302,171)	—	(1,163,276)
Accrued discounts/premiums	2,116	9,547	—	11,663
Net realized gain (loss)	4,142	5,655	—	9,797
Net change in unrealized appreciation (depreciation)[1]	11,339	8,089	(62)	19,366
Purchases	2,530,361	933,109	—	3,463,470
Sales	(511,941)	(1,137,682)	—	(1,649,623)

Closing Balance, as of September 30, 2016	$4,920,578	$1,363,803	—	$6,284,381

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$19,073	$ 4,023	$(62)	$23,034

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

30	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
TransDigm Group, Inc. (a)	4,663	$1,348,167
Beverages — 5.0%
Anheuser-Busch InBev SA/NV — ADR	29,129	3,827,842
Constellation Brands, Inc., Class A	21,645	3,603,676

		7,431,518
Biotechnology — 7.9%
Alexion Pharmaceuticals, Inc. (a)	39,488	4,838,860
Biogen, Inc. (a)	4,829	1,511,622
Regeneron Pharmaceuticals, Inc. (a)	9,968	4,007,335
Vertex Pharmaceuticals, Inc. (a)	17,161	1,496,611

		11,854,428
Chemicals — 2.1%
Ecolab, Inc.	9,869	1,201,255
Sherwin-Williams Co.	7,100	1,964,286

		3,165,541
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	22,468	3,245,952
Diversified Telecommunication Services — 1.5%
SBA Communications Corp., Class A (a)	19,586	2,196,766
Electrical Equipment — 1.2%
Acuity Brands, Inc. (b)	6,557	1,734,982
Equity Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp.	13,581	1,279,466
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	9,370	1,429,019
Food Products — 0.5%
Mead Johnson Nutrition Co.	9,997	789,863
Health Care Equipment & Supplies — 3.4%
Becton Dickinson and Co.	14,604	2,624,777
Boston Scientific Corp. (a)	83,036	1,976,257
Intuitive Surgical, Inc. (a)	654	474,039

		5,075,073
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	43,649	6,110,860
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc. (a)	3,578	1,515,283
Domino’s Pizza, Inc.	8,288	1,258,533
Starbucks Corp.	14,003	758,122

		3,531,938
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	8,918	1,627,267
Internet & Catalog Retail — 2.5%
Netflix, Inc. (a)	37,769	3,722,135
Internet & Direct Marketing Retail — 10.5%
Amazon.com, Inc. (a)	12,898	10,799,624
Priceline Group, Inc. (a)	2,551	3,753,771
TripAdvisor, Inc. (a)(b)	16,480	1,041,206

		15,594,601
Internet Software & Services — 16.0%
Alphabet, Inc., Class A (a)	14,207	11,423,280

Common Stocks	Shares	Value
Internet Software & Services (continued)
Facebook, Inc., Class A (a)	61,407	$7,876,676
Tencent Holdings Ltd.	164,400	4,570,655

		23,870,611
IT Services — 10.2%
Fiserv, Inc. (a)	10,768	1,071,093
FleetCor Technologies, Inc. (a)	20,136	3,498,227
Global Payments, Inc.	30,353	2,329,896
Vantiv, Inc., Class A (a)	23,298	1,310,978
Visa, Inc., Class A	84,631	6,998,984

		15,209,178
Life Sciences Tools & Services — 2.3%
Illumina, Inc. (a)	18,688	3,394,862
Media — 0.8%
Liberty Global PLC, Class A (a)	34,139	1,166,871
Oil, Gas & Consumable Fuels — 3.9%
Concho Resources, Inc. (a)	17,359	2,384,259
EOG Resources, Inc.	14,985	1,449,199
Pioneer Natural Resources Co.	10,642	1,975,687

		5,809,145
Pharmaceuticals — 1.1%
AstraZeneca PLC — ADR (b)	50,838	1,670,537
Road & Rail — 1.5%
Norfolk Southern Corp.	23,246	2,256,257
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV (b)	14,594	1,599,211
Broadcom Ltd.	11,165	1,926,186

		3,525,397
Software — 6.8%
Activision Blizzard, Inc.	79,268	3,511,572
Microsoft Corp.	79,225	4,563,360
salesforce.com, Inc. (a)	29,447	2,100,454

		10,175,386
Specialty Retail — 2.3%
Home Depot, Inc.	26,818	3,450,940
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	12,321	1,392,889
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	48,573	2,557,368
Total Common Stocks — 97.1%		144,617,017

Preferred Stocks
Software — 1.2%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906), 0.00% (a)(c)	188,076	1,726,538
Total Preferred Stocks — 1.2%		1,726,538
Total Long-Term Investments (Cost — $119,439,123) — 98.3%		146,343,555

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	2,363,339	$2,363,339
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(e)(f)	$3,919	3,918,899
Total Short-Term Securities (Cost — $6,282,238) — 4.2%		6,282,238
Total Investments (Cost — $125,721,361*) — 102.5%		152,625,793
Liabilities in Excess of Other Assets — (2.5)%		(3,660,901)

Net Assets — 100.0%		$148,964,892

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$126,161,465

Gross unrealized appreciation	$27,286,384
Gross unrealized depreciation	(822,056)

Net unrealized appreciation	$26,464,328

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,726,538 and an original cost of $1,152,906 which was 1.2% of its net assets.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,660,556	(2,660,556)	—	—	$3,898
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,363,339	2,363,339	$2,363,339	126
BlackRock Liquidity Series, LLC, Money Market Series	$5,786,479	$(1,867,580)	$3,918,899	3,918,899	6,928	[1]
Total				$6,282,238	$10,952

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,348,167	—	—	$1,348,167
Beverages	7,431,518	—	—	7,431,518
Biotechnology	11,854,428	—	—	11,854,428
Chemicals	3,165,541	—	—	3,165,541
Diversified Financial Services	3,245,952	—	—	3,245,952
Diversified Telecommunication Services	2,196,766	—	—	2,196,766
Electrical Equipment	1,734,982	—	—	1,734,982
Equity Real Estate Investment Trusts (REITs)	1,279,466	—	—	1,279,466
Food & Staples Retailing	1,429,019	—	—	1,429,019
Food Products	789,863	—	—	789,863
Health Care Equipment & Supplies	5,075,073	—	—	5,075,073
Health Care Providers & Services	6,110,860	—	—	6,110,860
Hotels, Restaurants & Leisure	3,531,938	—	—	3,531,938
Industrial Conglomerates	1,627,267	—	—	1,627,267
Internet & Catalog Retail	3,722,135	—	—	3,722,135
Internet & Direct Marketing Retail	15,594,601	—	—	15,594,601
Internet Software & Services	19,299,956	$4,570,655	—	23,870,611
IT Services	15,209,178	—	—	15,209,178
Life Sciences Tools & Services	3,394,862	—	—	3,394,862
Media	1,166,871	—	—	1,166,871
Oil, Gas & Consumable Fuels	5,809,145	—	—	5,809,145
Pharmaceuticals	1,670,537	—	—	1,670,537
Road & Rail	2,256,257	—	—	2,256,257
Semiconductors & Semiconductor Equipment	3,525,397	—	—	3,525,397
Software	10,175,386	—	—	10,175,386
Specialty Retail	3,450,940	—	—	3,450,940
Technology Hardware, Storage & Peripherals	1,392,889	—	—	1,392,889
Textiles, Apparel & Luxury Goods	2,557,368	—	—	2,557,368
Preferred Stock:
Software	—	—	$1,726,538	1,726,538
Short-Term Securities	2,363,339	3,918,899	—	6,282,238

Total	$142,409,701	$8,489,554	$1,726,538	$152,625,793

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $3,918,899 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2015	$2,140,305
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	(413,767)
Purchases	—
Sales	—
Closing Balance, as of September 31, 2016	$1,726,538

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$(413,767)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$1,726,538	Market Approach	Revenue Multiple[1]	11.50x
			Revenue Growth Rate[1]	84.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.2%
Westpac Banking Corp.	18,199	$414,067
Austria — 0.0%
Erste Group Bank AG	1,477	43,737
Raiffeisen Bank International AG (a)	3,040	46,273

		90,010
Belgium — 0.3%
Anheuser-Busch InBev SA	3,037	399,391
KBC Group NV (a)	720	42,031
Umicore SA	2,844	178,573

		619,995
Canada — 0.9%
Brookfield Asset Management, Inc., Class A (b)	8,151	286,752
Brookfield Asset Management, Inc., Class A	672	23,628
Cameco Corp.	15,862	135,779
Cenovus Energy, Inc.	10,349	148,536
Encana Corp.	53,241	557,433
Fairfax Financial Holdings Ltd.	310	181,640
Platinum Group Metals Ltd. (a)(b)	30,433	83,386
Platinum Group Metals Ltd. (a)	10,190	28,117
Toronto-Dominion Bank	8,656	384,257

		1,829,528
China — 0.4%
Alibaba Group Holding Ltd. — ADR (a)(b)	7,121	753,331
Haitian International Holdings Ltd.	57,898	114,450

		867,781
Czech Republic — 0.0%
CEZ AS	585	10,451
Denmark — 0.1%
Novo Nordisk A/S, Class B	2,797	116,575
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (c)	4,554	15,393
Finland — 0.2%
Nokia OYJ	73,114	423,797
France — 2.8%
Accor SA	6,689	265,416
Aeroports de Paris	675	66,978
Airbus Group SE	12,443	754,686
Arkema SA	1,392	128,875
AXA SA	14,327	304,625
BNP Paribas SA	7,371	379,119
Compagnie de Saint-Gobain	5,826	252,092

Common Stocks	Shares	Value
France (continued)
Credit Agricole SA	4,543	$44,812
Danone SA	3,974	295,082
Dassault Aviation SA	277	307,437
Engie SA	7,571	117,387
LVMH Moet Hennessy Louis Vuitton SE	1,467	250,141
Natixis SA	9,787	45,665
Publicis Groupe SA	4,281	323,935
Safran SA	10,064	723,828
Sanofi	10,596	806,900
Société Générale SA	1,206	41,721
TOTAL SA	4,918	233,904
TOTAL SA — ADR (b)	534	25,472
Ubisoft Entertainment SA (a)(b)	2,779	105,002
Unibail-Rodamco SE	925	249,412
Vinci SA	3,414	261,440

		5,983,929
Germany — 0.8%
Allianz SE, Registered Shares	1,127	167,485
BASF SE	3,160	270,577
Commerzbank AG (a)	6,162	39,813
Deutsche Telekom AG, Registered Shares	28,374	476,700
Evonik Industries AG	5,185	175,536
HUGO BOSS AG	1,932	106,947
Siemens AG, Registered Shares	2,141	251,056
Volkswagen AG	107	15,494
Vonovia SE	7,826	296,679

		1,800,287
Hong Kong — 0.6%
AIA Group Ltd.	39,400	264,955
Beijing Enterprises Holdings Ltd.	20,819	106,245
Brilliance China Automotive Holdings Ltd.	82,000	92,519
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	715,816	18,903
Cheung Kong Infrastructure Holdings Ltd.	3,000	25,875
CLP Holdings Ltd.	3,000	31,071
Haier Electronics Group Co. Ltd.	33,000	54,892
Hang Lung Properties Ltd.	6,000	13,610
Jardine Matheson Holdings Ltd.	300	18,183
Link REIT	4,500	33,219
Sino Land Co. Ltd.	6,000	10,694
Sun Hung Kai Properties Ltd.	36,666	557,424
Swire Pacific Ltd., Class A	1,500	16,245
Wharf Holdings Ltd.	5,000	36,683

		1,280,518

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	PLN	Polish Zloty
AED	Emirati Dirham	GBP	British Pound	RON	Romanian Leu
AUD	Australian Dollar	HUF	Hungarian Forint	S&P	Standard & Poor’s
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	TBA	To Be Announced
CVA	Certification Van Aandelon (Dutch Certificate)	NOK	Norwegian Krone	TWD	Taiwan New Dollar
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar	USD	US Dollar
EUR	Euro	OTC	Over-the-Counter

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
India — 0.5%
Coal India Ltd.	40,555	$196,508
Infosys Ltd.	13,793	214,512
Maruti Suzuki India Ltd.	1,929	158,996
Reliance Industries Ltd.	34,517	563,348

		1,133,364
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	162,410	128,176
Ireland — 0.3%
CRH PLC (b)	7,792	257,946
Shire PLC	6,753	436,668

		694,614
Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	11,544	531,139
Italy — 0.6%
Ei Towers SpA (a)	7,127	375,373
Enel SpA	36,966	164,748
Luxottica Group SpA	2,230	106,512
Mediobanca SpA	5,746	37,397
RAI Way SpA (c)	35,514	143,762
Snam SpA	7,382	40,932
Telecom Italia SpA (a)	464,027	385,563
Telecom Italia SpA, Non-Convertible Savings Shares	24,611	16,707
UniCredit SpA	16,835	39,241

		1,310,235
Japan — 9.8%
Aisin Seiki Co. Ltd.	5,120	234,566
Ajinomoto Co., Inc.	14,200	316,609
Alfresa Holdings Corp.	2,400	50,818
Alpine Electronics, Inc.	1,700	22,489
Asahi Group Holdings Ltd.	7,400	269,562
Asahi Kasei Corp.	30,900	246,247
Astellas Pharma, Inc.	12,950	202,267
Autobacs Seven Co. Ltd.	1,500	21,511
Bridgestone Corp.	9,000	331,594
Canon Marketing Japan, Inc.	2,000	37,225
Chiyoda Corp.	6,000	49,404
Chubu Electric Power Co., Inc.	9,400	136,774
COMSYS Holdings Corp.	2,400	42,644
Daikin Industries Ltd.	2,700	251,953
Daiwa Securities Group, Inc.	37,000	208,321
Denso Corp.	11,730	468,080
East Japan Railway Co.	8,727	787,734
Exedy Corp.	1,000	25,424
Fuji Heavy Industries Ltd.	18,660	700,114
FUJIFILM Holdings Corp.	1,500	55,564
Fukuoka Financial Group, Inc.	29,000	120,534
Futaba Industrial Co. Ltd.	6,970	34,687
GS Yuasa Corp.	22,000	90,670
Hino Motors Ltd.	4,200	44,874
Hirose Electric Co. Ltd.	400	52,593
Hitachi Chemical Co. Ltd.	8,500	195,304
Honda Motor Co. Ltd.	9,340	269,555
Hoya Corp.	13,001	523,002
Inpex Corp.	38,299	348,233
Isuzu Motors Ltd.	19,500	229,536
Japan Airlines Co. Ltd.	22,800	670,217
Japan Tobacco, Inc.	2,900	118,712
JGC Corp.	9,280	161,551
JSR Corp.	3,000	47,152
Kamigumi Co. Ltd.	4,000	34,896
KDDI Corp.	16,400	508,105

Common Stocks	Shares	Value
Japan (continued)
Keyence Corp.	300	$219,807
Kinden Corp.	5,500	63,407
Koito Manufacturing Co. Ltd.	2,800	136,275
Komatsu Ltd.	13,700	314,267
Kubota Corp.	16,080	243,379
Kuraray Co. Ltd.	1,820	27,000
Kurita Water Industries Ltd.	1,700	40,394
Kyocera Corp.	4,600	221,045
Kyushu Electric Power Co., Inc.	4,100	38,484
Mabuchi Motor Co. Ltd.	1,200	66,589
Maeda Road Construction Co. Ltd.	2,000	35,756
Makita Corp.	1,600	114,000
Medipal Holdings Corp.	2,800	48,536
Mitsubishi Electric Corp.	41,000	525,485
Mitsubishi Estate Co. Ltd.	41,000	769,429
Mitsubishi UFJ Financial Group, Inc.	69,000	349,560
MS&AD Insurance Group Holdings, Inc.	12,815	357,170
Murata Manufacturing Co. Ltd.	3,240	422,927
Nabtesco Corp.	4,000	113,322
NEC Corp.	84,000	216,656
Nintendo Co. Ltd.	1,600	428,404
Nippo Corp.	2,000	38,031
Nippon Telegraph & Telephone Corp.	6,820	311,919
Nippon Television Holdings, Inc.	2,900	49,231
Nitori Holdings Co. Ltd.	1,000	119,873
Nitto Denko Corp.	4,400	285,762
NTT DOCOMO, Inc.	5,400	137,176
Okumura Corp.	22,270	126,735
Omron Corp.	2,000	71,990
Otsuka Holdings Co. Ltd.	1,600	72,932
Rinnai Corp.	1,450	134,986
Rohm Co. Ltd.	5,660	298,341
Sanrio Co. Ltd. (b)	5,500	100,903
Sawai Pharmaceutical Co. Ltd.	800	57,013
Secom Co. Ltd.	900	67,207
Sega Sammy Holdings, Inc.	10,500	149,782
Seino Holdings Co. Ltd.	3,100	32,602
Sekisui Chemical Co. Ltd.	300	4,315
Seven & i Holdings Co. Ltd.	6,800	321,472
Shimamura Co. Ltd.	600	73,045
Shin-Etsu Chemical Co. Ltd.	10,920	761,920
SHO-BOND Holdings Co. Ltd.	600	27,972
SKY Perfect JSAT Holdings, Inc.	4,800	23,597
SMC Corp.	500	144,366
Sompo Holdings, Inc.	11,300	334,903
Sony Financial Holdings, Inc.	13,800	190,050
Stanley Electric Co. Ltd.	2,700	73,002
Sumco Corp.	15,800	130,006
Sumitomo Electric Industries Ltd.	13,700	193,673
Sumitomo Mitsui Financial Group, Inc.	13,300	449,269
Suzuken Co. Ltd.	1,200	39,625
Suzuki Motor Corp.	19,461	651,847
Toda Corp.	23,000	121,272
Toho Co. Ltd.	1,800	59,791
Tokio Marine Holdings, Inc.	12,702	487,121
Tokyo Gas Co. Ltd.	92,581	411,895
Toray Industries, Inc.	21,000	204,529
Toyota Industries Corp.	12,514	580,858
Toyota Motor Corp.	2,200	127,614
Trend Micro, Inc.	2,200	76,747
TV Asahi Holdings Corp.	1,700	31,353
Ube Industries Ltd.	78,600	150,321
West Japan Railway Co.	3,700	229,527
Yamada Denki Co. Ltd.	42,100	208,819
Yamaha Corp.	3,000	97,114

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Japan (continued)
Yamato Kogyo Co. Ltd.	1,300	$38,476
Zenkoku Hosho Co. Ltd.	1,200	49,784

		21,009,179
Mexico — 0.1%
Fibra Uno Administracion SA de CV (b)	116,332	212,688
Telesites SAB de CV (a)	163,734	92,466

		305,154
Netherlands — 1.4%
ABN AMRO Group NV (c)	2,086	43,131
Akzo Nobel NV	12,086	817,500
ING Groep NV	38,205	471,667
Koninklijke Philips NV	14,172	419,346
Randstad Holding NV	4,427	201,308
Royal Dutch Shell PLC, Class A — ADR	14,985	750,299
Unilever NV CVA	8,142	375,130

		3,078,381
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	1,357	23,079
Portugal — 0.1%
NOS SGPS SA	19,811	134,808
Singapore — 0.6%
CapitaLand Ltd.	216,100	510,162
ComfortDelGro Corp. Ltd.	8,700	17,996
Global Logistic Properties Ltd.	345,500	476,566
Keppel Corp. Ltd.	46,900	186,663
Singapore Telecommunications Ltd.	10,800	31,589

		1,222,976
South Korea — 0.3%
Coway Co. Ltd.	359	31,185
Hyundai Motor Co.	2,071	255,938
KT&G Corp.	303	34,505
SK Hynix, Inc.	5,696	209,100
SK Telecom Co. Ltd.	163	33,422

		564,150
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	6,936	41,967
Banco Santander SA	9,532	42,287
Cellnex Telecom SAU (c)	22,187	401,514
Gas Natural SDG SA	7,390	151,925

		637,693
Sweden — 0.5%
SKF AB, Class B	40,124	692,915
Svenska Handelsbanken AB, Class A	26,484	364,051

		1,056,966
Switzerland — 1.1%
Cie Financiere Richemont SA, Registered Shares	3,499	213,396
Nestle SA, Registered Shares	13,672	1,079,597
Novartis AG, Registered Shares	4,498	354,984
Roche Holding AG	1,259	312,860
UBS Group AG, Registered Shares (a)	23,500	321,021
Zurich Insurance Group AG	133	34,300

		2,316,158
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	42,341	89,321
Chunghwa Telecom Co. Ltd.	9,000	31,741
Far EasTone Telecommunications Co. Ltd.	8,000	18,915
Formosa Chemicals & Fibre Corp.	6,000	16,190
Formosa Plastics Corp.	7,000	17,432

Common Stocks	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	20,000	$29,718
Hon Hai Precision Industry Co. Ltd.	12,200	30,874
Nan Ya Plastics Corp.	7,000	13,903
Taiwan Mobile Co. Ltd.	5,000	17,978
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	235,126
Yulon Motor Co. Ltd.	23,059	20,345

		521,543
Thailand — 0.1%
Advanced Info Service PCL	6,500	30,014
Intouch Holdings PCL	12,100	18,866
PTT Global Chemical PCL	10,000	16,955
Siam Cement PCL	2,200	32,850
Thai Oil PCL	6,900	13,641

		112,326
United Arab Emirates — 0.1%
NMC Health PLC (b)	16,174	287,204
United Kingdom — 2.7%
Aggreko PLC	6,336	78,113
AstraZeneca PLC	9,267	600,052
BAE Systems PLC	83,973	570,448
Berkeley Group Holdings PLC	5,396	180,300
BP PLC — ADR (b)	14,819	521,036
Burberry Group PLC	4,520	80,656
Coca-Cola European Partners PLC	446	17,795
Delta Topco Ltd. (Acquired 5/02/12, cost $227,998) (a)(d)	369,427	4
Diageo PLC — ADR (b)	2,248	260,858
GlaxoSmithKline PLC	15,745	335,344
HSBC Holdings PLC	135,458	1,018,201
Liberty Global PLC LiLAC, Class A (a)(b)	519	14,319
Liberty Global PLC, Class A (a)	4,752	162,423
Meggitt PLC	22,350	130,450
National Grid PLC	2,349	33,174
Pearson PLC	21,567	210,830
Prudential PLC	8,912	157,979
Smiths Group PLC	12,606	239,291
Spire Healthcare Group PLC (c)	54,035	276,595
Vodafone Group PLC	190,771	547,114
Vodafone Group PLC — ADR (b)	11,669	340,151

		5,775,133
United States — 28.3%
3M Co.	273	48,111
AbbVie, Inc.	550	34,689
Accenture PLC, Class A	535	65,361
Activision Blizzard, Inc.	5,254	232,752
Adobe Systems, Inc. (a)	2,993	324,860
Aetna, Inc.	6,679	771,091
Air Products & Chemicals, Inc.	1,135	170,636
Alexion Pharmaceuticals, Inc. (a)(e)	1,620	198,515
Alliance Data Systems Corp. (a)	143	30,678
Allstate Corp.	6,700	463,506
Alphabet, Inc., Class C (a)	3,029	2,354,411
Altria Group, Inc. (f)	6,234	394,176
Amazon.com, Inc. (a)	1,106	926,065
Amdocs Ltd.	852	49,288
American International Group, Inc.	4,598	272,845
American Tower Corp.	675	76,498
American Water Works Co., Inc.	578	43,258
Amgen, Inc.	4,499	750,478
Anadarko Petroleum Corp.	19,975	1,265,616
Anthem, Inc.	4,922	616,776
Apple Inc. (e)	32,474	3,671,186
AT&T Inc.	503	20,427

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
United States (continued)
Axalta Coating Systems Ltd. (a)	22,110	$625,050
Axis Capital Holdings Ltd.	636	34,554
Bank of America Corp.	69,511	1,087,847
Baxter International, Inc.	4,576	217,818
Bed Bath & Beyond, Inc. (b)	4,689	202,143
Berkshire Hathaway, Inc., Class A (a)	3	648,660
Berkshire Hathaway, Inc., Class B (a)	5,023	725,673
Biogen, Inc. (a)	393	123,021
Boeing Co.	246	32,408
Bristol-Myers Squibb Co.	7,251	390,974
Brookdale Senior Living, Inc. (a)	17,605	307,207
Calpine Corp. (a)	2,992	37,819
Capital One Financial Corp.	589	42,308
Cardinal Health, Inc.	615	47,786
Catalent, Inc. (a)	8,450	218,348
Celgene Corp. (a)	1,178	123,136
Centene Corp. (a)	4,004	268,108
Charles Schwab Corp.	9,939	313,774
Charter Communications, Inc., Class A (a)	1,185	319,914
Chevron Corp.	178	18,320
Chipotle Mexican Grill, Inc. (a)	1,006	426,041
Chubb Ltd.	4,175	524,589
Cintas Corp. (e)	561	63,169
Cisco Systems, Inc.	12,149	385,366
Citigroup, Inc.	12,244	578,284
CME Group, Inc.	3,604	376,690
Coca-Cola Co.	5,966	252,481
Cognizant Technology Solutions Corp., Class A (a)	2,997	142,987
Comcast Corp., Class A	14,112	936,190
CommScope Holding Co, Inc. (a)	17,134	515,905
Computer Sciences Corp.	783	40,880
Constellation Brands, Inc., Class A	368	61,268
Crown Castle International Corp.	770	72,542
Crown Holdings, Inc. (a)	600	34,254
CVS Health Corp.	3,912	348,129
DaVita, Inc. (a)	4,125	272,539
Delta Air Lines, Inc.	11,076	435,951
Discover Financial Services	5,727	323,862
DISH Network Corp., Class A (a)	5,511	301,893
Dominion Resources, Inc.	1,921	142,673
Dr. Pepper Snapple Group, Inc.	339	30,954
E.I. du Pont de Nemours & Co.	10,342	692,604
Edgewell Personal Care Co. (a)	9,042	719,020
Electronic Arts, Inc. (a)	3,831	327,167
Eli Lilly & Co.	7,211	578,755
EQT Corp.	4,005	290,843
Expedia, Inc.	2,547	297,286
Exxon Mobil Corp.	3,619	315,866
Facebook, Inc., Class A (a)	13,887	1,781,285
Fifth Third Bancorp	799	16,348
Fitbit, Inc., Class A (a)(b)	10,359	153,728
Ford Motor Co.	24,997	301,714
Fortune Brands Home & Security, Inc.	3,626	210,671
General Dynamics Corp.	389	60,357
General Electric Co. (e)	28,785	852,612
Gilead Sciences, Inc.	12,407	981,642
Global Payments, Inc.	4,076	312,874
Goldman Sachs Group, Inc.	2,767	446,234
Goodyear Tire & Rubber Co.	924	29,845
H&R Block, Inc. (b)	4,076	94,359
Hartford Financial Services Group, Inc.	2,117	90,650
HCA Holdings, Inc. (a)	274	20,723
HD Supply Holdings, Inc. (a)	4,791	153,216
Helmerich & Payne, Inc. (b)	538	36,207
Hexcel Corp.	1,773	78,544

Common Stocks	Shares	Value
United States (continued)
Home Depot, Inc.	2,454	$315,781
HTG Molecular Diagnostics, Inc. (a)	1,004	2,329
Illinois Tool Works, Inc.	241	28,881
Intel Corp.	6,200	234,050
International Paper Co.	842	40,399
Intuit, Inc.	2,763	303,958
Invitae Corp. (a)	8,494	74,407
Johnson & Johnson (e)	6,703	791,825
JPMorgan Chase & Co.	16,861	1,122,774
Kansas City Southern	4,110	383,545
KLA-Tencor Corp.	491	34,228
Kroger Co.	5,335	158,343
Lear Corp.	565	68,489
Liberty Broadband Corp., Class A (a)	1,521	106,713
Liberty Broadband Corp., Class C (a)(b)	2,950	210,866
Liberty SiriusXM Group, Class A (a)	5,454	185,327
Liberty SiriusXM Group, Class C (a)	10,226	341,651
Lookout, Inc. (Acquired 3/04/15, cost $16,643) (a)(d)	1,457	8,451
Lowe’s Cos., Inc.	3,989	288,046
Marathon Oil Corp. (b)	38,743	612,527
Marathon Petroleum Corp.	36,011	1,461,686
Marsh & McLennan Cos., Inc.	5,804	390,319
Masco Corp.	7,721	264,908
MasterCard, Inc., Class A	3,823	389,067
McDonald’s Corp.	399	46,029
McKesson Corp.	2,441	407,037
Medtronic PLC	1,221	105,494
Merck & Co., Inc.	5,455	340,447
MetLife, Inc.	9,660	429,194
Michael Kors Holdings Ltd. (a)	6,861	321,026
Micron Technology, Inc. (a)	19,780	351,688
Microsoft Corp.	1,354	77,990
Mohawk Industries, Inc. (a)	1,321	264,649
Mondelez International, Inc., Class A	7,701	338,074
Monsanto Co.	1,776	181,507
Morgan Stanley	557	17,857
Mylan NV (a)	12,676	483,209
NextEra Energy Partners LP	5,297	148,157
NextEra Energy, Inc.	4,428	541,633
Northrop Grumman Corp.	271	57,980
Norwegian Cruise Line Holdings Ltd. (a)	3,380	127,426
Nuance Communications, Inc. (a)	15,227	220,792
Packaging Corp. of America	521	42,336
Patheon NV (a)	4,678	138,609
PepsiCo, Inc.	797	86,690
Perrigo Co. PLC	4,552	420,286
Pfizer, Inc.	19,144	648,407
Phillips 66	460	37,053
Pioneer Natural Resources Co.	1,235	229,278
Prudential Financial, Inc.	1,876	153,175
Pure Storage, Inc., Class A (a)(b)	16,246	220,133
QUALCOMM, Inc. (e)	7,793	533,821
Ralph Lauren Corp. (b)	1,147	116,008
Raytheon Co.	294	40,022
Reinsurance Group of America, Inc.	368	39,722
Rockwell Automation, Inc.	220	26,915
Roper Technologies, Inc.	2,599	474,240
Sabre Corp.	6,686	188,411
Schlumberger Ltd.	4,082	321,008
Scripps Networks Interactive, Inc., Class A (b)	324	20,571
Sealed Air Corp.	469	21,490
Sempra Energy	2,643	283,303
Simon Property Group, Inc.	2,632	544,850
Southwest Airlines Co.	8,196	318,742
Square, Inc., Class A (a)(b)	13,591	158,471

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks		Shares	Value
United States (continued)
St. Joe Co. (a)		31,003	$569,835
Stryker Corp.		242	28,171
SunTrust Banks, Inc.		5,685	249,003
Target Corp.		9,000	618,120
Tenet Healthcare Corp. (a)(b)		17,653	400,017
Textron, Inc.		9,255	367,886
Thermo Fisher Scientific, Inc.		2,244	356,931
Tiffany & Co. (b)(f)		2,926	212,515
Time Warner, Inc.		6,753	537,606
Travelers Cos., Inc.		649	74,343
Tyson Foods, Inc., Class A		411	30,689
U.S. Bancorp		10,371	444,812
United Continental Holdings, Inc. (a)		13,554	711,178
United Rentals, Inc. (a)		4,223	331,463
UnitedHealth Group, Inc.		265	37,100
Unum Group		5,607	197,983
Valero Energy Corp.		957	50,721
VeriFone Systems, Inc. (a)		12,670	199,426
VeriSign, Inc. (a)		580	45,379
Verizon Communications, Inc.		2,872	149,287
Visa, Inc., Class A		4,122	340,889
WABCO Holdings, Inc. (a)		1,360	154,401
Walgreens Boots Alliance, Inc.		3,450	278,139
Wells Fargo & Co.		21,428	948,832
Western Digital Corp.		4,506	263,466
WestRock Co.		6,545	317,302
Whole Foods Market, Inc. (b)		13,425	380,599
Williams Cos., Inc.		12,197	374,814
Williams-Sonoma, Inc. (b)(f)		5,384	275,015
Wyndham Worldwide Corp.		518	34,877
Zimmer Biomet Holdings, Inc.		3,608	469,112

			60,467,499
Total Common Stocks — 53.7%			114,762,108

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)	USD	99	110,880
Australia — 0.3%
TFS Corp. Ltd., 8.75%, 8/01/23 (c)		577	588,540
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (a)(c)(g)		167	12,509
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		200	208,539
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	400	2,933
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	300	3,000

			214,472
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		275	279,185
India — 0.1%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(c)(g)(h)		220	1,100
5.50%, 11/13/14 (a)(g)(h)		152	760
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(h)(i)		287	287,000

			288,860
Italy — 0.3%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	308,892

Corporate Bonds		Par (000)	Value
Italy (continued)
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(h)	EUR	200	$219,863
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	200	204,474

			733,229
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		172	129,860
8.00%, 2/15/24 (c)		55	55,138

			184,998
Netherlands — 0.1%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(c)(g)(h)		800	284,480
Singapore — 0.3%
CapitaLand Ltd., 1.95%, 10/17/23 (c)(h)	SGD	250	185,616
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	382	397,788

			583,404
Spain — 0.1%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	200	193,105
Telefonica SA, 6.00%, 7/24/17 (h)		100	97,519

			290,624
Switzerland — 0.1%
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)	USD	200	209,598
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(h)		418	382,845
United Kingdom — 0.2%
Delta Topco Ltd. (Acquired 5/02/12-1/04/16, cost $380,247), 10.00%, 11/24/60 (d)		375	356,122
United States — 2.6%
AbbVie, Inc.:
2.50%, 5/14/20		197	200,836
2.30%, 5/14/21		160	161,390
Actavis Funding SCS, 3.00%, 3/12/20		160	165,202
AliphCom (Acquired 11/11/15, cost $48,000), 15.00%, 4/28/20 (a)(d)(g)(h)(j)		48	4,978
AliphCom (Acquired 4/27/15 - 7/21/15, cost $945,000), 15.00%, 4/28/20 (a)(d)(g)(h)(j)		945	97,997
Ally Financial, Inc.:
2.75%, 1/30/17		168	168,315
3.50%, 1/27/19		116	117,015
American Tower Corp., 3.40%, 2/15/19		45	46,757
AT&T Inc.:
2.38%, 11/27/18		230	234,330
3.00%, 6/30/22		365	375,259
Bank of America Corp.:
2.00%, 1/11/18		94	94,433
6.88%, 4/25/18		91	98,176
Series L, 2.60%, 1/15/19		91	92,776
Berkshire Hathaway, Inc., 2.75%, 3/15/23		129	134,055
Cablevision Systems Corp., 5.88%, 9/15/22		66	60,060
Cisco Systems, Inc., 2.20%, 2/28/21		128	130,967
Citigroup, Inc., 1.80%, 2/05/18		264	264,666
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		267	135,836
3.13%, 5/15/24 (h)		309	117,420
eBay, Inc., 3.80%, 3/09/22		91	97,313
Edgewell Personal Care Co.:
4.70%, 5/19/21		99	104,407
4.70%, 5/24/22		98	101,308

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	USD	200	$209,931
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		83	92,891
Freeport-McMoRan, Inc., 3.88%, 3/15/23		93	83,460
General Electric Co., 5.55%, 5/04/20		21	23,798
General Motors Financial Co., Inc., 3.50%, 7/10/19		140	144,228
Hughes Satellite Systems Corp., 7.63%, 6/15/21		30	31,988
Hyundai Capital America, 2.00%, 3/19/18 (c)		85	85,483
Intel Corp., 3.25%, 8/01/39 (h)		68	124,355
JPMorgan Chase & Co.:
2.30%, 8/15/21		255	255,555
4.35%, 8/15/21		77	84,549
Medtronic, Inc., 3.15%, 3/15/22		206	219,036
Mylan, Inc., 2.55%, 3/28/19		127	128,612
Oracle Corp., 1.90%, 9/15/21		389	389,987
QUALCOMM, Inc., 3.00%, 5/20/22		216	226,630
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		112	119,560
T-Mobile USA, Inc., 6.00%, 4/15/24		120	128,400
Verizon Communications, Inc., 2.63%, 8/15/26		87	85,388

			5,437,347
Total Corporate Bonds — 4.7%			9,957,093

Floating Rate Loan Interests (j)		Par (000)	Value
Canada — 0.1%
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22		109	109,101
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		97	66,885
Netherlands — 0.1%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.00%, 4/17/20	EUR	273	307,127
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21	USD	146	72,515
United States — 0.7%
Calpine Corp., Term Loan, 3.59%, 5/27/22		193	192,978
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		127	49,125
FLLO Facility (First Lien), 8.38%, 9/30/20		75	52,239
Reserve Based Term Loan, 8.00%, 8/31/20		56	46,143
Hilton Worldwide Finance LLC, Series B-1 Term Loan, 2.50% - 3.50%, 10/26/20		358	359,943
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		194	96,240
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.34%, 12/16/20		290	192,806
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.34%, 12/16/20		40	26,817
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.34%, 12/16/20		15	10,028

Floating Rate Loan Interests (j)		Par (000)	Value
United States (continued)
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22	USD	183	$183,379
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3.00% - 4.00%, 3/01/20		236	236,727

			1,446,425
Total Floating Rate Loan Interests — 0.9%			2,002,053

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.2%
YPF SA, 8.50%, 7/28/25 (c)	USD	427	468,504
Canada — 0.2%
Canada Housing Trust No. 1, 1.25%, 6/15/21	CAD	600	462,438
Mexico — 0.1%
Petroleos Mexicanos, 4.63%, 9/21/23 (c)	USD	205	205,287
South Korea — 0.2%
Export-Import Bank of Korea, 2.63%, 12/30/20		252	260,751
Total Foreign Agency Obligations — 0.7%			1,396,980

Foreign Government Obligations		Par (000)	Value
Argentina — 0.5%
Republic of Argentina:
6.88%, 4/22/21 (c)		271	294,983
7.50%, 4/22/26 (c)		357	402,696
7.13%, 7/06/36 (c)		401	424,659

			1,122,338
Australia — 1.4%
Commonwealth of Australia:
5.75%, 5/15/21	AUD	1,121	1,015,775
5.75%, 7/15/22		2,006	1,877,379

			2,893,154
Brazil — 0.6%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22 (k)	BRL	0	106,359
Series F, 10.00%, 1/01/18		1	428,005
Series F, 10.00%, 1/01/21		2	532,183
Federative Republic of Brazil, 4.88%, 1/22/21	USD	137	146,247

			1,212,794
Canada — 1.4%
Canadian Government Bonds:
0.25%, 5/01/18	CAD	946	718,079
0.50%, 8/01/18		2,386	1,818,485
0.75%, 3/01/21		592	454,747

			2,991,311
France — 0.6%
France Government Bond OAT, 0.50%, 5/25/26	EUR	1,070	1,245,599
Germany — 0.7%
Bundesobligation, 0.00%, 4/09/21		1,207	1,394,440

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Foreign Government Obligations		Par (000)	Value
Hungary — 0.4%
Republic of Hungary:
6.25%, 1/29/20	USD	87	$97,771
6.38%, 3/29/21		564	653,535
5.50%, 6/24/25	HUF	33,050	146,268

			897,574
Indonesia — 0.2%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	100	106,373
2.63%, 6/14/23 (c)	EUR	275	324,216

			430,589
Italy — 0.4%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25		701	818,577
Japan — 0.8%
Government of Japan (2 Year):
0.10%, 3/15/17	JPY	51,850	512,282
0.10%, 3/15/18		124,300	1,232,998

			1,745,280
Mexico — 0.8%
United Mexican States, Series M, 6.50%, 6/10/21	MXN	333	1,769,130
New Zealand — 0.5%
New Zealand Government Bonds, 6.00%, 5/15/21	NZD	1,323	1,134,578
Poland — 0.8%
Republic of Poland:
5.25%, 10/25/20	PLN	1,155	337,991
5.75%, 10/25/21		1,019	309,146
3.25%, 7/25/25		1,968	530,869
2.50%, 7/25/26		2,202	555,409

			1,733,415
Romania — 0.1%
Republic of Romania, 4.75%, 2/24/25	RON	560	161,100
Spain — 0.2%
Kingdom of Spain, 1.95%, 4/30/26	EUR	397	489,687
United Kingdom — 0.8%
United Kingdom Gilt:
2.00%, 9/07/25	GBP	42	61,053
1.50%, 7/22/26		1,268	1,757,612

			1,818,665
Total Foreign Government Obligations — 10.2%			21,858,231

Investment Companies		Shares	Value
ETFS Physical Palladium Shares (a)(l)		1,649	114,433
ETFS Physical Platinum Shares (a)(l)		1,392	137,530
ETFS Physical Swiss Gold Shares (a)(l)		5,694	729,857
iShares Gold Trust (a)(l)(m)		55,980	710,386
iShares iBoxx $ High Yield Corporate Bond ETF (m)		2,583	225,393
SPDR Gold Shares ETF (a)(e)(l)		40,546	5,094,199
Total Investment Companies — 3.3%			7,011,798

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.19%, 8/20/25 (c)(j)	GBP	140	$171,480

Preferred Securities
Capital Trusts		Par (000)	Value
United Kingdom — 0.3%
HSBC Holdings PLC, 6.38% (j)(n)	USD	435	428,475
Lloyds Bank PLC, 13.00% (j)(n)	GBP	155	350,161

			778,636
United States — 1.0%
American Express Co., Series C, 4.90% (j)(n)	USD	119	117,364
Citigroup, Inc.:
5.95% (j)(n)		84	87,018
Series O, 5.88% (j)(n)		220	222,222
General Electric Co.:
6.38%, 11/15/67 (j)		109	113,087
Series D, 5.00% (j)(n)		193	205,246
Goldman Sachs Group, Inc.:
Series L, 5.70% (j)(n)		187	189,571
Series M, 5.38% (j)(n)		196	196,975
JPMorgan Chase & Co.:
Series Q, 5.15% (j)(n)		209	210,045
Series X, 6.10% (j)(n)		412	435,175
Morgan Stanley, Series H, 5.45% (j)(n)		135	135,451
NBCUniversal Enterprise, Inc., 5.25% (c)(n)		100	106,750
USB Capital IX, 3.50% (j)(n)		56	47,950

			2,066,854
Total Capital Trusts — 1.3%			2,845,490

Preferred Stocks		Shares	Value
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.02%		1,854	244,233
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (h)		480	394,382
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (h)		776	631,128
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		2,877	75,118
United States — 2.1%
American Tower Corp., Series A, 5.25% (h)		886	98,249
Anthem, Inc., 5.25% (h)		11,048	480,257
Crown Castle International Corp., Series A, 4.50% (h)		2,407	272,039
Dominion Resources, Inc.:
6.38% (h)		2,027	100,864
Series A, 6.75% (h)		7,468	372,653
Domo, Inc., Series D-2 (Acquired 4/01/15 - 7/06/15, cost $380,451), 0.00% (a)(d)		45,122	380,378
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990), 0.00% (a)(d)		36,437	396,070

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Preferred Stocks		Shares	Value
United States (continued)
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $127,944), 0.00% (a)(d)		46,081	$128,105
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, cost $243,061), 0.00% (a)(d)		21,278	203,843
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246), 0.00% (a)(d)		44,412	407,702
Stericycle, Inc., 5.25%, 9/15/18 (h)		1,804	119,551
U.S. Bancorp:
Series F, 6.50% (j)		4,041	121,715
Series G, 6.00% (j)		1,546	39,670
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728), 0.00% (a)(d)		26,992	1,336,644
Wells Fargo & Co., Series L, 7.50% (h)		74	96,836

			4,554,576
Total Preferred Stocks — 2.8%			5,899,437

Trust Preferreds
United States — 0.5%
Citigroup Capital XIII, 7.26%, 10/30/40 (j)		7,313	192,624
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (b)(j)		9,588	243,631
Mandatory Exchangeable Trust, 5.75%, 6/01/19 (c)(h)		3,679	474,849
Welltower, Inc., Series I, 6.50% (h)(n)		3,582	238,382
Total Trust Preferreds — 0.5%			1,149,486
Total Preferred Securities — 4.6%			9,894,413

Rights
France — 0.0%
TOTAL SA (a)		5,020	—

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 3.2%
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/46 (o)	USD	6,620	6,872,028

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.25%, 8/15/46		255	250,182
U.S. Treasury Inflation Indexed Bonds:
1.00%, 2/15/46		301	333,227
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		2,139	2,183,474
0.63%, 1/15/26		3,697	3,887,664
U.S. Treasury Notes:
0.88%, 1/31/17 (l)		2,634	2,638,857
1.25%, 3/31/21		2,135	2,145,974
1.13%, 7/31/21-9/30/21		12,010	11,995,695
1.50%, 8/15/26		1,809	1,791,008
Total U.S. Treasury Obligations — 11.8%			25,226,081

Warrants		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	$34,132
Total Long-Term Investments (Cost — $196,358,960) — 93.2%			199,186,397

Short-Term Securities
Foreign Agency Obligations (p)		Par (000)	Value
Japan Treasury Discount Bills:
0.34%, 10/03/16	JPY	250,000	2,465,362
0.29%, 10/11/16-3/10/17		260,000	2,565,477
0.28%, 10/17/16		130,000	1,282,009
0.30%, 10/31/16		250,000	2,465,788
0.21%, 11/07/16		50,000	493,178
0.24%, 11/21/16		250,000	2,466,133
0.26%, 12/05/16		240,000	2,367,729
Total Foreign Agency Obligations — 6.6%			14,105,676

Money Market Funds		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (m)(q)		3,636,150	3,636,150
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (m)(q)(r)	USD	5,785	5,784,868
Total Money Market Funds — 4.4%			9,421,018

Time Deposits		Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 0.32%, 10/01/16	AUD	3	2,915
Singapore — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/16	SGD	2	1,642
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 10/01/16	GBP	3	2,829
United States — 0.0%
Brown Brothers Harriman & Co., 0.41%, 10/01/16	USD	15	14,903
Total Time Deposits — 0.0%			22,289

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 0.20%, 1/05/17 (p)		1,000	999,288
Total U.S. Treasury Obligations — 0.5%			999,288
Total Short-Term Securities (Cost — $24,314,192) — 11.5%			24,548,271

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Options Purchased		Value
(Cost — $1,308,697) — 0.5%		$1,162,294
Total Investments Before Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $221,981,849*) — 105.2%		224,896,962

Investments Sold Short	Shares	Value
Alcoa, Inc.	11,337	(114,957)
Church & Dwight Co., Inc.	3,072	(147,210)
Ecolab, Inc.	2,579	(313,916)
Gentex Corp.	7,050	(123,798)
LafargeHolcim Ltd.	2,726	(147,654)
Procter & Gamble Co.	3,613	(324,267)
Walt Disney Co.	1,098	(101,960)

Total Investments Sold Short (Proceeds — $1,239,894) — (0.6)%		(1,273,762)

Options Written		Value
(Premiums Received — $524,547) — (0.1)%		$(347,215)

TBA Sale Commitments (o)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/46	3,296	(3,425,860)
Total TBA Sale Commitments (Proceeds — $3,408,478) — (1.6)%		(3,425,860)

Total Investments Net of Investments Sold Short, Options Written and TBA Sale Commitments — 102.9%		219,850,125
Liabilities in Excess of Other Assets — (2.9)%		(6,103,753)

Net Assets — 100.0%		$213,746,372

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$223,774,251

Gross unrealized appreciation	$12,179,161
Gross unrealized depreciation	(11,056,450)

Net unrealized appreciation	$1,122,711

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,320,294 and an original cost of $3,756,304 which was 1.8% of its net assets.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Convertible security.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Variable rate security. Rate as of period end.
(k)	Amount is less than $500.
(l)	All or a portion of security is held by a wholly-owned subsidiary.
(m)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares/Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds,
TempFund, Institutional Class	661,486	—		(661,486)[1]	—	—	$ 4,848		—
BlackRock Liquidity Funds, T-Fund,
Institutional Class	—	3,636,150	[2]	—	3,636,150	$ 3,636,150	310		—
BlackRock Liquidity Series, LLC,
Money Market Series	$4,986,152	$ 798,716	[3]	—	$5,784,868	5,784,868	41,272	[4]	—
iShares Gold Trust	55,980	—		—	55,980	710,386	—		—
iShares iBoxx $ High Yield Corporate
Bond ETF	—	13,509		(10,926)	2,583	225,393	7,548		$36,369
Total						$10,356,797	$53,978		$36,369

[1]	Represents net shares sold.
[2]	Represents net shares purchased.
[3]	Represents net beneficial interest purchased.
[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Perpetual security with no stated maturity date.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,446,168	$14,343

(p)	Rates are discount rates or a range of discount rates at the time of purchase.

(q)	Current yield as of period end.

(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6)	Euro STOXX 50 Index	December 2016	USD	201,800	$ (2,707)
(7)	NASDAQ 100 E-Mini Index	December 2016	USD	681,835	(20,432)
(3)	Nikkei 225 Yen Index	December 2016	USD	244,958	5,755
(15)	Russell 2000 Mini Index	December 2016	USD	1,872,450	(34,418)
(51)	S&P 500 E-Mini Index	December 2016	USD	5,509,020	(21,220)
(6)	STOXX Europe 600 Index	December 2016	USD	115,189	(473)
3	TOPIX Index	December 2016	USD	391,401	(3,550)
Total					$(77,045)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,436,101	JPY	250,000,000	Deutsche Bank AG	10/03/16	$(29,576)
USD	472,956	JPY	50,000,000	JPMorgan Chase Bank N.A.	10/11/16	(20,347)
USD	757,389	JPY	80,000,000	Morgan Stanley & Co. International PLC	10/24/16	(32,334)
MXN	815,242	USD	41,249	Goldman Sachs International	10/27/16	660
MXN	2,700,230	USD	136,632	Goldman Sachs International	10/27/16	2,176
USD	523,630	MXN	9,678,000	Goldman Sachs International	10/27/16	26,122
USD	2,395,439	JPY	250,000,000	Morgan Stanley & Co. International PLC	10/31/16	(73,175)
CNH	3,803,000	USD	578,975	Deutsche Bank AG	11/04/16	(10,533)
USD	585,248	CNH	3,803,000	Deutsche Bank AG	11/04/16	16,806
USD	540,015	NZD	798,000	Morgan Stanley & Co. International PLC	11/08/16	(40,103)
USD	546,626	AUD	737,000	Goldman Sachs International	11/09/16	(16,907)
EUR	303,000	USD	341,323	Deutsche Bank AG	11/10/16	(295)
EUR	271,000	USD	305,765	Morgan Stanley & Co. International PLC	11/10/16	(753)
NOK	1,843,139	USD	217,000	Morgan Stanley & Co. International PLC	11/10/16	13,579
USD	545,650	AUD	749,000	Deutsche Bank AG	11/10/16	(27,045)
USD	555,027	NZD	832,000	JPMorgan Chase Bank N.A.	11/10/16	(49,760)
EUR	195,000	PLN	838,247	BNP Paribas S.A.	11/17/16	568
USD	208,567	AUD	273,000	Deutsche Bank AG	11/17/16	(140)
USD	2,499,525	JPY	250,000,000	Deutsche Bank AG	11/21/16	28,832
EUR	367,000	USD	416,780	Credit Suisse International	11/25/16	(3,448)
BRL	828,000	USD	232,395	Deutsche Bank AG	12/02/16	17,522
EUR	456,000	USD	509,334	HSBC Bank PLC	12/02/16	4,406
USD	221,984	BRL	828,000	Deutsche Bank AG	12/02/16	(27,933)
USD	2,327,702	JPY	240,000,000	JPMorgan Chase Bank N.A.	12/05/16	(45,794)
TWD	18,921,850	USD	579,518	Citibank N.A.	1/09/17	25,888
TWD	19,051,800	USD	584,590	Goldman Sachs International	1/09/17	24,974
TWD	18,837,173	USD	577,287	JPMorgan Chase Bank N.A.	1/09/17	25,410

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	565,000	TWD	18,921,850	Citibank N.A.	1/09/17	$(40,406)
USD	565,000	TWD	19,051,800	Goldman Sachs International	1/09/17	(44,564)
USD	565,000	TWD	18,837,173	JPMorgan Chase Bank N.A.	1/09/17	(37,697)
TWD	18,753,332	USD	575,644	Credit Suisse International	1/11/17	24,406
USD	559,000	TWD	18,753,332	Credit Suisse International	1/11/17	(41,050)
USD	218,000	AED	807,167	BNP Paribas S.A.	1/19/17	(1,533)
USD	218,000	AED	807,799	Goldman Sachs International	1/19/17	(1,705)
USD	216,000	AED	799,891	BNP Paribas S.A.	1/25/17	(1,542)
EUR	192,000	JPY	23,883,360	HSBC Bank USA N.A.	2/13/17	(19,968)
JPY	24,892,224	EUR	192,000	HSBC Bank USA N.A.	2/13/17	29,981
USD	9,312	JPY	1,008,864	HSBC Bank USA N.A.	2/13/17	(701)
TWD	7,085,040	USD	221,131	Deutsche Bank AG	2/16/17	5,811
USD	212,000	TWD	7,085,040	Deutsche Bank AG	2/16/17	(14,942)
USD	1,287,371	JPY	130,000,000	BNP Paribas S.A.	3/10/17	(4,373)
Total						$(339,483)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	11/18/16	USD	130.00	63	$7,119
Accenture PLC	Put	10/07/16	USD	112.00	3	240
Total						$7,359

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	10/04/16	JPY	110.00	USD	1,234	—	—
CBOE Volatility Index	Call	Citibank N.A.	10/19/16	USD	22.00		—	2,493	$935
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/21/16	USD	127.00		—	3,132	2,866
USD Currency	Call	Deutsche Bank AG	11/15/16	JPY	108.50	USD	1,236	—	888
CBOE Volatility Index	Call	Société Générale	11/16/16	USD	22.00		—	2,496	2,746
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/02/16	USD	127.00		—	3,184	8,278
SPDR Gold Trust ETF[1]	Call	Société Générale	12/02/16	USD	127.00		—	3,185	8,759
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	125.00		—	6,213	22,833
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	100.00		—	3,355	85,888
MetLife, Inc.	Call	UBS AG	1/20/17	USD	50.00		—	3,834	1,649
MetLife, Inc.	Call	UBS AG	1/20/17	USD	52.50		—	3,500	595
		Morgan Stanley & Co.
Prudential Financial, Inc.	Call	International PLC	1/20/17	USD	87.50		—	4,300	7,525
SPDR Gold Trust ETF[1]	Call	Société Générale	1/20/17	USD	121.00		—	6,218	42,127
USD Currency	Call	Goldman Sachs International	2/01/17	JPY	103.00	USD	1,263	—	22,169
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,125.00		—	85	8,980
		Morgan Stanley & Co.
Euro STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	42	6,687
		Morgan Stanley & Co.
Euro STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	42	6,687
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61		—	1,670	16,011
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	6,695	114,372
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	157	16,825
Apple Inc.	Call	UBS AG	9/15/17	USD	110.00		—	7,482	84,627

See Notes to Financial Statements.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Aflac, Inc.	Call	Goldman Sachs International	1/19/18	USD	85.00	—	6,579	5,921
Allstate Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00	—	4,189	4,189
BB&T Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	9,147	20,306
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00	—	9,364	41,670
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	12,832	18,606
CIT Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	42.00	—	5,627	14,405
Citigroup, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	12,832	33,492
CME Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	115.00	—	4,503	17,111
Comerica, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	7,869	19,279
E*TRADE Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	35.00	—	11,654	24,066
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/18	USD	25.00	—	12,832	4,876
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/18	USD	45.00	—	11,585	9,847
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/18	USD	70.00	—	12,832	55,178
KeyCorp	Call	Goldman Sachs International	1/19/18	USD	15.00	—	12,832	6,095
Lincoln National Corp.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	7,794	17,537
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/18	CAD	22.00	—	12,832	5,477
MetLife, Inc.	Call	Goldman Sachs International	1/19/18	USD	52.50	—	12,832	22,456
Morgan Stanley	Call	Goldman Sachs International	1/19/18	USD	35.00	—	12,832	32,978
Regions Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	12.00	—	12,832	6,031
State Street Corp.	Call	Goldman Sachs International	1/19/18	USD	72.50	—	8,682	54,697
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	12,832	11,549
Synchrony Financial	Call	Goldman Sachs International	1/19/18	USD	35.00	—	12,832	11,549
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	10,937	21,327
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/18	USD	135.00	—	3,969	5,358
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	12,832	9,624
Zions Bancorp	Call	Goldman Sachs International	1/19/18	USD	35.00	—	10,521	20,832
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55	—	77	8,764
CBOE Volatility Index	Put	Barclays Bank PLC	10/19/16	USD	16.00	—	12,467	18,077
CBOE Volatility Index	Put	Citibank N.A.	10/19/16	USD	16.00	—	5,035	7,301
Cintas Corp.	Put	Bank of America N.A.	10/21/16	USD	110.00	—	561	589
S&P 500 Index	Put	Credit Suisse International	10/21/16	USD	2,100.00	—	868	7,074
S&P 500 Index	Put	Credit Suisse International	11/18/16	USD	2,130.00	—	1,750	53,900
S&P 500 Index	Put	BNP Paribas S.A.	11/30/16	USD	2,125.00	—	876	30,091
S&P 500 Index	Put	Société Générale	11/30/16	USD	2,140.00	—	876	33,766
Total								$1,115,465

[1]	All or a portion of security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.14%	Receive	3-month LIBOR	11/15/16	USD	5,053	$13,408
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.55%	Pay	3-month LIBOR	12/12/16	USD	2,551	22,817
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.95%	Pay	3-month LIBOR	12/12/16	USD	2,551	3,016
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	64,546	229
Total									$39,470

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Williams-Sonoma, Inc.	Call	11/18/16	USD	55.00	20	$(2,000)
Altria Group, Inc.	Call	12/16/16	USD	67.50	25	(863)
Tiffany & Co.	Call	2/17/17	USD	72.50	14	(6,860)
Tiffany & Co.	Call	2/17/17	USD	75.00	15	(5,550)
Total						$(15,273)

OTC Barrier Put Options Written
Description	Put/ Call	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	42	$(1,464)
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	42	(3,276)
Euro STOXX 50 Index	Put	Down-and-In	Citibank N.A.	6/16/17	EUR	2,350.00	EUR	1,823.00	157	(10,141)
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	77	(24,113)
Total										$(38,994)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	10/04/16	JPY	117.00	USD	1,234	—	—
Cintas Corp.	Call	Bank of America N.A.	10/21/16	USD	120.00		—	561	$(70)
S&P 500 Index	Call	Credit Suisse International	10/21/16	USD	2,200.00		—	868	(5,121)
NZD Currency	Call	Morgan Stanley & Co. International PLC	11/08/16	USD	0.73	NZD	798	—	(7,483)
AUD Currency	Call	Goldman Sachs International	11/09/16	USD	0.80	AUD	737	—	(705)
AUD Currency	Call	Deutsche Bank AG	11/10/16	USD	0.79	AUD	749	—	(1,684)
NZD Currency	Call	JPMorgan Chase Bank N.A.	11/10/16	USD	0.73	NZD	832	—	(10,310)
USD Currency	Call	Deutsche Bank AG	11/15/16	JPY	115.00	USD	1,236	—	(19)
Alexion Pharmaceuticals, Inc.	Call	Credit Suisse International	11/18/16	USD	125.00		—	396	(2,317)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	145.00		—	6,213	(1,398)
General Electric Co.	Call	Deutsche Bank AG	1/20/17	USD	32.50		—	19,470	(2,537)
Johnson & Johnson	Call	Barclays Bank PLC	1/20/17	USD	110.00		—	6,129	(58,226)
SPDR Gold Trust ETF[1]	Call	Société Générale	1/20/17	USD	145.00		—	6,218	(2,580)
USD Currency	Call	Goldman Sachs International	2/01/17	JPY	111.00	USD	1,263	—	(3,234)
EURO STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,450.00		—	85	(1,391)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	70.00		—	6,695	(27,060)
Apple Inc.	Call	UBS AG	9/15/17	USD	130.00		—	7,482	(27,111)
USD Currency	Put	JPMorgan Chase Bank N.A.	10/04/16	JPY	100.00	USD	1,234	—	(857)
S&P 500 Index	Put	Credit Suisse International	10/21/16	USD	2,000.00		—	868	(1,562)
NZD Currency	Put	Morgan Stanley & Co. International PLC	11/08/16	USD	0.62	NZD	798	—	(1)
AUD Currency	Put	Goldman Sachs International	11/09/16	USD	0.69	AUD	737	—	(37)
AUD Currency	Put	Deutsche Bank AG	11/10/16	USD	0.67	AUD	749	—	(9)
NZD Currency	Put	JPMorgan Chase Bank N.A.	11/10/16	USD	0.62	NZD	832	—	(1)
USD Currency	Put	Deutsche Bank AG	11/15/16	JPY	98.00	USD	1,236	—	(7,881)
S&P 500 Index	Put	Credit Suisse International	11/18/16	USD	1,955.00		—	1,750	(11,397)
S&P 500 Index	Put	BNP Paribas S.A.	11/30/16	USD	1,950.00		—	876	(7,840)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
S&P 500 Index	Put	Société Générale	11/30/16	USD	1,965.00		—	876	(8,861)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	46.00		—	1,750	(6,005)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	45.00		—	1,917	(5,444)
		Morgan Stanley & Co.
Prudential Financial, Inc.	Put	International PLC	1/20/17	USD	77.50		—	2,150	(6,558)
USD Currency	Put	Goldman Sachs International	2/01/17	JPY	95.50	USD	1,263	—	(13,283)
		Morgan Stanley & Co.
EURO STOXX 50 Index	Put	International PLC	3/17/17	EUR	2,400.00		—	85	(3,186)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00		—	6,695	(4,073)
Apple Inc.	Put	UBS AG	9/15/17	USD	100.00		—	7,482	(41,833)
Total									$(270,074)

[1] All or a portion of security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	0.94%	Pay	3-month LIBOR	11/15/16	USD	5,053	$(2,292)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.44%	Receive	3-month LIBOR	11/15/16	USD	5,053	(3,154)
	Goldman Sachs
10-Year Interest Rate Swap	International	Put	1.75%	Receive	3-month LIBOR	12/12/16	USD	5,102	(17,428)
Total									$(22,874)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	885	$(1,063)
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	4,682	(5,067)
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	B+	EUR	1,502	5,478
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	BBB+	EUR	895	4
Total						$ (648)

1 Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	1,256	$(2,823)
0.57%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	1,256	(2,985)
0.58%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	1,256	(3,505)
0.54%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	1,249	(1,969)
0.99%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,633	(7,010)
1.06%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,629	(4,792)
1.02%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,629	(6,164)
1.02%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	1,629	(6,084)
0.60%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	1,263	(4,084)
0.61%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	1,263	(4,215)
0.64%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	1,263	(5,178)
0.64%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	1,263	(5,260)
1.18%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,642	(960)
1.22%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,642	197
1.21%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,642	(173)
1.26%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	1,263	1,165

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.02%[1]	6-month EURIBOR	N/A	4/09/21	EUR	327	$ (3,032)
Total						$(56,872)

1 Fund pays the fixed rate and receives the floating rate.

2 Forward swap.

3 Fund pays the floating rate and receives the fixed rate.

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10 JPY%	1.23%	JPY	51,850	USD	430	Bank of America N.A.	3/15/2017	$(162,648)	—	$(162,648)
0.10 JPY%	1.84%	JPY	49,750	USD	442	Bank of America N.A.	3/15/2018	344	—	344
0.10 JPY%	1.96%	JPY	74,550	USD	657	Bank of America N.A.	3/15/2018	547	—	547
Total								$(161,757)	—	$(161,757)

1 At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps
Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 13,925,000[1]	BNP Paribas S.A.	3/31/17	JPY	5	$23,174	—	$23,174
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 14,175,000[1]	BNP Paribas S.A.	3/31/17	JPY	5	20,709	—	20,709
Euro STOXX 50 Index Dividend Future December 2017	EUR 115,273[1]	BNP Paribas S.A.	12/15/17	EUR	10	(531)	—	(531)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 13,220,400[1]	BNP Paribas S.A.	4/02/18	JPY	4	(793)	—	(793)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 13,350,000[1]	BNP Paribas S.A.	4/02/18	JPY	4	(2,071)	—	(2,071)
Euro STOXX 50 Index Dividend Future December 2018	EUR 113,475[1]	BNP Paribas S.A.	12/21/18	EUR	10	(3,230)	—	(3,230)
Euro STOXX 50 Index Dividend Future December 2018	EUR 67,8001	BNP Paribas S.A.	12/21/18	EUR	6	(1,618)	—	(1,618)
Euro STOXX 50 Index Dividend Future December 2018	EUR 54,650[1]	BNP Paribas S.A.	12/21/18	EUR	5	730	—	730
Euro STOXX 50 Index Dividend Future December 2018	EUR 55,950[1]	BNP Paribas S.A.	12/21/18	EUR	5	(730)	—	(730)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index Future December 2018	USD 140,250[1]	BNP Paribas S.A.	12/21/18	USD	12	$4,650	—	$4,650
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 13,676,000[1]	BNP Paribas S.A.	3/29/19	JPY	4	(3,708)	—	(3,708)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 6,875,000[1]	BNP Paribas S.A.	3/29/19	JPY	2	(2,219)	—	(2,219)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 7,040,000[1]	BNP Paribas S.A.	3/29/19	JPY	2	(3,846)	—	(3,846)
Euro STOXX 50 Index Dividend Future December 2019	EUR 70,770[1]	BNP Paribas S.A.	12/20/19	EUR	7	2,123	—	2,123
Euro STOXX 50 Index Dividend Future December 2019	EUR 61,020[1]	BNP Paribas S.A.	12/20/19	EUR	6	1,415	—	1,415
Euro STOXX 50 Index Dividend Future December 2019	EUR 30,150[1]	BNP Paribas S.A.	12/20/19	EUR	3	1,112	—	1,112
Euro STOXX 50 Index Dividend Future December 2019	EUR 51,600[1]	BNP Paribas S.A.	12/20/19	EUR	5	618	—	618
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 10,200,000[1]	BNP Paribas S.A.	3/31/20	JPY	3	(2,130)	—	(2,130)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 6,980,000[1]	BNP Paribas S.A.	3/31/20	JPY	2	(3,195)	—	(3,195)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 6,992,000[1]	BNP Paribas S.A.	3/31/20	JPY	2	(3,313)	—	(3,313)
Euro STOXX 50 Index Dividend Future December 2020	EUR 58,140[1]	BNP Paribas S.A.	12/18/20	EUR	6	472	—	472
Euro STOXX 50 Index Dividend Future December 2020	EUR 38,520[1]	BNP Paribas S.A.	12/18/20	EUR	4	629	—	629
Euro STOXX 50 Index Dividend Future December 2020	EUR 19,240[1]	BNP Paribas S.A.	12/18/20	EUR	2	337	—	337
Euro STOXX 50 Index Dividend Future December 2020	EUR 19,280[1]	BNP Paribas S.A.	12/18/20	EUR	2	292	—	292
Euro STOXX 50 Index Dividend Future December 2020	EUR 19,240[1]	BNP Paribas S.A.	12/18/20	EUR	2	157	—	157
Euro STOXX 50 Index Dividend Future December 2020	EUR 9,620[1]	BNP Paribas S.A.	12/18/20	EUR	1	191	—	191

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index Future December 2020	USD 59,969[1]	Goldman Sachs International	12/18/20	USD	5	$2,406	—	$2,406
S&P 500 Annual Dividend Index Future December 2021	USD 72,825[1]	BNP Paribas S.A.	12/17/21	USD	6	3,675	—	3,675
Total						$35,306	—	$35,306

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$414,067	—	$414,067
Austria	—	90,010	—	90,010
Belgium	—	619,995	—	619,995
Canada	$1,829,528	—	—	1,829,528
China	753,331	114,450	—	867,781
Czech Republic	—	10,451	—	10,451
Denmark	—	116,575	—	116,575
Egypt	15,393	—	—	15,393
Finland	—	423,797	—	423,797
France	25,472	5,958,457	—	5,983,929
Germany	—	1,800,287	—	1,800,287
Hong Kong	18,183	1,262,335	—	1,280,518
India	—	1,133,364	—	1,133,364
Indonesia	128,176	—	—	128,176
Ireland	—	694,614	—	694,614
Israel	531,139	—	—	531,139
Italy	—	1,310,235	—	1,310,235
Japan	—	21,009,179	—	21,009,179
Mexico	305,154	—	—	305,154
Netherlands	1,221,966	1,856,415	—	3,078,381
Poland	—	23,079	—	23,079
Portugal	—	134,808	—	134,808
Singapore	—	1,222,976	—	1,222,976
South Korea	—	564,150	—	564,150
Spain	—	637,693	—	637,693
Sweden	—	1,056,966	—	1,056,966
Switzerland	—	2,316,158	—	2,316,158
Taiwan	—	521,543	—	521,543
Thailand	60,610	51,716	—	112,326
United Arab Emirates	287,204	—	—	287,204
United Kingdom	1,316,582	4,458,547	$4	5,775,133
United States	60,459,048	—	8,451	60,467,499
Corporate Bonds	—	9,205,723	751,370	9,957,093
Floating Rate Loan Interests	—	1,465,275	536,778	2,002,053
Foreign Agency Obligations	—	1,396,980	—	1,396,980
Foreign Government Obligations	—	21,858,231	—	21,858,231
Investment Companies	7,011,798	—	—	7,011,798
Non-Agency Mortgage-Backed Securities	—	—	171,480	171,480
Preferred Securities	3,477,099	3,564,572	2,852,742	9,894,413
U.S. Government Sponsored Agency Securities	—	6,872,028	—	6,872,028
U.S. Treasury Obligations	—	25,226,081	—	25,226,081
Warrants	—	34,132	—	34,132
Short-Term Securities:
Foreign Agency Obligations	—	14,105,676	—	14,105,676
Money Market Funds	3,636,150	5,784,868	—	9,421,018
Time Deposits	—	22,289	—	22,289
U.S. Treasury Obligations	—	999,288	—	999,288
Options Purchased:
Equity contracts	14,660	1,085,107	—	1,099,767
Foreign currency exchange contracts	—	23,057	—	23,057
Interest rate contracts	—	39,470	—	39,470
Liabilities:
Investments:
Investments Sold Short	(1,126,108)	(147,654)	—	(1,273,762)
TBA Sale Commitments	—	(3,425,860)	—	(3,425,860)

Total	$79,965,385	$135,911,130	$4,320,825	$220,197,340

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$5,482	—	$5,482
Equity contracts	$5,755	62,690	—	68,445
Foreign Currency Exchange Contracts	—	247,141	—	247,141
Interest rate contracts	—	2,253	—	2,253
Liabilities:
Credit contracts	—	(6,130)	—	(6,130)
Equity contracts	(98,073)	(290,948)	—	(389,021)
Foreign Currency Exchange Contracts	—	(632,128)	—	(632,128)
Interest rate contracts	—	(243,756)	—	(243,756)

Total	$(92,318)	$(855,396)	$ —	$(947,714)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,341	—	—	$6,341
Cash held for securities sold short	1,160,357	—	—	1,160,357
Foreign currency at value	4,364	—	—	4,364
Futures contracts	405,000	—	—	405,000
Centrally cleared swaps	274,750	—	—	274,750
Liabilities:
Cash received as collateral for OTC derivatives	—	$(600,000)	—	(600,000)
Collateral on securities loaned at value	—	(5,784,868)	—	(5,784,868)

Total	$1,850,812	$(6,384,868)	—	$(4,534,056)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Options Purchased	Total
Assets:
Opening balance, as of December 31, 2015	$178,452	$2,148,560	$332,042	$197,226	$3,021,877	$26,355	$5,904,512
Transfers into Level 3	—	—	197,470	—	—	—	197,470
Transfers out of Level 3	—	(48,368)	—	—	—	—	(48,368)
Accrued discounts/premiums	—	—	447	1,916	—	—	2,363
Net realized gain (loss)	—	—	234	—	—	(25,511)	(25,277)
Net change in unrealized appreciation (depreciation)[2]	(169,997)	(1,382,901)	46,800	(27,662)	(169,135)	(795)	(1,703,690)
Purchases	—	34,079	—	—	—	—	34,079
Sales	—	—	(40,215)	—	—	(49)	(40,264)

Closing balance, as of September 30, 2016	$8,455	$751,370	$536,778	$171,480	$2,852,742	—	$4,320,825

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[2]	$(169,997)	$(1,382,901)	$46,800	$(27,662)	$(169,135)	—	$(1,702,895)

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	19

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening balance, as of December 31, 2015	$(18,124)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(54,821)
Net change in unrealized appreciation (depreciation)[1,2]	146,735
Purchases	—
Issues	—
Sales	(73,790)

Closing balance, as of September 30, 2016	—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2016[2]	—

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2016 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $713,118.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$8,455	Market Approach	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	85.00%	—
			Revenue Multiple[2]	11.5x - 15.0x	—
			Run Rate EBITDA Multiple[2]	17.50x	—
			Scenario Probability[2]	50.00%	—
			Time to Exit[1]	2-3 years	—
Corporate Bonds	746,510	Income Approach	Discount Rate[1]	15.00%	—
		Market Approach	Recovery Rate[2]	—	—
			Run Rate EBITDA Multiple [2]	17.50x	—
Preferred Stocks	2,852,742	Market Approach	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	84.00% - 182.00%	112.74%
			Revenue Multiple[2]	5.00x - 15.75x	12.98x
			Scenario Probability[2]	10.00% - 85.00%	—
			Time to Exit[1]	1-3 years	—
			Volatility[2]	55.00% - 57.00%	—

Total	$3,607,707

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Government Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Fannie Mae Variable Rate Notes: (a)
0.55%, 07/20/17	$2,000	$1,999,820
0.54%, 08/16/17	1,500	1,499,868
0.53%, 10/05/17	1,000	999,846
Federal Farm Credit Bank Variable Rate Notes: (a)
0.54%, 11/14/16	2,000	1,999,979
0.55%, 3/16/17	2,000	1,999,816
0.55%, 9/22/17	2,000	1,999,902
0.60%, 11/20/17	1,000	999,943
0.63%, 1/23/18	430	430,005
Federal Home Loan Bank, 0.43%, 1/11/17	1,000	999,891
Federal Home Loan Bank Discount Notes: (b)
0.46%, 10/07/16	1,000	999,949
0.38%, 10/18/16	1,500	1,499,763
0.45%, 10/21/16	1,000	999,773
0.45%, 10/26/16	1,000	999,713
0.45%, 11/14/16	1,665	1,664,130
0.34%, 11/30/16	1,135	1,134,371
0.35%, 12/02/16	2,360	2,358,631
0.58%, 12/23/16	700	699,087
0.44%, 1/11/17	500	499,389
0.49%, 1/25/17	2,700	2,696,011
0.45%, 2/01/17	2,300	2,296,521
0.45%, 2/02/17	455	454,306
0.47%, 2/10/17	1,000	998,303
0.48%, 2/15/17	1,215	1,212,822
0.55%, 5/01/17	1,500	1,495,187
Federal Home Loan Bank Variable Rate Notes: (a)
0.78%, 11/25/16	2,000	2,000,000
0.65%, 02/07/17	1,000	999,945
0.58%, 07/07/17	3,000	3,000,000
0.74%, 08/25/17	880	880,000
0.54%, 03/14/17	1,500	1,499,870
0.54%, 03/15/17	1,000	1,000,000
0.58%, 07/06/17	1,475	1,475,000
0.65%, 10/27/17	1,270	1,270,000
0.65%, 10/27/17	1,000	999,924
Freddie Mac:
1.00%, 3/08/17	1,950	1,954,080
1.00%, 9/29/17	790	792,115
Freddie Mac Discount Notes, 0.40%, 10/06/16 (b)	1,000	999,967
Total U.S. Government Sponsored Agency Securities — 43.1%		49,807,927

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills:
0.43%, 1/19/17 (b)	$4,000	$3,994,900
0.54%, 3/16/17 (b)	1,200	1,197,048
0.61%, 4/27/17 (b)	1,800	1,793,769
U.S. Treasury Notes:
0.32%, 4/30/17 (a)	2,000	1,999,977
0.42%, 10/31/17 (a)	1,249	1,248,225
Total U.S. Treasury Obligations — 8.8%		10,233,919

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.42%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $4,000,140, collateralized by U.S. government sponsored agency obligations, 0.00% to 8.75% due from 11/03/16 to 5/15/46, aggregate original par and fair value of $3,736,600 and $4,080,002, respectively)	4,000	4,000,000
Total Value of Bank of Montreal (collateral value of $4,080,002)		4,000,000
BNP Paribas Securities Corp., 0.34%, 10/06/16 (Purchased on 9/06/16 to be repurchased at $1,500,425, collateralized by various U.S. government sponsored agency obligations, 2.60% to 6.50% due from 4/01/23 to 5/01/46, aggregate original par and fair value of $39,543,886 and $1,542,672, respectively) (c)	1,500	1,500,000
BNP Paribas Securities Corp., 0.31%, 10/21/16 (Purchased on 9/22/16 to be repurchased at $1,500,375, collateralized by U.S. Treasury obligations, 0.00% to 4.75% due from 3/31/21 to 2/15/41, aggregate original par and fair value of $1,575,804 and $1,530,000, respectively) (c)	1,500	1,500,000
BNP Paribas Securities Corp., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,417, collateralized by various U.S. government sponsored agency obligations, 0.75% to 7.50% due from 8/31/18 to 8/01/46, aggregate original par and fair value of $41,291,555 and $10,288,899, respectively)	10,000	10,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $13,361,571)		13,000,000
Goldman Sachs & Co., 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $2,000,156, collateralized by Ginnie Mae Bonds, 3.50% to 5.00% due from 3/15/23 to 9/20/46, aggregate original par and fair value of $24,794,387 and $2,040,000, respectively)	2,000	2,000,000

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Government Money Market Portfolio

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.43%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $1,000,084, collateralized by Ginnie Mae Bonds, 4.00% to 5.00% due from 3/15/23 to 10/20/45, aggregate original par and fair value of $11,849,325 and $1,020,000, respectively)	$1,000	$1,000,000
Total Value of Goldman Sachs & Co. (collateral value of $3,080,001)		3,000,000
JPMorgan Securities LLC, 0.52%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,433, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 11/15/16 to 2/15/31, aggregate original par and fair value of $12,510,500 and $10,202,031, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.70%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $2,501,701, collateralized by a Ginnie Mae Bond, 2.85% due at 8/15/51, aggregate original par and fair value of $2,465,000 and $2,550,388, respectively) (c)	2,500	2,500,000
Total Value of JPMorgan Securities LLC (collateral value of $12,752,419)		12,500,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.50%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $2,000,194, collateralized by various Ginnie Mae Bonds, 0.64% to 7.00% due from 6/16/38 to 8/20/63, aggregate original par and fair value of $50,040,886 and $2,220,000, respectively)	2,000	2,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith Inc. (collateral value of $2,220,000)		2,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,417, collateralized by various U.S. government sponsored agency obligations, 3.00% to 7.50% due from 6/01/33 to 8/01/33, aggregate original par and fair value of $44,061,056 and $10,304,721, respectively)	$10,000	$10,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $10,304,721)		10,000,000
Societe Generale, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $7,600,298, collateralized by a U.S. Treasury obligation, 1.63% due at 4/30/23, aggregate original par and fair value of $7,568,500 and $7,752,082, respectively)	7,600	7,600,000
Total Value of Societe Generale (collateral value of $7,752,082)		7,600,000
Wells Fargo Securities LLC, 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $2,000,156, collateralized by a U.S. government sponsored agency obligation, 3.00% due at 9/01/36, aggregate original par and fair value of $1,948,339 and $2,060,001, respectively)	2,000	2,000,000
Wells Fargo Securities LLC, 0.47%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $1,500,137, collateralized by a U.S. government sponsored agency obligation, 3.50% due at 8/01/46, aggregate original par and fair value of $1,461,895 and $1,545,001, respectively)	1,500	1,500,000
Total Value of Wells Fargo Securities LLC (collateral value of $3,605,002)		3,500,000
Total Repurchase Agreements — 48.1%		55,600,000
Total Investments (Cost — $115,641,846*) — 100.0%		115,641,846
Other Assets Less Liabilities — 0.0%		24,077

Net Assets — 100.0%		$115,665,923

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Government Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$115,641,846	—	$115,641,846

[1]	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Banks — 0.3%
Bank of America Corp.		1,538	$24,070
Citigroup, Inc.		505	23,851
JPMorgan Chase & Co.		348	23,173
Wells Fargo & Co.		480	21,254

			92,348
Capital Markets — 1.8%
American Capital Ltd. (a)		34,630	585,593
Goldman Sachs Group, Inc.		135	21,771
Morgan Stanley		778	24,943

			632,307
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		660	4,963
Consumer Finance — 1.3%
Ally Financial, Inc. (a)		17,050	331,963
Ally Financial, Inc. (a)		6,472	126,010

			457,973
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $195) (a)(b)		195	195
Hotels, Restaurants & Leisure — 0.9%
Amaya, Inc. (a)		18,250	295,600
Oil, Gas & Consumable Fuels — 0.1%
Denbury Resources, Inc. (a)		6,480	20,715
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		1,150	53,728
Total Common Stocks — 4.5%			1,557,829

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.6%
Bombardier, Inc.:
5.50%, 9/15/18 (c)	USD	27	27,405
6.00%, 10/15/22 (c)		4	3,620
6.13%, 1/15/23 (c)		46	40,825
7.50%, 3/15/25 (c)		73	67,251
KLX, Inc., 5.88%, 12/01/22 (c)		58	60,030
TransDigm, Inc.:
5.50%, 10/15/20		17	17,510
6.00%, 7/15/22		158	166,690
6.50%, 7/15/24		79	83,147
6.38%, 6/15/26 (c)		67	69,177

			535,655
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
6.50%, 6/15/22 (c)		42	43,785

Corporate Bonds		Par (000)	Value
Air Freight & Logistics (continued)
6.13%, 9/01/23 (c)	USD	61	$62,525

			106,310
Airlines — 1.3%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (c)		26	25,155
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		195	196,819
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	125,400
National Air Cargo Group, Inc.:
11.88%, 5/02/18		25	24,902
11.88%, 5/08/18		26	25,788
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		65	65,526

			463,590
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		72	72,360
Banks — 0.4%
Banco Espirito Santo SA, 4.75%, 1/15/18 (a)(d)	EUR	100	24,489
CIT Group, Inc.:
6.63%, 4/01/18 (c)	USD	10	10,613
5.00%, 8/01/23		110	116,463

			151,565
Beverages — 0.1%
Constellation Brands, Inc.:
6.00%, 5/01/22		10	11,487
4.25%, 5/01/23		10	10,587

			22,074
Building Products — 1.2%
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		18	18,450
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		92	93,840
Masonite International Corp., 5.63%, 3/15/23 (c)		27	28,485
Ply Gem Industries, Inc., 6.50%, 2/01/22		80	82,400
Standard Industries, Inc.:
5.13%, 2/15/21 (c)		18	18,900
5.50%, 2/15/23 (c)		29	30,305
6.00%, 10/15/25 (c)		58	62,060
USG Corp.:
9.50%, 1/15/18		20	21,720
5.88%, 11/01/21 (c)		38	39,757
5.50%, 3/01/25 (c)		15	16,087

			412,004

Portfolio Abbreviations
AKA	Also Known As	FKA	Formerly Known As	S&P	Standard & Poor’s
CAD	Canadian Dollar	PIK	Payment-in-kind	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	REIT	Real Estate Investment Trust	USD	U.S. Dollar

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets — 0.0%
E*TRADE Financial Corp., Series A, 0.00%, 8/31/19 (e)(f)	USD	1	$2,820
Chemicals — 1.2%
Chemours Co.:
6.63%, 5/15/23		38	37,050
7.00%, 5/15/25		25	24,563
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		101	84,209
Escrow, 8.88%, 10/15/20 (a)(d)		82	—
Platform Specialty Products Corp.:
10.38%, 5/01/21 (c)		6	6,465
6.50%, 2/01/22 (c)		183	177,967
PQ Corp., 6.75%, 11/15/22 (c)		38	40,280
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		28	29,750

			400,284
Commercial Services & Supplies — 1.4%
Acosta, Inc., 7.75%, 10/01/22 (c)		54	44,415
ADT Corp.:
3.50%, 7/15/22		58	55,825
4.88%, 7/15/32 (c)		14	12,285
Advanced Disposal Services, Inc., 8.25%, 10/01/20		33	34,650
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		28	29,610
Mobile Mini, Inc., 5.88%, 7/01/24		55	57,337
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		125	136,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		97	100,637

			471,009
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		182	201,337
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		49	52,246
CommScope, Inc., 5.50%, 6/15/24 (c)		68	71,400
Hughes Satellite Systems Corp.:
5.25%, 8/01/26 (c)		25	24,687
6.63%, 8/01/26 (c)		22	21,230
Nokia OYJ:
5.38%, 5/15/19		10	10,775
6.63%, 5/15/39		67	72,695
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		51	54,506

			508,876
Construction & Engineering — 0.4%
AECOM, 5.88%, 10/15/24		15	16,013
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		43	43,000
Engility Corp., 8.88%, 9/01/24 (c)		19	19,237
Modular Space Corp., 10.25%, 1/31/19 (a)(c)(d)		121	50,820

			129,070
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 9/30/24		40	42,400
8.00%, 11/01/31		253	311,823
DFC Finance Corp., 12.00%, 6/16/20 (c)(g)		41	23,226

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Navient Corp.:
6.63%, 7/26/21	USD	21	$21,157
5.50%, 1/25/23		20	18,350
7.25%, 9/25/23		27	27,000
6.13%, 3/25/24		17	15,831
5.88%, 10/25/24		13	11,830
5.63%, 8/01/33		24	19,080
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (c)		11	11,564
7.25%, 12/15/21 (c)		6	6,307

			508,568
Containers & Packaging — 3.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (c)		200	205,500
4.63%, 5/15/23 (c)		200	201,000
7.25%, 5/15/24 (c)		200	213,000
Ball Corp., 5.00%, 3/15/22		21	22,627
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (c)		14	13,966
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		62	63,937
6.88%, 2/15/21		100	103,750
8.25%, 2/15/21		200	208,500
4.13%, 7/15/21 (c)(h)		40	40,600
5.13%, 7/15/23 (c)		19	19,617
7.00%, 7/15/24 (c)		67	71,857
Sealed Air Corp.:
4.88%, 12/01/22 (c)		21	22,050
6.88%, 7/15/33 (c)		30	32,175
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (c)		12	12,150

			1,230,729
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		29	26,390
Diversified Consumer Services — 0.1%
Service Corp. International:
4.50%, 11/15/20		20	20,450
5.38%, 5/15/24		12	12,720

			33,170
Diversified Financial Services — 0.2%
BCD Acquisition, Inc., 9.63%, 9/15/23 (c)		10	10,450
Double Eagle Acquisition Sub, Inc., 7.50%, 10/01/24 (c)		31	31,543
FBM Finance, Inc., 8.25%, 8/15/21 (c)		15	15,675

			57,668
Diversified Telecommunication Services — 3.5%
CenturyLink, Inc., Series S, 6.45%, 6/15/21		21	22,496
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)		69	70,725
Frontier Communications Corp.:
6.25%, 9/15/21		38	36,527
10.50%, 9/15/22		20	21,200
7.13%, 1/15/23		40	37,300

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
7.63%, 4/15/24	USD	33	$30,855
6.88%, 1/15/25		109	96,465
11.00%, 9/15/25		30	31,313
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		64	49,600
5.50%, 8/01/23		48	33,240
Level 3 Financing, Inc.:
5.38%, 8/15/22		41	42,845
5.63%, 2/01/23		55	57,131
5.13%, 5/01/23		33	33,990
5.38%, 1/15/24		33	34,382
5.38%, 5/01/25		45	46,913
5.25%, 3/15/26 (c)		49	50,593
SBA Communications Corp.:
5.63%, 10/01/19		35	35,985
4.88%, 9/01/24 (c)		71	71,533
Telecom Italia Capital SA:
6.38%, 11/15/33		25	25,437
6.00%, 9/30/34		95	94,074
7.20%, 7/18/36		20	21,300
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		146	153,300
6.38%, 5/15/25		101	107,060

			1,204,264
Electrical Equipment — 0.3%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)		38	38,000
GrafTech International Ltd., 6.38%, 11/15/20		17	13,005
Sensata Technologies BV:
5.63%, 11/01/24 (c)		47	49,644
5.00%, 10/01/25 (c)		13	13,293

			113,942
Electronic Equipment, Instruments & Components — 0.5%
Anixter, Inc., 5.63%, 5/01/19		5	5,313
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		35	37,275
5.00%, 9/01/23		36	37,170
5.50%, 12/01/24		85	90,737

			170,495
Energy Equipment & Services — 0.6%
Ensco PLC, 4.50%, 10/01/24		11	7,920
Noble Holding International Ltd.:
4.63%, 3/01/21		5	4,000
6.95%, 4/01/25		5	3,950
Noble Holding U.S. Corp./Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		15	15,150
Transocean, Inc.:
3.75%, 10/15/17		25	25,125
6.00%, 3/15/18		75	75,375
7.38%, 4/15/18		5	5,075
8.13%, 12/15/21		7	6,685
5.05%, 10/15/22		31	24,296
Weatherford International LLC, 6.80%, 6/15/37		2	1,440
Weatherford International Ltd.:
7.75%, 6/15/21		7	6,930
4.50%, 4/15/22		14	11,830
6.50%, 8/01/36		10	7,100
7.00%, 3/15/38		13	9,555
5.95%, 4/15/42		7	4,795

			209,226

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 2.0%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)	USD	9	$9,337
8.25%, 10/15/23		118	123,840
Corrections Corp. of America, 4.13%, 4/01/20		15	14,100
Equinix, Inc., 5.88%, 1/15/26		47	50,525
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		66	65,917
GEO Group, Inc.:
5.88%, 10/15/24		50	43,000
6.00%, 4/15/26		7	5,950
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		20	20,850
Iron Mountain, Inc., 6.00%, 10/01/20 (c)		35	36,925
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (c)		261	283,107
4.50%, 9/01/26 (c)		33	33,000
VEREIT Operating Partnership LP, 4.13%, 6/01/21		11	11,357

			697,908
Food & Staples Retailing — 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (c)		7	7,280
5.75%, 3/15/25 (c)		38	37,905
Rite Aid Corp.:
9.25%, 3/15/20		20	21,100
6.75%, 6/15/21		37	39,081
6.13%, 4/01/23 (c)		165	178,063
7.70%, 2/15/27		43	55,040

			338,469
Food Products — 1.0%
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/01/21 (c)		5	5,169
5.88%, 7/15/24 (c)		9	8,955
5.75%, 6/15/25 (c)		54	53,055
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (c)		8	8,540
Post Holdings, Inc.:
6.75%, 12/01/21 (c)		23	24,639
7.75%, 3/15/24 (c)		62	69,440
8.00%, 7/15/25 (c)		42	48,064
5.00%, 8/15/26 (c)		52	51,740
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		11	11,495
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		18	19,373
WhiteWave Foods Co., 5.38%, 10/01/22		25	28,406

			328,876
Health Care Equipment & Supplies — 0.5%
Alere, Inc.:
6.50%, 6/15/20		13	13,000
6.38%, 7/01/23 (c)		50	51,000
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		101	93,677
Teleflex, Inc., 4.88%, 6/01/26		12	12,420

			170,097
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		11	10,890
5.63%, 2/15/23		26	26,390
6.50%, 3/01/24		8	8,380
Amsurg Corp., 5.63%, 7/15/22		117	119,633

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp.:
5.63%, 2/15/21	USD	45	$47,700
4.75%, 5/15/22		47	48,527
6.13%, 2/15/24		5	5,425
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		18	17,640
6.88%, 2/01/22		37	31,820
DaVita, Inc., 5.00%, 5/01/25		71	71,266
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		55	54,725
Fresenius Medical Care U.S. Finance II, Inc.:
5.88%, 1/31/22 (c)		5	5,663
4.75%, 10/15/24 (c)		24	25,200
HCA, Inc.:
7.50%, 2/15/22		28	32,130
5.88%, 3/15/22		33	36,383
4.75%, 5/01/23		8	8,340
5.00%, 3/15/24		87	91,785
5.38%, 2/01/25		95	98,087
5.25%, 4/15/25		36	38,385
5.88%, 2/15/26		48	51,180
5.25%, 6/15/26		140	148,750
4.50%, 2/15/27		65	65,406
Series 1, 5.88%, 5/01/23		41	43,665
HealthSouth Corp.:
5.13%, 3/15/23		45	44,887
5.75%, 11/01/24		43	44,532
MEDNAX, Inc., 5.25%, 12/01/23 (c)		26	27,333
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		51	54,825
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		38	39,235
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		10	10,675
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (c)		17	17,850
Tenet Healthcare Corp.:
4.75%, 6/01/20		40	40,600
4.50%, 4/01/21		16	16,100
4.38%, 10/01/21		3	2,985
8.13%, 4/01/22		63	63,000
6.75%, 6/15/23		142	132,060

			1,581,452
Hotels, Restaurants & Leisure — 2.6%
Aramark Services, Inc.:
5.13%, 1/15/24		18	18,720
5.13%, 1/15/24 (c)		18	18,720
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)		70	73,325
Boyd Gaming Corp., 6.88%, 5/15/23		26	28,145
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		124	128,185
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		22	22,440
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (c)		10	10,450
5.25%, 6/01/26 (c)		3	3,173
MGM Resorts International:
5.25%, 3/31/20		22	23,430
6.75%, 10/01/20		54	60,480
6.63%, 12/15/21		89	100,125
6.00%, 3/15/23		10	10,850
4.63%, 9/01/26		28	27,300
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		23	24,323

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
10.00%, 12/01/22	USD	51	$47,047
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		40	41,300
Station Casinos LLC, 7.50%, 3/01/21		93	98,359
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (c)		150	148,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25 (c)		5	5,063
Yum! Brands, Inc., 3.75%, 11/01/21		12	12,180

			902,115
Household Durables — 0.9%
CalAtlantic Group, Inc.:
6.63%, 5/01/20		6	6,713
8.38%, 1/15/21		58	68,875
5.88%, 11/15/24		15	16,050
5.25%, 6/01/26		5	5,003
Lennar Corp.:
4.75%, 4/01/21		27	28,755
4.75%, 11/15/22		24	24,780
4.88%, 12/15/23		24	24,600
PulteGroup, Inc.:
5.50%, 3/01/26		40	42,000
6.38%, 5/15/33		30	31,250
6.00%, 2/15/35		16	16,160
Tempur Sealy International, Inc., 5.50%, 6/15/26 (c)		7	7,210
TRI Pointe Group, Inc.:
4.38%, 6/15/19		10	10,287
4.88%, 7/01/21		25	25,625
5.88%, 6/15/24		15	15,600

			322,908
Household Products — 0.3%
HRG Group, Inc., 7.88%, 7/15/19		26	27,397
Spectrum Brands, Inc.:
6.63%, 11/15/22		65	70,200
5.75%, 7/15/25		18	19,440

			117,037
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.:
4.88%, 5/15/23		2	2,030
5.50%, 3/15/24		5	5,203
Calpine Corp.:
6.00%, 1/15/22 (c)		5	5,237
5.38%, 1/15/23		6	5,977
5.88%, 1/15/24 (c)		25	26,406
5.50%, 2/01/24		20	19,750
Dynegy, Inc.:
6.75%, 11/01/19		65	66,625
7.38%, 11/01/22		33	32,587
7.63%, 11/01/24		5	4,910
NRG Energy, Inc.:
7.88%, 5/15/21		15	15,675
6.63%, 3/15/23		5	5,050
6.25%, 5/01/24		15	15,225
7.25%, 5/15/26 (c)		23	23,403
6.63%, 1/15/27 (c)		89	87,220
NRG Yield Operating LLC, 5.38%, 8/15/24		15	15,413

			330,711
Insurance — 0.8%
HUB International Ltd.:
9.25%, 2/15/21 (c)		17	17,689
7.88%, 10/01/21 (c)		87	88,740

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Radian Group, Inc., 5.25%, 6/15/20	USD	28	$29,610
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		81	90,315
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		67	68,089

			294,443
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.50%, 2/15/22		42	45,203
5.75%, 3/01/24		4	4,300
5.88%, 2/15/25		5	5,400

			54,903
IT Services — 2.1%
Alliance Data Systems Corp., 5.38%, 8/01/22 (c)		35	34,125
APX Group, Inc.:
6.38%, 12/01/19		32	32,600
8.75%, 12/01/20		13	12,740
7.88%, 12/01/22 (c)		21	21,997
First Data Corp.:
5.38%, 8/15/23 (c)		12	12,360
7.00%, 12/01/23 (c)		257	271,777
5.75%, 1/15/24 (c)		247	253,793
Sabre GLBL, Inc.:
5.38%, 4/15/23 (c)		16	16,440
5.25%, 11/15/23 (c)		20	20,350
WEX, Inc., 4.75%, 2/01/23 (c)		50	49,313

			725,495
Life Sciences Tools & Services — 0.7%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		120	105,900
DPx Holdings BV, 7.50%, 2/01/22 (c)		35	37,013
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		98	101,920
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		12	12,480

			257,313
Machinery — 0.3%
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		15	14,063
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)		40	38,000
SPX FLOW, Inc.:
5.63%, 8/15/24 (c)		36	36,540
5.88%, 8/15/26 (c)		17	17,191

			105,794
Media — 11.3%
Unitymedia GmbH, 6.13%, 1/15/25 (c)		200	209,750
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (c)		200	206,750
5.50%, 5/15/26 (c)		200	205,500
AMC Networks, Inc.:
4.75%, 12/15/22		37	37,463
5.00%, 4/01/24		20	20,125
Cablevision Systems Corp.:
8.63%, 9/15/17		14	14,665
7.75%, 4/15/18		54	57,105
8.00%, 4/15/20		15	15,713
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		55	57,475
5.13%, 5/01/23 (c)		63	65,756
5.88%, 4/01/24 (c)		28	29,873
5.75%, 2/15/26 (c)		29	30,740
5.50%, 5/01/26 (c)		32	33,360

Corporate Bonds		Par (000)	Value
Media (continued)
5.88%, 5/01/27 (c)	USD	118	$125,670
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(d)(f)		166	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (c)		57	58,710
5.13%, 12/15/21 (c)		27	27,000
5.13%, 12/15/21 (c)		60	59,851
Clear Channel International BV, 8.75%, 12/15/20 (c)		85	90,950
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		10	10,075
Series B, 7.63%, 3/15/20		99	98,134
Series B, 6.50%, 11/15/22		317	330,076
CSC Holdings LLC:
10.13%, 1/15/23 (c)		400	461,000
5.25%, 6/01/24		50	47,500
DISH DBS Corp.:
5.13%, 5/01/20		20	20,750
6.75%, 6/01/21		35	37,800
5.88%, 7/15/22		8	8,222
5.00%, 3/15/23		10	9,725
5.88%, 11/15/24		27	26,663
7.75%, 7/01/26 (c)		98	104,125
DISH Network Corp., 3.38%, 8/15/26 (c)(e)		33	36,135
iHeartCommunications, Inc.:
9.00%, 12/15/19		39	30,859
9.00%, 3/01/21		31	23,095
9.00%, 9/15/22		80	58,200
10.63%, 3/15/23		35	26,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)		12	12,960
MDC Partners, Inc., 6.50%, 5/01/24 (c)		61	56,425
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		40	41,900
National CineMedia LLC, 5.75%, 8/15/26 (c)		11	11,413
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		31	31,077
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		57	58,853
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		30	31,200
5.88%, 3/15/25		5	5,250
Radio One, Inc., 7.38%, 4/15/22 (c)		10	10,050
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		30	31,987
Regal Entertainment Group, 5.75%, 2/01/25		18	18,135
SFR Group SA:
6.00%, 5/15/22 (c)		200	204,000
7.38%, 5/01/26 (c)		248	253,503
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (c)		10	10,000
5.38%, 4/15/25 (c)		35	36,137
TEGNA, Inc.:
4.88%, 9/15/21 (c)		40	41,600
5.50%, 9/15/24 (c)		5	5,163
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		7	7,105
Tribune Media Co., 5.88%, 7/15/22		83	83,986
Univision Communications, Inc.:
8.50%, 5/15/21 (c)		15	15,525
6.75%, 9/15/22 (c)		5	5,306
5.13%, 5/15/23 (c)		97	98,213
5.13%, 2/15/25 (c)		129	129,806

			3,874,484

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining — 5.5%
Alcoa, Inc.:
5.13%, 10/01/24	USD	54	$57,443
5.90%, 2/01/27		2	2,140
6.75%, 1/15/28		7	7,647
5.95%, 2/01/37		3	3,017
ArcelorMittal:
7.25%, 2/25/22		3	3,405
8.00%, 10/15/39		8	8,640
7.75%, 3/01/41		35	36,487
Constellium NV, 8.00%, 1/15/23 (c)		250	251,875
First Quantum Minerals Ltd., 7.25%, 5/15/22 (c)		30	26,550
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		21	20,895
2.38%, 3/15/18		255	251,175
3.10%, 3/15/20		40	38,300
4.00%, 11/14/21		27	25,549
3.55%, 3/01/22		88	80,080
3.88%, 3/15/23		200	179,484
5.40%, 11/14/34		17	14,110
5.45%, 3/15/43		68	54,570
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		22	24,200
Kaiser Aluminum Corp., 5.88%, 5/15/24		14	14,630
Novelis Corp.:
6.25%, 8/15/24 (c)		197	209,066
5.88%, 9/30/26 (c)		75	76,781
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	36,356
5.25%, 4/15/23		52	53,950
5.50%, 10/01/24		38	39,805
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (c)		22	20,570
Teck Resources Ltd.:
3.00%, 3/01/19		27	26,595
3.75%, 2/01/23		43	39,399
8.50%, 6/01/24 (c)		48	54,960
6.13%, 10/01/35		8	7,520
6.00%, 8/15/40		52	47,970
6.25%, 7/15/41		53	50,747
5.20%, 3/01/42		43	36,765
United States Steel Corp., 8.38%, 7/01/21 (c)		41	44,844
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		57	58,140

			1,903,665
Multiline Retail — 0.7%
Dollar Tree, Inc., 5.75%, 3/01/23		171	184,039
Family Dollar Stores, Inc., 5.00%, 2/01/21		36	38,790
JC Penney Corp., Inc.:
6.38%, 10/15/36		13	11,180
7.40%, 4/01/37		11	10,175

			244,184
Oil, Gas & Consumable Fuels — 13.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		5	5,063
Antero Resources Corp., 5.63%, 6/01/23		5	5,094
California Resources Corp., 8.00%, 12/15/22 (c)		70	46,550
Callon Petroleum Co., 6.13%, 10/01/24 (c)		11	11,385
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		11	11,385
6.25%, 4/15/23		50	49,500

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.:
5.70%, 10/15/19	USD	7	$7,514
5.20%, 9/15/43		5	4,490
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		100	108,000
Chesapeake Energy Corp.:
6.50%, 8/15/17		5	5,075
3.93%, 4/15/19 (h)		60	56,100
6.63%, 8/15/20		12	11,295
6.88%, 11/15/20		20	18,700
8.00%, 12/15/22 (c)		5	5,069
5.50%, 9/15/26 (c)		31	31,000
Concho Resources, Inc., 6.50%, 1/15/22		7	7,263
CONSOL Energy, Inc.:
5.88%, 4/15/22		282	259,440
8.00%, 4/01/23		2	1,940
Continental Resources, Inc.:
5.00%, 9/15/22		23	22,943
4.50%, 4/15/23		31	29,760
3.80%, 6/01/24		72	65,880
4.90%, 6/01/44		12	10,080
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		5	5,037
6.25%, 4/01/23		5	5,063
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		51	53,295
7.75%, 2/15/23 (c)		20	21,450
DCP Midstream LLC:
4.75%, 9/30/21 (c)		35	35,350
6.45%, 11/03/36 (c)		17	16,533
6.75%, 9/15/37 (c)		29	28,637
Denbury Resources, Inc., 9.00%, 5/15/21 (c)		94	98,465
Diamondback Energy, Inc., 7.63%, 10/01/21		47	49,820
Encana Corp.:
3.90%, 11/15/21		19	19,038
6.50%, 2/01/38		13	13,472
5.15%, 11/15/41		24	21,513
Energy Transfer Equity LP:
7.50%, 10/15/20		26	28,535
5.88%, 1/15/24		86	89,225
5.50%, 6/01/27		59	58,705
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		68	70,720
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		14	14,000
6.75%, 8/01/22		25	25,759
6.00%, 5/15/23		7	6,947
5.63%, 6/15/24		12	11,760
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		29	29,073
Gulfport Energy Corp.:
7.75%, 11/01/20		33	34,279
6.63%, 5/01/23		14	14,350
Halcon Resources Corp., 8.63%, 2/01/20 (c)		20	20,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (c)		5	5,137
5.00%, 12/01/24 (c)		30	28,725
Matador Resources Co., 6.88%, 4/15/23		40	41,400
MEG Energy Corp.:
6.50%, 3/15/21 (c)		53	43,261
6.38%, 1/30/23 (c)		53	41,936
7.00%, 3/31/24 (c)		154	121,660

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Memorial Production Partners LP/Memorial Production Finance Corp., 6.88%, 8/01/22	USD	22	$10,615
Murphy Oil Corp., 6.88%, 8/15/24		34	35,146
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		312	326,040
9.63%, 6/01/19 (c)		25	26,281
7.77%, 12/15/37 (c)		27	29,295
Oasis Petroleum, Inc.:
6.50%, 11/01/21		58	55,390
6.88%, 3/15/22		65	62,237
6.88%, 1/15/23		5	4,775
ONEOK, Inc.:
4.25%, 2/01/22		10	9,800
7.50%, 9/01/23		37	41,440
Parsley Energy LLC/Parsley Finance Corp.:
7.50%, 2/15/22 (c)		78	82,875
6.25%, 6/01/24 (c)		24	24,780
PDC Energy, Inc., 7.75%, 10/15/22		47	50,173
QEP Resources, Inc.:
6.88%, 3/01/21		8	8,340
5.38%, 10/01/22		42	41,685
5.25%, 5/01/23		55	54,175
Range Resources Corp.:
5.75%, 6/01/21 (c)		5	5,063
5.88%, 7/01/22 (c)		43	43,430
5.00%, 3/15/23 (c)		35	34,213
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (c)		5	5,263
6.00%, 1/15/19 (c)		17	17,850
5.63%, 4/15/20 (c)		5	5,275
6.88%, 4/15/40 (c)		96	98,880
RSP Permian, Inc., 6.63%, 10/01/22		40	41,900
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		177	188,947
5.75%, 5/15/24		300	322,875
5.88%, 6/30/26 (c)		17	18,477
5.00%, 3/15/27 (c)		16	16,400
Sabine Pass LNG LP, 6.50%, 11/01/20		40	41,400
Sanchez Energy Corp.:
7.75%, 6/15/21		33	29,040
6.13%, 1/15/23		110	88,275
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (c)		21	22,339
6.75%, 5/01/23 (c)		24	24,900
6.88%, 6/30/23 (c)		100	104,000
SM Energy Co.:
6.13%, 11/15/22		25	25,000
6.50%, 1/01/23		6	6,060
5.00%, 1/15/24		25	23,500
6.75%, 9/15/26		18	18,180
Southern Star Central Corp., 5.13%, 7/15/22 (c)		13	13,097
Southwestern Energy Co.:
7.50%, 2/01/18		6	6,285
5.80%, 1/23/20		37	36,907
4.10%, 3/15/22		29	26,317
6.70%, 1/23/25		10	10,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (c)		50	50,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		10	10,325
6.38%, 8/01/22		10	10,350
5.25%, 5/01/23		2	2,025

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 3/15/24	USD	9	$9,630
5.13%, 2/01/25 (c)		9	9,011
5.38%, 2/01/27 (c)		4	4,025
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		6	6,270
6.25%, 10/15/22		60	64,050
6.38%, 5/01/24		14	15,015
TransCanada Trust, 5.88%, 8/15/76 (h)		25	26,450
Whiting Petroleum Corp.:
1.25%, 6/05/20 (e)		79	75,725
5.75%, 3/15/21		3	2,805
Series C-1, 5.75%, 3/15/21 (e)		25	25,830
Series D-1, 6.25%, 4/01/23 (e)		82	83,311
Williams Cos., Inc.:
3.70%, 1/15/23		5	4,850
4.55%, 6/24/24		34	34,665
5.75%, 6/24/44		80	82,400
WPX Energy, Inc.:
5.25%, 1/15/17		10	10,075
7.50%, 8/01/20		10	10,575
6.00%, 1/15/22		54	53,899
8.25%, 8/01/23		20	21,500
5.25%, 9/15/24		15	14,137

			4,590,989
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp., 4.88%, 9/15/24 (c)		11	11,000
Norbord, Inc., 6.25%, 4/15/23 (c)		20	21,250
PH Glatfelter Co., 5.38%, 10/15/20		8	8,080
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		32	29,920

			70,250
Personal Products — 0.3%
NBTY, Inc., 7.63%, 5/15/21 (c)		92	94,053
Pharmaceuticals — 1.4%
Concordia International Corp., 7.00%, 4/15/23 (c)		12	7,710
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (c)		5	4,800
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (c)		9	9,180
5.75%, 8/01/22 (c)		5	4,931
5.63%, 10/15/23 (c)		4	3,830
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		17	18,063
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)		4	4,020
5.38%, 3/15/20 (c)		118	109,150
7.00%, 10/01/20 (c)		50	48,500
6.38%, 10/15/20 (c)		43	40,313
7.50%, 7/15/21 (c)		128	123,917
5.63%, 12/01/21 (c)		28	24,990
5.50%, 3/01/23 (c)		6	5,130
5.88%, 5/15/23 (c)		90	77,625
6.13%, 4/15/25 (c)		6	5,167

			487,326
Real Estate Management & Development — 0.8%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		18	18,090
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		5	5,206

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
5.25%, 12/01/21 (c)	USD	84	$88,383
4.88%, 6/01/23 (c)		147	149,389
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(d)		15	—

			261,068
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (c)		80	80,250
6.38%, 4/01/24 (c)		5	5,100
5.25%, 3/15/25 (c)		96	92,160
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		41	42,025
Hertz Corp.:
6.75%, 4/15/19		14	14,317
7.38%, 1/15/21		55	57,131
5.50%, 10/15/24 (c)		50	49,813
Jack Cooper Enterprises, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (c)(g)		113	29,319
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		34	34,340

			404,455
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		10	10,263
Micron Technology, Inc.:
5.25%, 8/01/23 (c)		36	35,550
5.63%, 1/15/26 (c)		19	18,193
Microsemi Corp., 9.13%, 4/15/23 (c)		5	5,700
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (c)		200	214,250
Versum Materials, Inc., 5.50%, 9/30/24 (c)		23	23,633

			307,589
Software — 1.3%
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		42	38,115
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		5	4,350
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(g)		42	40,740
Infor U.S., Inc., 6.50%, 5/15/22		154	155,925
Informatica LLC, 7.13%, 7/15/23 (c)		40	37,400
Nuance Communications, Inc.:
5.38%, 8/15/20 (c)		15	15,375
6.00%, 7/01/24 (c)		25	26,063
PTC, Inc., 6.00%, 5/15/24		14	14,945
Sophia LP, 9.00%, 9/30/23 (c)		21	22,050
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		82	86,305

			441,268
Specialty Retail — 0.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		54	55,620
L Brands, Inc., 6.88%, 11/01/35		50	54,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		79	65,965
Penske Automotive Group, Inc.:
5.75%, 10/01/22		33	34,237
5.38%, 12/01/24		11	11,055
5.50%, 5/15/26		24	23,940
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		10	10,425
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,805

			268,547

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24 (c)	USD	58	$63,791
Western Digital Corp.:
7.38%, 4/01/23 (c)		56	61,600
10.50%, 4/01/24 (c)		14	16,240

			141,631
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.:
4.63%, 5/15/24 (c)		7	7,184
4.88%, 5/15/26 (c)		5	5,113
Springs Industries, Inc., 6.25%, 6/01/21		4	4,140

			16,437
Thrifts & Mortgage Finance — 0.7%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		200	195,000
MGIC Investment Corp., 5.75%, 8/15/23		19	19,760
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		30	30,450

			245,210
Trading Companies & Distributors — 2.0%
Aircastle Ltd.:
6.25%, 12/01/19		5	5,475
7.63%, 4/15/20		4	4,555
5.13%, 3/15/21		11	11,756
5.50%, 2/15/22		28	30,170
5.00%, 4/01/23		19	19,903
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		33	34,320
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		26	28,080
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		110	95,975
HD Supply, Inc.:
7.50%, 7/15/20		101	104,899
5.25%, 12/15/21 (c)		188	198,810
5.75%, 4/15/24 (c)		54	56,700
Herc Rentals, Inc.:
7.50%, 6/01/22 (c)		12	12,420
7.75%, 6/01/24 (c)		4	4,110
United Rentals North America, Inc.:
4.63%, 7/15/23		15	15,375
5.75%, 11/15/24		32	33,200
5.88%, 9/15/26		34	35,020

			690,768
Wireless Telecommunication Services — 3.0%
Sprint Capital Corp.:
6.90%, 5/01/19		25	25,781
6.88%, 11/15/28		189	177,424
8.75%, 3/15/32		12	12,240
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		247	272,626
7.00%, 8/15/20		25	25,125
Sprint Corp.:
7.25%, 9/15/21		48	48,180
7.88%, 9/15/23		147	147,919
7.13%, 6/15/24		90	87,750
T-Mobile USA, Inc.:
6.63%, 11/15/20		10	10,275
6.63%, 4/28/21		17	17,893
6.13%, 1/15/22		10	10,625
6.73%, 4/28/22		25	26,250
6.00%, 3/01/23		33	35,254

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
6.84%, 4/28/23	USD	10	$10,775
6.50%, 1/15/24		55	59,500
6.50%, 1/15/26		58	64,163

			1,031,780
Total Corporate Bonds — 81.9%			28,131,294

Floating Rate Loan Interests (h)		Par (000)	Value
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		32	25,811
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		33	26,540
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		6	4,561
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		46	36,632

			93,544
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		30	29,320
Northwest Airlines, Inc.:
Loan B757-200, 2.46%, 9/10/18		6	6,191
Loan B757-200, 2.46%, 9/10/18		6	5,865
Loan B757-300, 2.46%, 3/10/17		6	5,850
Loan B757-300, 3.08%, 3/10/17		3	2,540
Loan B757-300, 3.08%, 3/10/17		2	2,426

			52,192
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		166	163,298
Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		3	2,960
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-3 Term Loan, 5.50%, 6/07/20		21	20,868

			187,126
Commercial Services & Supplies — 0.1%
Laureate Education, Inc., Series 2021 Extended Term Loan, 8.16%, 3/17/21		32	32,239
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		44	43,753
Containers & Packaging — 0.1%
BWay Intermediate Co., Inc., Initial Term Loan, 5.50% - 7.00%, 8/14/20		19	18,860
Diversified Financial Services — 0.1%
Camelot Finance LP (Camelot Cayman LP) (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 3.75%, 9/15/23		37	37,028

Floating Rate Loan Interests (h)		Par (000)	Value
Diversified Telecommunication Services — 1.0%
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	123	$116,786
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20 (a)(d)		54	35,040
New LightSquared LLC, Loan, 9.75%, 6/15/20 (a)(d)		229	207,523

			359,349
Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		41	41,287
Texas Competitive Electric Holdings Co. LLC (TXU):
Term C Loan, 5.00%, 10/31/17		14	13,875
Term Loan, 5.00%, 10/31/17		65	65,883

			121,045
Electrical Equipment — 0.3%
Cortes NP Acquisition Corp., 9/29/23		90	87,750
Energy Equipment & Services — 0.2%
Weatherford International Ltd., Term Loan, 1.96%, 7/13/20		65	61,278
Food Products — 0.1%
Chobani LLC, Term B Loan (First Lien), 5.25%, 9/29/23		39	38,805
Health Care Equipment & Supplies — 0.2%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		29	28,830
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		21	21,058
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		30	28,974

			78,862
Health Care Providers & Services — 0.2%
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		39	39,700
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		13	13,290

			52,990
Hotels, Restaurants & Leisure — 1.1%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		78	77,794
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		5	5,421
Caesars Entertainment Resort Properties, LLC, Term B Loan, 6.00% - 7.00%, 10/11/20		266	264,684
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		16	15,983

			363,882
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2016 Term Loan, 5.25%, 8/12/22		32	31,984
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		12	11,934

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (h)		Par (000)	Value
Insurance (continued)
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23	USD	28	$28,133

			72,051
IT Services — 0.1%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.88%, 8/12/20		11	11,101
Term B2 Loan, 5.75% - 7.25%, 8/14/23		21	20,893
WEX, Inc., Term Loan B, 4.25%, 6/30/23		18	18,149

			50,143
Leisure Products — 0.1%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		20	20,117
Life Sciences Tools & Services — 0.4%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		36	35,446
InVentiv Health, Inc. (FKA Ventiv Health, Inc.), Term Loan B, 3.75%, 9/29/23		40	40,083
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		75	75,310

			150,839
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		54	50,089
Gates Global LLC, Initial Dollar Term Loan, 3.25% - 4.25%, 7/06/21		38	36,926

			87,015
Media — 0.4%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		34	33,850
Term Loan (Second Lien), 6.50% - 7.50%, 7/25/22		15	14,491
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 0.00%, 6/30/16 (a)(d)		20	—
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.27%, 1/30/19		75	57,413
Telenet Financing USD LLC, Term Loan AD Facility, 4.36%, 6/30/24		24	24,180

			129,934
Metals & Mining — 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/30/19		49	49,126
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22		26	25,821

			74,947
Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Term Loan, 3.00%, 9/24/19		27	25,684
Chesapeake Energy Corp., Class A Loan, 7.50% - 8.50%, 8/23/21		149	156,290

Floating Rate Loan Interests (h)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18	USD	23	$23,566
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		11	10,281

			215,821
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 4.28%, 10/20/18		6	6,424
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		12	12,398
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19		5	5,002
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20		40	39,674
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22		19	18,644

			82,142
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.52%, 2/01/23		26	26,266
Software — 0.6%
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		68	65,137
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		18	17,278
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		74	75,651
RP Crown Parent LLC, Term Loan B, 3.50%, 9/22/23		21	21,005
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		23	22,659

			201,730
Specialty Retail — 0.0%
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		15	11,812
Total Floating Rate Loan Interests — 8.0%			2,751,520

Foreign Agency Obligations
Chemicals — 0.1%
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		18	18,405

Investment Companies		Shares
Financial Select Sector SPDR Fund		8,096	156,253
iShares iBoxx $ High Yield Corporate Bond ETF (i)		1,975	172,339
SPDR Barclays High Yield Bond ETF		4,076	149,671
SPDR S&P Oil & Gas Exploration & Production ETF		442	16,999
Total Investment Companies — 1.5%			495,262

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (c)(h)	USD	113		$113,174

Other Interests (j)		Beneficial Interest (000)		Value
Auto Components — 0.0%
Lear Corp., Escrow (a)(d)		150		—
Lear Corp., Escrow (a)(d)		100		—

				—
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		110		8,305
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		30		2,265
				10,570
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)		—	(k)	62,500
Total Other Interests — 0.2%				73,070

Preferred Securities
Capital Trusts		Par (000)		Value
Banks — 1.1%
Bank of America Corp.:
Series X, 6.25% (h)(l)		66		68,729
Series Z, 6.50% (h)(l)		48		51,990
Citigroup, Inc.:
5.95% (h)(l)		56		58,012
Series N, 5.80% (h)(l)		40		40,344
Series P, 5.95% (h)(l)		25		25,503
Series R, 6.13% (h)(l)		23		23,920
JPMorgan Chase & Co.:
Series 1, 7.90% (h)(l)		40		41,100
Series V, 5.00% (h)(l)		35		34,510
Wells Fargo & Co., Series U, 5.88% (h)(l)		34		36,890

				380,998

Capital Trusts		Par (000)	Value
Capital Markets — 0.3%
Goldman Sachs Group, Inc.:
Series L, 5.70% (h)(l)	USD	35	$35,481
Series O, 5.30% (h)(l)		15	15,375
Morgan Stanley, Series H, 5.45% (h)(l)		27	27,090

			77,946
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (c)(h)		5	4,150
Total Capital Trusts — 1.4%			463,094
Trust Preferreds		Shares	Value
Consumer Finance — 0.6%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (h)	USD	8,676	220,457
Total Preferred Securities — 2.0%			683,551
Total Long-Term Investments (Cost — $33,398,303) — 98.5%			33,824,105

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (i)(m)		955,045	955,045
Total Short-Term Securities (Cost — $955,045) — 2.8%			955,045

Options Purchased
(Cost — $2,531) — 0.0%			625
Total Investments (Cost — $34,355,879*) — 101.3%			34,779,775
Liabilities in Excess of Other Assets — (1.3)%			(439,288)

Net Assets — 100.0%			$34,340,487

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,431,147

Gross unrealized appreciation	$1,221,160
Gross unrealized depreciation	(872,532)

Net unrealized appreciation	$348,628

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $195 and an original cost of $195 which was 0.0% of its net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Convertible security.

(f)	Zero-coupon bond.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Variable rate security. Rate as of period end.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

(i)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value Held at September 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,971,388	—		(1,971,388)[1]	—	—	$1,813	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	955,045	[2]	—	955,045	$ 955,045	84
iShares iBoxx $ High Yield Corporate Bond ETF	—	7,549		(5,574)	1,975	172,339	4,307	$14,914
Total						$1,127,384	$6,204	$14,914

[1] Represents net shares sold.
[2] Represents net shares purchased.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Amount is less than $500.

(l)	Perpetual security with no stated maturity date.

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(2)	Russell 2000 Mini Index	December 2016	USD 249,660	$ (7,665)
(9)	S&P 500 E-Mini Index	December 2016	USD 972,180	(16,265)
Total				$(23,930)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	490,000	USD	549,564	Goldman Sachs International	10/05/16	$1,012
EUR	6,000	USD	6,744	Royal Bank of Scotland PLC	10/05/16	(2)
USD	368,192	CAD	483,000	Westpac Banking Corp.	10/05/16	23
USD	367,989	CAD	483,000	JPMorgan Chase Bank N.A.	11/03/16	1,467
Total						$2,500

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Bonds (30 Year) Futures	Put	10/21/16	USD	164.00	2	$625

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	660	$2,739
[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,078,946	$478,688	$195	$1,557,829
Corporate Bonds	—	27,908,878	222,416	28,131,294
Floating Rate Loan Interests	—	2,504,072	247,448	2,751,520
Foreign Agency Obligations	—	18,405	—	18,405
Investment Companies	495,262	—	—	495,262
Non-Agency Mortgage-Backed Securities	—	113,174	—	113,174
Other Interests	—	10,570	62,500	73,070
Preferred Securities	220,457	463,094	—	683,551
Short-Term Securities	955,045	—	—	955,045
Options Purchased:
Interest rate contracts	625	—	—	625

Total	$2,750,335	$31,496,881	$ 532,559	$34,779,775

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,739	—	$2,739
Foreign Currency Exchange Contracts	—	2,502	—	2,502
Liabilities:
Equity contracts	$(23,930)	—	—	(23,930)
Foreign Currency Exchange Contracts	—	(2)	—	(2)

Total	$(23,930)	$5,239	—	$(18,691)

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash Pledged:
Futures contracts	$52,800	—	—	$52,800
Centrally cleared swaps	39,190	—	—	39,190
Foreign currency at value	1,413	—	—	1,413
Liabilities:
Bank overdraft	—	$(9,713)	—	(9,713)

Total	$93,403	(9,713)	—	$83,690

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2015	$195	$220,758	$72,220	$71,588	$364,761
Transfers into Level 3	—	—	174,433	—	174,433
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	148	217	—	365
Net realized gain (loss)	—	(11)	624	—	613
Net change in unrealized appreciation (depreciation)[1]	—	(10,932)	12,905	(9,088)	(7,115)
Purchases	—	34,022	61,195	—	95,217
Sales	—	(21,569)	(74,146)	—	(95,715)

Closing Balance, as of September 30, 2016	$195	$222,416	$247,448	$62,500	$532,559

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	—	$(10,932)	$11,971	$(9,088)	$(8,049)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
L-3 Communications Holdings, Inc.	6,519	$982,609
Raytheon Co.	19,030	2,590,554

		3,573,163
Airlines — 2.2%
Delta Air Lines, Inc.	31,800	1,251,648
Southwest Airlines Co.	51,867	2,017,108
United Continental Holdings, Inc. (a)	6,770	355,222

		3,623,978
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	41,500	1,340,450
Lear Corp.	24,523	2,972,678

		4,313,128
Banks — 11.3%
Bank of America Corp.	307,639	4,814,550
Citigroup, Inc.	39,485	1,864,877
JPMorgan Chase & Co.	87,165	5,804,317
SunTrust Banks, Inc.	47,403	2,076,251
U.S. Bancorp	87,465	3,751,374

		18,311,369
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	24,200	2,209,702
Biotechnology — 4.2%
Amgen, Inc.	8,480	1,414,549
Biogen, Inc. (a)	7,340	2,297,640
Gilead Sciences, Inc.	39,205	3,101,900

		6,814,089
Building Products — 0.7%
Owens Corning	20,700	1,105,173
Capital Markets — 1.5%
Goldman Sachs Group, Inc.	14,494	2,337,447
Chemicals — 0.7%
Dow Chemical Co.	11,523	597,237
Eastman Chemical Co.	8,670	586,786

		1,184,023
Communications Equipment — 2.8%
Cisco Systems, Inc.	140,450	4,455,074
Construction & Engineering — 0.6%
AECOM (a)	18,609	553,246
EMCOR Group, Inc.	7,800	465,036

		1,018,282
Consumer Finance — 1.0%
SLM Corp. (a)	211,773	1,581,944
Containers & Packaging — 1.7%
Avery Dennison Corp.	11,100	863,469
Packaging Corp. of America	23,041	1,872,312

		2,735,781
Diversified Telecommunication Services — 0.2%
AT&T Inc.	9,500	385,795
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	27,860	1,274,038

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. (a)	67,100	$913,902

		2,187,940
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	6,230	489,927
Food & Staples Retailing — 4.0%
CVS Health Corp.	35,274	3,139,033
Walgreens Boots Alliance, Inc.	41,100	3,313,482

		6,452,515
Food Products — 0.9%
Tyson Foods, Inc., Class A	19,210	1,434,411
Health Care Providers & Services — 7.3%
Aetna, Inc.	32,004	3,694,862
Centene Corp. (a)	31,600	2,115,936
Cigna Corp.	7,090	923,969
Humana, Inc.	8,500	1,503,565
Laboratory Corp. of America Holdings (a)	12,570	1,728,124
UnitedHealth Group, Inc.	13,226	1,851,640

		11,818,096
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	69,508	3,393,381
Wyndham Worldwide Corp.	13,170	886,736

		4,280,117
Household Durables — 1.5%
DR Horton, Inc.	43,472	1,312,854
Lennar Corp., Class A	14,770	625,362
NVR, Inc. (a)	298	488,681

		2,426,897
Insurance — 1.2%
American International Group, Inc.	24,119	1,431,221
Travelers Cos., Inc.	4,760	545,258

		1,976,479
Internet Software & Services — 4.8%
Alphabet, Inc., Class A (a)	4,138	3,327,200
Alphabet, Inc., Class C (a)	4,411	3,428,626
Facebook, Inc., Class A (a)	4,698	602,612
GoDaddy, Inc., Class A (a)	10,100	348,753

		7,707,191
IT Services — 1.6%
Amdocs Ltd.	22,296	1,289,824
Cognizant Technology Solutions Corp., Class A (a)	26,800	1,278,628

		2,568,452
Machinery — 0.5%
WABCO Holdings, Inc. (a)	6,384	724,775
Media — 3.9%
Comcast Corp., Class A	73,200	4,856,088
Omnicom Group, Inc.	16,990	1,444,150

		6,300,238
Metals & Mining — 0.7%
Rio Tinto PLC — ADR (b)	35,652	1,190,777

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio

Common Stocks	Shares	Value
Multiline Retail — 0.2%
Dollar General Corp.	5,615	$392,994
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	21,991	920,763
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	9,290	588,614
BP PLC — ADR (b)	66,940	2,353,610
Chevron Corp.	17,600	1,811,392
Hess Corp.	13,488	723,227
Marathon Oil Corp.	35,269	557,603
Statoil ASA — ADR (b)	35,850	602,280
Suncor Energy, Inc.	58,250	1,618,185
TOTAL SA — ADR (b)	8,470	404,019
Valero Energy Corp.	8,700	461,100

		9,120,030
Pharmaceuticals — 4.5%
Allergan PLC (a)	4,728	1,088,906
Johnson & Johnson	6,150	726,499
Mallinckrodt PLC (a)(b)	17,565	1,225,686
Pfizer, Inc.	72,616	2,459,504
Teva Pharmaceutical Industries Ltd. — ADR (b)	37,835	1,740,788

		7,241,383
Road & Rail — 0.6%
Norfolk Southern Corp.	10,593	1,028,157
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	22,790	860,323
Lam Research Corp. (b)	34,081	3,227,811
NVIDIA Corp. (b)	11,150	763,998

		4,852,132
Software — 6.0%
Activision Blizzard, Inc.	82,570	3,657,851
Dell Technologies, Inc., Class V (a)	9,047	432,447
Microsoft Corp.	98,140	5,652,864

		9,743,162

Common Stocks	Shares	Value
Specialty Retail — 4.7%
GNC Holdings, Inc., Class A	1,154	$23,565
Home Depot, Inc.	28,300	3,641,644
Lowe’s Cos., Inc.	49,940	3,606,167
Ross Stores, Inc.	5,628	361,880

		7,633,256
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	71,200	8,049,160
Tobacco — 2.3%
Altria Group, Inc.	59,483	3,761,110

Total Long-Term Investments (Cost — $127,678,030) — 96.6%		155,948,910

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	5,688,573	5,688,573
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$ 8,595	8,595,331
Total Short-Term Securities (Cost — $14,283,904) — 8.9%		14,283,904
Total Investments (Cost — $141,961,934*) — 105.5%		170,232,814
Liabilities in Excess of Other Assets — (5.5)%		(8,855,884)

Net Assets — 100.0%		$161,376,930

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,477,413

Gross unrealized appreciation	$30,897,574
Gross unrealized depreciation	(3,142,173)

Net unrealized appreciation	$27,755,401

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	914,407	(914,407)	—	—	$6,139
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,688,573	5,688,573	$5,688,573	1,430
BlackRock Liquidity Series, LLC, Money Market Series	$6,716,532	$1,878,799	$8,595,331	8,595,331	17,132	[1]
Total				$14,283,904	$24,701

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$155,948,910	—	—	$155,948,910
Short-Term Securities	5,688,573	$8,595,331	—	14,283,904

Total	$161,637,483	$8,595,331	—	$170,232,814

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $8,595,331 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1A, Class BR, 3.18%, 9/20/23 (a)(b)	USD	250	$249,999
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 1.24%, 12/25/33 (b)		23	19,229
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 0.00%, 8/15/30		23	17,640
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class A3LR, 3.26%, 8/15/24 (a)(b)		250	250,000
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		91	90,733
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		98	100,499
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (b)		20	18,831
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)		98	97,486
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/28/31 (a)(c)		100	100,000
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		19	9,444
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		18	9,046
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		31	16,627
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.66%, 11/25/36-3/25/37 (b)		113	93,749
Series 2007-HE3, Class 1A4, 0.87%, 4/25/37 (b)		92	57,203
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.32%, 1/25/36 (b)		29	27,956
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.64%, 10/25/36 (b)		91	54,764
Series 2006-NC4, Class A3, 0.68%, 10/25/36 (b)		100	72,809

Asset-Backed Securities		Par (000)	Value
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)	USD	20	$20,075
CIFC Funding Ltd.:
Series 2014-2A, Class A1L, 2.31%, 5/24/26 (a)(b)		250	249,993
Series 2014-5A, Class A1, 2.26%, 1/17/27 (a)(b)		250	250,149
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.77%, 8/25/36 (b)		30	23,202
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		12	12,966
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.14%, 9/25/33 (b)		27	25,607
Series 2004-5, Class A, 1.42%, 10/25/34 (b)		32	31,333
Series 2006-8, Class 2A3, 0.68%, 1/25/46 (b)		25	23,207
Series 2006-S10, Class A3, 0.84%, 10/25/36 (b)		35	30,173
Series 2006-S3, Class A4, 6.41%, 1/25/29 (c)		22	21,474
Series 2006-SPS1, Class A, 0.74%, 12/25/25 (b)		2	2,260
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		18	17,552
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,486
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		26	25,563
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.81%, 12/15/33 (a)(b)		35	29,217
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.69%, 5/15/35 (b)		13	11,194
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		109	107,376
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.68%, 4/25/36 (b)		11	9,330
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,329

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	NZD	New Zealand Dollar
ADR	American Depositary Receipt	EUR	Euro	OTC	Over-the-counter
AMBAC	American Municipal Bond Assurance Corporation	GBP	British Pound	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TBA	To-be-announced
CLO	Collateralized Loan Obligation	KRW	South Korean Won	TRY	Turkish Lira
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TWD	Taiwan New Dollar
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	USD	U.S. Dollar
CNY	Chinese Yuan	MXN	Mexican Peso	ZAR	South African Rand
COOIS	Colombia Overnight Interbank Reference Rate	MYR	Malaysian Ringgit
COP	Columbian Peso	NOK	Norwegian Krone

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.64%, 9/25/36 (b)	USD	24	$11,392
Series 2007-H1, Class A1B, 0.72%, 1/25/47 (b)		17	11,662
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		15	6,723
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.87%, 4/15/36 (b)		21	18,889
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		62	34,803
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		40	42,502
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		93	92,450
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.74%, 2/25/36-11/25/36 (b)		63	48,050
Series 2006-2, Class 2A3, 0.71%, 3/25/46 (b)		47	22,386
Series 2006-4, Class 2A4, 0.78%, 5/25/36 (b)		22	10,827
Series 2006-9, Class 2A3, 0.68%, 10/25/36 (b)		29	12,988
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.12%, 12/25/34 (b)		35	31,743
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.88%, 1/20/24 (a)(b)		250	247,700
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.26%, 10/17/44 (a)(b)		100	94,567
Series 2015-AA, Class A2B, 1.72%, 12/15/28 (a)(b)		100	100,850
Series 2015-AA, Class A3, 2.21%, 11/15/30 (a)(b)		100	102,617
Series 2016-AA, Class A2B, 2.66%, 12/15/45 (a)(b)		100	104,454
OCP CLO Ltd., Series 2016-12A, Class A1, 2.43%, 10/18/28 (a)(b)		180	179,820
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.09%, 8/23/24 (a)(b)		200	199,477
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		75	74,910
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.16%, 7/25/33 (b)		48	44,773
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.85%, 7/22/25 (a)(b)		250	248,175
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.24%, 10/30/23 (a)(b)		250	250,000
Progress Residential Trust, Series 2016-SFR1, Class E, 4.38%, 9/17/33 (a)(b)		100	100,675
PRPM 2015-1 LLC, Series 2016-1A, Class A1, 4.00%, 9/25/18 (a)(c)		100	100,000
RASC Trust, Series 2003-KS5, Class AIIB, 1.10%, 7/25/33 (b)		17	15,669
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.99%, 11/25/45 (a)(b)		26	25,515
Scholar Funding Trust:
Series 2011-A, Class A, 1.64%, 10/28/43 (a)(b)		55	53,100
Series 2013-A, Class A, 1.17%, 1/30/45 (a)(b)		154	145,762
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.27%, 5/15/26 (a)(b)		248	247,031

Asset-Backed Securities		Par (000)	Value
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 1.05%, 6/15/21 (b)	USD	17	$16,749
Series 2004-B, Class A3, 1.18%, 3/15/24 (b)		25	23,600
SLM Private Education Loan Trust, Series 2013-C, Class A2B, 1.92%, 10/15/31 (a)(b)		100	101,450
SMB Private Education Loan Trust:
Series 2015-A, Class A3, 2.01%, 2/17/32 (a)(b)		100	100,513
Series 2015-B, Class A3, 2.26%, 5/17/32 (a)(b)		100	102,004
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.32%, 1/25/35 (b)		8	7,376
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)		100	100,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.82%, 1/25/35 (b)		44	40,841
SWAY Residential Trust, Series 2014-1, Class A, 1.83%, 1/17/32 (a)(b)		99	99,203
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.88%, 10/17/26 (a)(b)		250	250,001
TICP CLO III Ltd., Series 2014-3A, Class A, 2.24%, 1/20/27 (a)(b)		250	249,891
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.78%, 5/17/32 (a)(b)		100	99,358
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.52%, 6/15/21 (a)(b)		200	196,244
U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 3.47%, 7/27/36- 8/27/36 (a)(c)		217	217,367
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36- 8/27/36 (a)(c)		193	192,881
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.28%, 1/15/27 (a)(b)		250	250,058
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		120	121,042
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(c)		130	130,245
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (a)(c)		100	99,993
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.66%, 7/25/37 (a)(b)		33	28,779
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 0.68%, 10/25/36 (b)		17	12,544
Total Asset-Backed Securities — 12.2%			7,413,150

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		12	12,283
3.85%, 12/15/25 (a)		8	8,507
4.75%, 10/07/44 (a)		3	3,317
Boeing Co.:
2.20%, 10/30/22		4	4,066
2.60%, 10/30/25		6	6,189
Lockheed Martin Corp.:
3.10%, 1/15/23		5	5,273

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
3.55%, 1/15/26	USD	14	$15,128
3.60%, 3/01/35		9	9,225
4.50%, 5/15/36		5	5,690
4.07%, 12/15/42		16	17,140
4.70%, 5/15/46		6	7,129
Northrop Grumman Corp., 3.85%, 4/15/45		12	12,451
United Technologies Corp.:
1.78%, 5/04/18 (c)		58	58,316
4.15%, 5/15/45		19	21,031

			185,745
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		22	25,241
3.90%, 2/01/35		3	3,087
4.10%, 2/01/45		20	20,740
4.75%, 11/15/45		16	18,276
4.55%, 4/01/46		13	14,440

			81,784
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		34	34,340
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		55	56,745
Southwest Airlines Co.:
2.75%, 11/06/19		11	11,348
2.65%, 11/05/20		25	25,656
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		20	19,098
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		6	6,488

			153,675
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		23	23,527
Delphi Automotive PLC:
4.25%, 1/15/26		30	32,681
4.40%, 10/01/46		13	13,271

			69,479
Banks — 3.6%
Bank of America Corp.:
2.25%, 4/21/20		107	107,737
3.30%, 1/11/23		76	78,673
3.88%, 8/01/25		61	65,167
4.88%, 4/01/44		5	5,795
BB&T Corp., 2.45%, 1/15/20		40	40,933
Citigroup, Inc.:
1.80%, 2/05/18		58	58,146
2.50%, 9/26/18		106	107,682
2.50%, 7/29/19		78	79,587
3.50%, 5/15/23		39	40,066
3.88%, 3/26/25		40	41,280
4.13%, 7/25/28		66	67,097
HSBC Holdings PLC, 2.65%, 1/05/22		200	199,319
JPMorgan Chase & Co.:
1.35%, 2/15/17		152	152,073
2.20%, 10/22/19		35	35,549
2.75%, 6/23/20		7	7,203
3.88%, 9/10/24		29	30,530
3.90%, 7/15/25		64	69,012
3.20%, 6/15/26		40	41,052
4.25%, 10/01/27		30	32,188

Corporate Bonds		Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23	USD	200	$196,799
Santander UK Group Holdings PLC, 2.88%, 8/05/21		260	259,894
U.S. Bancorp:
2.95%, 7/15/22		50	52,090
3.10%, 4/27/26		32	33,056
2.38%, 7/22/26		70	69,134
Wells Fargo & Co.:
2.60%, 7/22/20		34	34,690
2.55%, 12/07/20		27	27,530
2.10%, 7/26/21		120	119,589
3.55%, 9/29/25		35	36,966
3.00%, 4/22/26		52	52,489
4.90%, 11/17/45		16	17,616

			2,158,942
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		48	49,531
3.30%, 2/01/23		50	52,775
3.65%, 2/01/26		149	160,026
4.70%, 2/01/36		20	22,995
4.90%, 2/01/46		21	24,985
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		12	12,011
Molson Coors Brewing Co.:
3.00%, 7/15/26		23	23,159
5.00%, 5/01/42		10	11,582
4.20%, 7/15/46		16	16,671
PepsiCo, Inc., 4.45%, 4/14/46		27	31,969

			405,704
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 5/14/20		56	57,091
2.90%, 11/06/22		35	35,889
4.50%, 5/14/35		9	9,591
Amgen, Inc.:
2.13%, 5/01/20		40	40,608
4.40%, 5/01/45		62	65,126
4.66%, 6/15/51 (a)		26	27,789
Biogen, Inc.:
2.90%, 9/15/20		15	15,578
3.63%, 9/15/22		26	27,848
4.05%, 9/15/25		22	23,952
5.20%, 9/15/45		3	3,529
Celgene Corp.:
2.25%, 5/15/19		25	25,425
3.25%, 8/15/22		25	26,239
Gilead Sciences, Inc.:
2.35%, 2/01/20		10	10,263
2.50%, 9/01/23		23	23,244
3.65%, 3/01/26		8	8,611
4.60%, 9/01/35		9	9,895
4.80%, 4/01/44		39	43,525
4.50%, 2/01/45		13	13,882
4.75%, 3/01/46		20	22,351

			490,436
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		13	13,910

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets — 2.0%
Bank of New York Mellon Corp.:
2.10%, 1/15/19	USD	71	$72,187
2.05%, 5/03/21		218	219,477
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		63	64,287
2.00%, 4/25/19		16	16,107
2.60%, 4/23/20		46	46,752
2.75%, 9/15/20		20	20,487
2.63%, 4/25/21		34	34,525
2.35%, 11/15/21		94	93,782
3.50%, 1/23/25		25	25,855
3.75%, 5/22/25		79	82,955
4.80%, 7/08/44		7	7,873
Jefferies Group LLC, 6.50%, 1/20/43		10	10,437
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (b)		150	—
Morgan Stanley:
2.80%, 6/16/20		76	77,966
3.75%, 2/25/23		58	61,601
3.70%, 10/23/24		56	59,089
4.00%, 7/23/25		39	41,939
State Street Corp., 2.65%, 5/19/26		57	57,648
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)		200	199,628

			1,192,595
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		14	13,763
CF Industries, Inc.:
3.45%, 6/01/23		20	20,150
5.38%, 3/15/44		17	16,785
Dow Chemical Co.:
4.38%, 11/15/42		9	9,162
4.63%, 10/01/44		11	11,655
Eastman Chemical Co., 4.80%, 9/01/42		15	15,377
Ecolab, Inc., 2.25%, 1/12/20		19	19,356
Monsanto Co., 3.60%, 7/15/42		14	12,585
Sherwin-Williams Co., 4.00%, 12/15/42		10	9,829

			128,662
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		55	55,687
Republic Services, Inc., 3.20%, 3/15/25		36	37,679
Waste Management, Inc.:
3.13%, 3/01/25		13	13,639
3.90%, 3/01/35		16	17,060

			124,065
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		14	14,262
4.85%, 4/27/35		20	21,969
5.05%, 4/27/45		15	17,179
Juniper Networks, Inc., 3.30%, 6/15/20		21	21,775

			75,185
Consumer Finance — 2.0%
American Express Credit Corp.:
1.13%, 6/05/17		145	144,928
2.25%, 8/15/19		28	28,572
Capital One Financial Corp., 3.75%, 7/28/26		104	104,369
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		235	235,221
2.02%, 5/03/19		200	200,390

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.:
2.63%, 7/10/17	USD	100	$100,793
4.75%, 8/15/17		90	92,434
3.10%, 1/15/19		13	13,251
3.70%, 11/24/20		23	23,935
3.20%, 7/06/21		86	87,056
3.45%, 4/10/22		24	24,343
4.00%, 1/15/25		39	39,368
Synchrony Financial:
2.60%, 1/15/19		36	36,424
2.70%, 2/03/20		19	19,238
4.50%, 7/23/25		35	36,986
Toyota Motor Credit Corp., 2.75%, 5/17/21		57	59,510

			1,246,818
Containers & Packaging — 0.0%
International Paper Co.:
3.65%, 6/15/24		17	17,881
4.80%, 6/15/44		13	13,722

			31,603
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.89%, 7/01/99		17	16,927
University of Southern California, 3.03%, 10/01/39		33	32,690

			49,617
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		76	79,881
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		30	35,457
BP Capital Markets PLC, 2.24%, 5/10/19		86	87,373
General Electric Co.:
3.15%, 9/07/22		20	21,262
3.10%, 1/09/23		16	16,998
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		18	18,720
3.75%, 12/01/25		12	12,989
Moody’s Corp., 4.50%, 9/01/22		24	26,723
Shell International Finance BV:
2.13%, 5/11/20		52	52,785
4.13%, 5/11/35		45	48,267
3.63%, 8/21/42		16	15,470
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		4	4,033

			419,958
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
2.38%, 11/27/18		21	21,395
2.30%, 3/11/19		30	30,504
2.45%, 6/30/20		68	69,256
4.60%, 2/15/21		70	76,793
3.88%, 8/15/21		32	34,542
3.00%, 6/30/22		63	64,771
3.40%, 5/15/25		32	32,877
6.38%, 3/01/41		13	16,289
4.30%, 12/15/42		21	20,713
4.75%, 5/15/46		17	17,790
Verizon Communications, Inc.:
2.63%, 2/21/20		58	59,648
3.45%, 3/15/21		66	70,322
2.63%, 8/15/26		36	35,333
5.05%, 3/15/34		17	19,108
4.40%, 11/01/34		34	35,977

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
3.85%, 11/01/42	USD	54	$51,398
4.13%, 8/15/46		17	17,005
4.86%, 8/21/46		93	104,166

			777,887
Electric Utilities — 1.5%
Alabama Power Co., 2.80%, 4/01/25		8	8,296
Baltimore Gas & Electric Co., 3.50%, 8/15/46		13	12,998
Commonwealth Edison Co., 4.70%, 1/15/44		11	13,116
Duke Energy Carolinas LLC:
4.25%, 12/15/41		19	21,108
3.75%, 6/01/45		19	19,819
Duke Energy Corp.:
3.05%, 8/15/22		2	2,091
3.75%, 4/15/24		27	29,157
2.65%, 9/01/26		17	16,682
4.80%, 12/15/45		14	15,894
3.75%, 9/01/46		12	11,637
Duke Energy Florida LLC, 3.85%, 11/15/42		9	9,391
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		32	32,350
2.70%, 6/15/21 (a)		49	50,144
3.55%, 6/15/26 (a)		38	39,383
Entergy Arkansas, Inc., 3.70%, 6/01/24 (a)		36	39,140
Entergy Corp., 2.95%, 9/01/26		57	57,093
Exelon Corp.:
2.85%, 6/15/20		51	52,881
2.45%, 4/15/21		9	9,180
Florida Power & Light Co., 3.80%, 12/15/42		14	15,121
Northern States Power Co., 3.60%, 5/15/46		41	42,912
PacifiCorp:
3.60%, 4/01/24		32	34,856
3.35%, 7/01/25		70	75,362
Progress Energy, Inc., 4.88%, 12/01/19		5	5,477
Public Service Co. of Colorado, 2.50%, 3/15/23		33	33,628
Puget Sound Energy, Inc., 4.30%, 5/20/45		31	35,676
Southern California Edison Co., 1.25%, 11/01/17		19	19,041
Southern Co., 3.25%, 7/01/26		119	123,254
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		57	60,772

			886,459
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		25	25,862
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		40	41,354
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		48	50,051
Transocean, Inc., 6.80%, 3/15/38		10	6,550

			97,955
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.:
3.30%, 2/15/21		23	24,044
3.45%, 9/15/21		22	23,154
2.25%, 1/15/22		175	174,643
3.50%, 1/31/23		8	8,345
5.00%, 2/15/24		8	9,061
4.40%, 2/15/26		5	5,476
3.38%, 10/15/26		36	36,490
AvalonBay Communities, Inc., 3.50%, 11/15/25		4	4,180

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 2/15/21	USD	11	$11,512
2.25%, 9/01/21		39	38,968
3.70%, 6/15/26		9	9,391
ERP Operating LP, 3.38%, 6/01/25		19	19,832
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		16	16,084
Prologis LP, 3.75%, 11/01/25		7	7,531
Simon Property Group LP:
2.50%, 7/15/21		13	13,345
3.38%, 10/01/24		28	29,736
4.25%, 10/01/44		20	21,795

			453,587
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23		28	30,840
5.30%, 12/05/43		10	12,400
Sysco Corp., 4.50%, 4/01/46		12	13,085
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		69	76,062
4.65%, 6/01/46		2	2,168
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		17	17,651
4.00%, 4/11/43		10	11,153

			163,359
Food Products — 0.1%
Arcor SAIC, 6.00%, 7/06/23 (a)		1	1,065
Kraft Heinz Foods Co.:
3.00%, 6/01/26		32	32,255
6.88%, 1/26/39		11	15,268

			48,588
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 2.55%, 3/15/22		33	33,908
Becton Dickinson and Co.:
1.45%, 5/15/17		30	30,050
1.80%, 12/15/17		11	11,050
2.68%, 12/15/19		38	39,243
3.13%, 11/08/21		17	17,867
4.69%, 12/15/44		8	9,124
Boston Scientific Corp.:
2.65%, 10/01/18		28	28,641
2.85%, 5/15/20		37	38,133
3.85%, 5/15/25		25	26,602
Medtronic, Inc.:
2.50%, 3/15/20		24	24,823
3.13%, 3/15/22		22	23,301
3.63%, 3/15/24		30	32,629
4.63%, 3/15/44		33	38,598
4.63%, 3/15/45		22	25,850
St. Jude Medical, Inc.:
2.80%, 9/15/20		26	26,801
3.88%, 9/15/25		9	9,592
Stryker Corp.:
3.38%, 11/01/25		12	12,586
3.50%, 3/15/26		20	21,187
4.63%, 3/15/46		16	17,946
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		11	11,337
4.25%, 8/15/35		22	22,326

			501,594

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 1.1%
Aetna, Inc.:
2.40%, 6/15/21	USD	59	$59,683
3.20%, 6/15/26		32	32,535
4.50%, 5/15/42		18	19,691
4.13%, 11/15/42		10	10,317
AmerisourceBergen Corp.:
1.15%, 5/15/17		42	41,973
3.25%, 3/01/25		10	10,570
4.25%, 3/01/45		10	10,830
Anthem, Inc.:
1.88%, 1/15/18		70	70,337
2.30%, 7/15/18		86	87,126
3.30%, 1/15/23		15	15,720
4.65%, 8/15/44		17	18,543
Baylor Scott & White Holdings, 4.19%, 11/15/45		15	16,456
Catholic Health Initiatives, 4.35%, 11/01/42		10	9,915
Cigna Corp., 3.25%, 4/15/25		44	45,366
Dignity Health, 5.27%, 11/01/64		10	11,919
Express Scripts Holding Co.:
1.25%, 6/02/17		25	25,007
3.90%, 2/15/22		16	17,264
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		20	20,378
New York & Presbyterian Hospital, 3.56%, 8/01/36		9	9,456
Northwell Healthcare, Inc., 3.98%, 11/01/46		21	21,237
Ochsner Clinic Foundation, 5.90%, 5/15/45		10	13,073
Providence St. Joseph Health Obligated Group, 3.74%, 10/01/47		10	10,257
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		10	12,172
UnitedHealth Group, Inc.:
2.70%, 7/15/20		15	15,586
2.88%, 12/15/21		34	35,829
3.35%, 7/15/22		15	16,107
4.63%, 7/15/35		7	8,129
3.95%, 10/15/42		28	29,750

			695,226
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20		10	10,377
3.70%, 1/30/26		10	10,758
4.70%, 12/09/35		8	9,060
4.60%, 5/26/45		2	2,244
4.88%, 12/09/45		9	10,445

			42,884
Household Durables — 0.3%
Newell Brands, Inc.:
2.88%, 12/01/19		51	52,359
4.20%, 4/01/26		99	107,822

			160,181
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		31	31,598
2.65%, 3/01/25		11	11,431
2.75%, 2/15/26		19	19,738

			62,767
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		103	106,475
General Electric Co., 4.50%, 3/11/44		45	51,805

			158,280

Corporate Bonds		Par (000)	Value
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23	USD	21	$22,583
Allstate Corp., 3.15%, 6/15/23		21	22,260
American International Group, Inc.:
3.38%, 8/15/20		37	39,043
3.75%, 7/10/25		25	26,221
3.90%, 4/01/26		167	176,676
3.88%, 1/15/35		22	21,572
4.50%, 7/16/44		19	19,354
4.38%, 1/15/55		16	15,121
Aon PLC, 4.75%, 5/15/45		33	35,773
Lincoln National Corp., 3.35%, 3/09/25		11	11,241
Loews Corp., 2.63%, 5/15/23		21	21,194
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		6	6,485
MetLife, Inc., 4.05%, 3/01/45		29	28,766
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		265	265,278
2.30%, 4/10/19 (a)		150	152,905
Prudential Financial, Inc., 4.60%, 5/15/44		41	43,787
Travelers Cos., Inc., 4.60%, 8/01/43		23	27,441
XLIT Ltd., 2.30%, 12/15/18		35	35,416

			971,116
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		38	39,428
IT Services — 0.8%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		4	4,243
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		65	66,227
3.60%, 10/15/20 (a)		28	29,378
International Business Machines Corp., 3.45%, 2/19/26		200	216,273
MasterCard, Inc., 3.38%, 4/01/24		31	33,420
Total System Services, Inc., 4.80%, 4/01/26		58	64,225
Visa, Inc.:
2.80%, 12/14/22		56	58,707
3.15%, 12/14/25		12	12,676
4.15%, 12/14/35		16	18,111

			503,260
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		24	25,150
3.65%, 12/15/25		9	9,507
2.95%, 9/19/26		50	49,621

			84,278
Machinery — 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20		25	25,476
4.65%, 11/01/44		5	5,455
John Deere Capital Corp., 3.35%, 6/12/24		34	36,478

			67,409
Media — 1.8%
21st Century Fox America, Inc.:
3.70%, 9/15/24		19	20,522
3.70%, 10/15/25		8	8,665
4.75%, 9/15/44		13	14,237
4.95%, 10/15/45		4	4,535
CBS Corp., 2.30%, 8/15/19		25	25,342
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		43	44,944

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
4.46%, 7/23/22 (a)	USD	63	$67,981
4.91%, 7/23/25 (a)		54	59,565
6.38%, 10/23/35 (a)		16	18,844
6.48%, 10/23/45 (a)		40	48,373
Comcast Corp.:
2.75%, 3/01/23		55	56,990
3.38%, 8/15/25		27	29,015
3.15%, 3/01/26		84	88,710
4.25%, 1/15/33		10	11,107
4.40%, 8/15/35		38	43,041
4.60%, 8/15/45		17	19,634
3.40%, 7/15/46		28	27,219
Cox Communications, Inc., 3.35%, 9/15/26 (a)		20	20,161
Discovery Communications LLC:
3.45%, 3/15/25		18	17,793
4.90%, 3/11/26		59	64,102
4.88%, 4/01/43		60	57,100
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		22	23,509
3.75%, 2/15/23		16	16,714
NBCUniversal Media LLC, 4.45%, 1/15/43		25	28,113
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		19	19,507
Time Warner Cable LLC:
5.00%, 2/01/20		30	32,520
4.13%, 2/15/21		31	32,905
4.00%, 9/01/21		8	8,491
5.50%, 9/01/41		12	12,809
4.50%, 9/15/42		3	2,863
Time Warner, Inc.:
2.10%, 6/01/19		41	41,615
3.60%, 7/15/25		19	20,210
4.65%, 6/01/44		20	21,657
Viacom, Inc.:
2.75%, 12/15/19		14	14,221
4.50%, 3/01/21		24	26,106
2.25%, 2/04/22		38	37,822
3.45%, 10/04/26		14	13,992

			1,100,934
Metals & Mining — 0.2%
Barrick Gold Corp.:
4.10%, 5/01/23		30	32,353
5.25%, 4/01/42		40	43,864
Newmont Mining Corp., 4.88%, 3/15/42		10	10,537
Nucor Corp., 5.20%, 8/01/43		12	13,682
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		20	20,561

			120,997
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		16	15,025
Target Corp.:
3.50%, 7/01/24		11	12,027
4.00%, 7/01/42		14	15,249

			42,301
Multi-Utilities — 0.9%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		17	17,413
3.50%, 2/01/25		17	18,241
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		9	10,674
CMS Energy Corp., 3.88%, 3/01/24		48	52,376
Consumers Energy Co., 3.95%, 5/15/43		14	15,422
Dominion Resources, Inc., 2.50%, 12/01/19		40	40,966

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
DTE Electric Co., 3.95%, 6/15/42	USD	19	$20,739
DTE Energy Co.:
2.40%, 12/01/19		13	13,259
3.50%, 6/01/24		48	51,131
2.85%, 10/01/26		140	139,675
NiSource Finance Corp., 3.85%, 2/15/23		30	32,113
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	22,675
4.30%, 3/15/45		14	15,703
PG&E Corp., 2.40%, 3/01/19		29	29,564
Sempra Energy, 2.88%, 10/01/22		12	12,405
Virginia Electric & Power Co.:
3.45%, 2/15/24		20	21,654
4.45%, 2/15/44		7	8,011
4.20%, 5/15/45		20	22,311

			544,332
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		18	22,268
4.50%, 7/15/44		8	7,340
Apache Corp.:
4.75%, 4/15/43		30	30,653
4.25%, 1/15/44		8	7,771
Chevron Corp.:
2.19%, 11/15/19		10	10,202
1.96%, 3/03/20		72	73,001
ConocoPhillips Co., 4.95%, 3/15/26		56	63,121
CONSOL Energy, Inc., 5.88%, 4/15/22		20	18,400
Continental Resources, Inc.:
3.80%, 6/01/24		18	16,470
4.90%, 6/01/44		28	23,520
Devon Energy Corp.:
5.85%, 12/15/25		21	23,633
5.00%, 6/15/45		20	19,457
Energy Transfer Partners LP:
4.75%, 1/15/26		40	41,326
5.15%, 3/15/45		29	26,862
Enterprise Products Operating LLC:
3.90%, 2/15/24		22	23,011
3.70%, 2/15/26		32	32,941
4.45%, 2/15/43		38	37,215
5.10%, 2/15/45		8	8,604
4.90%, 5/15/46		12	12,612
EOG Resources, Inc.:
4.15%, 1/15/26		14	15,291
3.90%, 4/01/35		10	9,971
Exxon Mobil Corp.:
1.82%, 3/15/19		57	57,721
4.11%, 3/01/46		20	22,356
Hess Corp., 5.60%, 2/15/41		23	22,926
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		50	51,627
4.70%, 11/01/42		38	35,054
Kinder Morgan, Inc.:
3.05%, 12/01/19		21	21,459
5.55%, 6/01/45		14	14,362
5.05%, 2/15/46		20	19,045
Marathon Petroleum Corp., 4.75%, 9/15/44		12	10,744
Noble Energy, Inc., 5.05%, 11/15/44		30	29,619
Occidental Petroleum Corp., 3.40%, 4/15/26		30	31,650
Petro-Canada, 6.80%, 5/15/38 (d)		20	26,261
Phillips 66, 4.88%, 11/15/44		11	12,220

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 4.45%, 1/15/26	USD	10	$10,845
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		20	20,717
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		7	7,138
5.35%, 5/15/45		10	10,217
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		18	18,072
2.50%, 8/01/22		26	26,077
4.63%, 3/01/34		28	30,874
Valero Energy Corp., 3.65%, 3/15/25		46	46,993
Williams Partners LP, 4.00%, 9/15/25		50	49,991

			1,099,637
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		6	6,240
Georgia-Pacific LLC, 7.38%, 12/01/25		23	30,656

			36,896
Pharmaceuticals — 1.7%
Actavis Funding SCS:
2.35%, 3/12/18		132	133,361
3.00%, 3/12/20		54	55,756
3.80%, 3/15/25		160	169,337
AstraZeneca PLC:
3.38%, 11/16/25		30	32,039
4.38%, 11/16/45		13	14,398
Bristol-Myers Squibb Co., 4.50%, 3/01/44		17	20,364
Eli Lilly & Co., 3.70%, 3/01/45		13	13,977
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		22	23,151
Johnson & Johnson, 2.45%, 3/01/26		52	53,440
Mylan, Inc., 3.13%, 1/15/23 (a)		18	17,845
Novartis Capital Corp.:
4.40%, 4/24/20		35	38,567
3.00%, 11/20/25		20	21,156
4.00%, 11/20/45		4	4,429
Pfizer, Inc.:
2.75%, 6/03/26		113	116,793
4.30%, 6/15/43		5	5,665
4.40%, 5/15/44		11	12,708
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23		132	132,639
3.20%, 9/23/26		74	74,398
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		17	18,056
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23		45	45,115
3.15%, 10/01/26		23	23,106
Zoetis, Inc., 3.25%, 2/01/23		12	12,366

			1,038,666
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		10	10,781
3.00%, 3/15/23		24	25,251
4.15%, 4/01/45		4	4,405
4.70%, 9/01/45		10	11,757
Canadian National Railway Co., 2.75%, 3/01/26		39	40,514
CSX Corp.:
3.35%, 11/01/25		14	15,013
4.10%, 3/15/44		12	12,762
Norfolk Southern Corp.:
2.90%, 6/15/26		55	56,409

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
4.45%, 6/15/45	USD	19	$21,235
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		42	43,677
Ryder System, Inc., 2.45%, 9/03/19		28	28,568
Union Pacific Corp.:
3.38%, 2/01/35		11	11,221
4.05%, 11/15/45		3	3,286
3.88%, 2/01/55		20	19,979
4.38%, 11/15/65		15	16,395
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		53	55,202

			376,455
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.:
3.90%, 12/15/25		7	7,488
5.30%, 12/15/45		7	7,771
Lam Research Corp.:
2.80%, 6/15/21		27	27,713
3.90%, 6/15/26		13	13,536
NVIDIA Corp.:
2.20%, 9/16/21		88	88,268
3.20%, 9/16/26		20	20,157
QUALCOMM, Inc., 4.80%, 5/20/45		35	38,210

			203,143
Software — 0.7%
Microsoft Corp.:
3.50%, 2/12/35		27	27,642
3.75%, 2/12/45		17	17,254
4.45%, 11/03/45		22	25,012
3.70%, 8/08/46		80	80,975
Oracle Corp.:
2.80%, 7/08/21		98	102,369
2.65%, 7/15/26		87	87,016
3.25%, 5/15/30		38	39,711
4.00%, 7/15/46		42	43,399
4.38%, 5/15/55		13	13,810

			437,188
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25		7	7,587
5.40%, 9/15/40		11	14,339
4.40%, 3/15/45		11	12,809
Lowe’s Cos., Inc.:
3.38%, 9/15/25		8	8,624
4.25%, 9/15/44		12	13,330
4.38%, 9/15/45		6	6,802
QVC, Inc.:
3.13%, 4/01/19		12	12,304
5.13%, 7/02/22		28	29,679

			105,474
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
2.10%, 5/06/19		63	64,377
3.25%, 2/23/26		64	68,026
3.45%, 2/09/45		12	11,466
4.65%, 2/23/46		137	158,088
HP, Inc., 3.75%, 12/01/20		6	6,321

			308,278
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		20	21,925

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 1/14/20	USD	23	$23,793
2.85%, 8/09/22		12	12,530
4.25%, 8/09/42		12	12,983
5.38%, 1/31/44		25	31,476
3.88%, 9/16/46		44	45,648
Philip Morris International, Inc.:
1.13%, 8/21/17		50	49,975
2.75%, 2/25/26		76	77,962
4.13%, 3/04/43		19	20,435
4.88%, 11/15/43		23	27,656
Reynolds American, Inc.:
2.30%, 6/12/18		22	22,320
3.25%, 6/12/20		10	10,521

			335,299
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.00%, 9/15/23		95	93,920
GATX Corp., 2.60%, 3/30/20		26	26,345

			120,265
Wireless Telecommunication Services — 0.2%
Orange SA, 5.50%, 2/06/44		18	22,394
Rogers Communications, Inc.:
3.63%, 12/15/25		8	8,678
5.00%, 3/15/44		8	9,289
Vodafone Group PLC:
2.50%, 9/26/22		20	20,116
4.38%, 2/19/43		40	40,069

			100,546
Total Corporate Bonds — 30.5%			18,560,634

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		2	2,065
YPF SA:
8.50%, 3/23/21		8	8,928
8.75%, 4/04/24 (a)		22	24,499
8.50%, 7/28/25 (a)		12	13,166
8.50%, 7/28/25		1	1,097

			49,755
Brazil — 0.3%
Petrobras Global Finance BV:
2.82%, 1/15/19 (b)		12	11,760
3.00%, 1/15/19		20	19,600
5.75%, 1/20/20		27	27,824
5.38%, 1/27/21		52	51,428
8.38%, 5/23/21		37	40,423
6.85%, 6/05/15		20	16,920

			167,955
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		14	14,020
Norway — 0.3%
Statoil ASA, 2.90%, 11/08/20		145	151,918
Venezuela — 0.0%
Petroleos de Venezuela SA:

Foreign Agency Obligations		Par (000)	Value
Venezuela (continued)
6.00%, 5/16/24	USD	54	$23,080
6.00%, 11/15/26		12	5,039

			28,119
Total Foreign Agency Obligations — 0.7%			411,767

Foreign Government Obligations		Par (000)	Value
Argentina — 0.1%
Republic of Argentina:
7.82%, 12/31/33	EUR	32	40,078
7.82%, 12/31/33		17	20,507

			60,585
Brazil — 0.0%
Federative Republic of Brazil, 7.13%, 1/20/37	USD	19	22,325
Colombia — 0.5%
Republic of Colombia:
7.00%, 5/04/22	COP	68,000	23,979
4.00%, 2/26/24	USD	200	213,000
7.50%, 8/26/26	COP	87,500	31,420
6.00%, 4/28/28		54,500	17,301
7.75%, 9/18/30		54,500	19,933

			305,633
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	250	318,451
Greece — 0.1%
Hellenic Republic:
3.00%, 2/24/23 (c)		2	1,688
3.00%, 2/24/24 (c)		2	1,643
3.00%, 2/24/25 (c)		2	1,606
3.00%, 2/24/26 (c)		2	1,582
3.00%, 2/24/27 (c)		2	1,541
3.00%, 2/24/28 (c)		2	1,500
3.00%, 2/24/29 (c)		2	1,464
3.00%, 2/24/30 (c)		2	1,439
3.00%, 2/24/31 (c)		2	1,410
3.00%, 2/24/32 (c)		2	1,390
3.00%, 2/24/33 (c)		2	1,363
3.00%, 2/24/34 (c)		2	1,347
3.00%, 2/24/35 (c)		2	1,323
3.00%, 2/24/36 (c)		2	1,328
3.00%, 2/24/37 (c)		2	1,318
3.00%, 2/24/38 (c)		2	1,305
3.00%, 2/24/39 (c)		2	1,307
3.00%, 2/24/40 (c)		2	1,303
3.00%, 2/24/41 (c)		2	1,305
3.00%, 2/24/42 (c)		2	1,310

			28,472
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	50	58,065
Indonesia — 0.3%
Republic of Indonesia:
8.38%, 3/15/24	IDR	334,000	27,678

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Indonesia (concluded)
8.75%, 5/15/31	IDR	331,000	$28,518
6.63%, 5/15/33		178,000	12,557
8.38%, 3/15/34		757,000	63,223
8.25%, 5/15/36		666,000	55,001

			186,977
Mexico — 1.0%
United Mexican States:
4.75%, 6/14/18	MXN	12	61,332
4.00%, 10/02/23	USD	480	512,880

			574,212
Turkey — 0.4%
Republic of Turkey:
6.75%, 4/03/18	USD	200	211,402
8.50%, 7/10/19	TRY	60	19,900
10.50%, 1/15/20		90	31,475

			262,777
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	50	53,813
Venezuela — 0.0%
Bolivarian Republic of Venezuela:
8.25%, 10/13/24		13	6,383
7.00%, 3/31/38		15	6,923

			13,306
Total Foreign Government Obligations — 3.1%			1,884,616

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.4%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.43%, 10/25/46 (b)	USD	46	32,320
Series 2006-5, Class A1, 1.41%, 11/25/46 (b)		44	23,282
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.04%, 9/25/47 (b)		35	24,320
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.69%, 3/25/37 (b)		10	7,907
Series 2007-AR4, Class 1A1, 0.72%, 9/25/47 (b)		33	27,362
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.82%, 1/25/36 (b)		14	11,698
Series 2006-15CB, Class A1, 6.50%, 6/25/36		6	4,611
Series 2006-OA14, Class 1A1, 2.22%, 11/25/46 (b)		70	56,200
Series 2006-OA6, Class 1A2, 0.73%, 7/25/46 (b)		30	25,113
Series 2006-OA8, Class 1A1, 0.71%, 7/25/46 (b)		11	9,065
Series 2007-22, Class 2A16, 6.50%, 9/25/37		412	298,667
Series 2007-OA3, Class 1A1, 0.66%, 4/25/47 (b)		16	13,535
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.45%, 4/25/46 (b)		106	58,059

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 3A1, 2.41%, 11/27/37 (a)(b)	USD	39	$36,927
Credit Suisse Mortgage Capital Certificates:
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		25	19,375
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		47	44,860
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.67%, 12/25/36 (b)		87	71,578
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.49%, 3/25/36 (b)		8	7,037
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 0.87%, 1/25/35 (a)(b)		13	11,291
Series 2005-RP2, Class 1AF, 0.87%, 3/25/35 (a)(b)		16	13,566
Series 2006-RP1, Class 1AF1, 0.87%, 1/25/36 (a)(b)		11	9,419
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.32%, 11/25/34 (b)		17	16,711
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.53%, 9/01/21 (a)(b)		100	98,531
LSTAR Securities Investment Trust:
Series 2014-2, Class A, 2.52%, 12/01/21 (a)(b)		101	101,338
Series 2015-10, Class A1, 2.49%, 11/01/20 (a)(b)		58	56,916
Series 2016-2, Class A, 2.52%, 3/01/21 (a)(b)		93	90,960
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(b)		82	82,655
RALI Trust:
Series 2007-QH6, Class A1, 0.71%, 7/25/37 (b)		17	14,280
Series 2007-QH9, Class A1, 1.78%, 11/25/37 (b)		35	23,687
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.05%, 4/25/47 (b)		178	136,260
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 0.71%, 6/25/36 (b)		20	15,579
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		39	33,932

			1,477,041
Commercial Mortgage-Backed Securities — 4.5%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		15	14,927
Series 2007-2, Class AM, 5.80%, 4/10/49 (b)		10	10,171
Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		168	170,405
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		20	20,056
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		40	41,010

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 0.83%, 10/25/36 (a)(b)	USD	31		$25,584
Series 2007-4A, Class A1, 0.94%, 9/25/37 (a)(b)		52		44,137
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		25		25,595
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 3/10/33 (a)		230		245,131
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		100		100,145
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.91%, 12/15/27 (a)(b)		88		88,092
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		46		47,941
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.21%, 12/10/49 (a)(b)		40		38,560
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100		101,441
Series 2014-FL5, Class D, 4.51%, 10/15/31 (a)(b)		100		89,646
Series 2015-CR25, Class C, 4.70%, 8/10/48 (b)		20		20,775
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.30%, 11/12/43 (a)(b)		9		9,254
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 1.83%, 4/15/29 (a)(b)		100		100,133
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		0	(e)	84
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 6.14%, 9/15/39 (a)(b)		127		128,473
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		6		6,097
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(b)		11		10,939
Series 2016-K54, Class B, 4.05%, 2/25/26 (a)(b)		25		25,341
Series 2016-K57, Class B, 3.92%, 8/25/49 (a)(b)		10		9,583
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		180		172,009
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.85%, 10/10/49		40		41,368
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		8		7,609
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		29		29,841
Series 2015-CSMO, Class D, 3.81%, 1/15/32 (a)(b)		100		99,732
Series 2015-CSMO, Class F, 5.76%, 1/15/32 (a)(b)		100		99,889
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		10		9,244

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-SGP, Class A, 2.21%, 7/15/36 (a)(b)	USD	36	$36,203
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.01%, 6/12/50 (b)		56	56,864
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		10	7,267
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		140	100,267
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.70%, 2/12/44 (b)		25	24,737
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		50	50,158
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	60,466
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		20	20,032
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.16%, 2/16/51 (a)(b)		302	301,377
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		9	8,839
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)(b)		100	96,000
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 2.95%, 6/25/45 (a)(b)		67	67,725
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.34%, 11/15/48		15	15,046
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48		10	7,549
WF-RBS Commercial Mortgage Trust 2014-C22, 3.92%, 9/15/24 (b)		20	19,281

			2,705,023
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		1,760	78,602
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.86%, 1/10/46 (b)		440	26,100
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		939	7,089
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		159	11,700
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.75%, 2/10/46 (b)		325	24,677
GS Mortgage Securities Trust 2014-GC22, 1.21%, 5/10/24 (b)		981	55,678
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		1,225	12
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.98%, 12/15/47 (b)		931	62,174
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		101	5,971
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)		100	6,584

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)	USD	411	$22,863

			301,450
Total Non-Agency Mortgage-Backed Securities — 7.4%			4,483,514

Other Interests (f)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (g)		55	—
Lehman Brothers Holdings, Inc. (g)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.4%
Bank of New York Mellon Corp., 4.63% (b)(h)	USD	252	248,220
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		20	17,200

			265,420
Total Capital Trusts — 0.4%			265,420

Trust Preferreds		Shares
Banks — 0.3%
Citigroup Capital XIII, 7.26%, 10/30/40 (b)		6,917	182,194
Consumer Finance — 0.2%
GMAC Capital Trust I, 6.60%, 2/15/40 (b)		4,000	101,640
Total Trust Preferreds — 0.5%			283,834
Total Preferred Securities — 0.9%			549,254

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.24%, 1/01/37 (b)	USD	20	18,470
Bay Area Toll Authority RB, 6.92%, 4/01/40		25	36,972
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		35	41,430
California State Public Works Board RB, 8.36%, 10/01/34		10	15,480
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/45		10	11,994
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		15	18,256
City of Portland, OR Sewer System Revenue RB, 5.00%, 6/15/23		10	12,408
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		15	15,233
City of Seattle, WA Municipal Light & Power Revenue RB, 5.00%, 4/01/23-4/01/25		30	37,559

Taxable Municipal Bonds		Par (000)	Value
Clark County School District GO, 5.00%, 6/15/23-6/15/28	USD	80	$99,413
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		10	11,255
Commonwealth of Massachusetts GO, 5.00%, 7/01/22-7/01/28		75	94,212
Commonwealth of Pennsylvania GO, 5.00%, 9/15/24-9/15/25		20	24,923
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (g)(i)		240	157,200
Contra Costa Community College District GO, 6.50%, 8/01/34		5	6,880
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		15	15,253
5.00%, 10/01/38		15	17,390
County of Miami-Dade, FL GO, 5.00%, 7/01/29-7/01/38		45	55,264
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		10	10,660
Eastern Municipal Water District Financing Authority RB, 5.00%, 7/01/33		10	12,545
Energy Northwest RB:
2.81%, 7/01/24		20	20,893
5.00%, 7/01/27-7/01/28		20	25,588
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		5	5,479
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29-11/15/34		15	18,380
Horry County School District, SC GO, 5.00%, 3/01/19-3/01/25		45	54,564
Los Angeles Community College District GO, 6.60%, 8/01/42		20	30,842
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		10	15,644
Los Angeles Unified School District GO, 5.00%, 7/01/30		10	12,697
Massachusetts Clean Water Trust RB, 5.00%, 2/01/25-2/01/28		40	51,759
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		45	51,806
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		10	14,379
6.81%, 11/15/40		20	28,993
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		10	15,488
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		15	17,994
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		15	20,370
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23		15	18,747
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	36,093
New Jersey Transportation Trust Fund Authority RB, 0.00%, 12/15/27-12/15/31 (j)		30	18,944
New Jersey Transportation Trust Fund Authority RB AGM, 0.00%, 12/15/33 (j)		15	8,009
New Jersey Transportation Trust Fund Authority RB AMBAC, 0.00%, 12/15/35-12/15/36 (j)		30	13,419
New Jersey Turnpike Authority RB, 5.00%, 1/01/45		5	5,906
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 2.28%, 5/01/26		20	19,897

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
New York City Water & Sewer System RB:
5.75%, 6/15/41	USD	10	$14,245
5.38%, 6/15/43		95	110,950
5.50%, 6/15/43		115	134,999
5.88%, 6/15/44		20	28,974
New York State Dormitory Authority RB:
5.00%, 3/15/20-3/15/32		60	73,610
5.39%, 3/15/40		15	19,952
New York State Housing Finance Agency RB, 3.25%, 11/01/41		5	5,039
New York State Thruway Authority RB, 5.00%, 5/01/19-1/01/31		15	17,590
New York State Urban Development Corp. RB, 5.00%, 3/15/25-3/15/28		60	77,103
New York Transportation Development Corp. RB:
5.00%, 7/01/46		35	39,540
5.25%, 1/01/50		20	23,039
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		25	36,431
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		10	11,615
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		30	37,609
4.46%, 10/01/62		20	23,108
4.81%, 10/15/65		10	12,183
Port of Morrow, OR RB, 2.99%, 9/01/36		15	14,927
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		25	35,884
San Diego County Water Authority Financing Corp. RB, 5.00%, 5/01/32-5/01/33		20	25,101
South Carolina Public Service Authority RB, 2.39%, 12/01/23		24	24,483
State of California GO:
5.00%, 9/01/17-9/01/32		40	48,688
7.50%, 4/01/34		20	30,438
7.55%, 4/01/39		10	15,972
4.99%, 4/01/39		15	16,129
7.30%, 10/01/39		5	7,621
7.35%, 11/01/39		10	15,317
7.60%, 11/01/40		85	138,300
State of Georgia GO, 5.00%, 7/01/23-2/01/29		90	114,778
State of Hawaii GO, 5.00%, 10/01/27-10/01/29 (k)		60	76,421
State of Illinois GO, 5.10%, 6/01/33		80	76,986
State of Maryland GO, 5.00%, 6/01/23-6/01/24		20	25,181
State of Minnesota GO, 5.00%, 8/01/27		10	13,071
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27-12/01/28		15	19,156
State of North Carolina GO, 5.00%, 6/01/24-6/01/26		80	103,736
State of Ohio GO, 5.00%, 12/15/23-9/15/24		45	56,730
State of Washington GO, 5.00%, 8/01/25-8/01/32		115	145,246
State of Wisconsin GO, 5.00%, 5/01/34		15	18,322
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		15	17,008
Turlock Irrigation District RB, 5.00%, 1/01/46		10	12,135
University of California RB, 4.86%, 5/15/12		15	16,580
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		30	35,169
Total Taxable Municipal Bonds — 4.9%			2,988,054

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2013-C01, Class M2, 5.77%, 10/25/23 (b)	USD	115	$127,328
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series K050, Class A2, 3.33%, 8/25/25 (b)		10	11,009
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.42%, 1/25/22 (b)		263	21,579
Series 2014-M13, Class X2, 0.24%, 8/25/24 (b)		1,858	19,292
Ginnie Mae:
Series 2012-120, Class IO, 0.88%, 2/16/53 (b)		444	25,545
Series 2016-110, Class IO, 1.07%, 5/16/58 (b)		100	8,538

			74,954
Mortgage-Backed Securities — 43.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-10/01/31 (l)		395	409,501
2.81%, 3/01/41 (b)		29	31,040
2.95%, 3/01/41 (b)		14	14,679
3.00%, 4/01/29-10/01/46 (l)		2,689	2,817,291
3.38%, 6/01/41 (b)		35	37,181
3.50%, 7/01/26-10/01/46 (l)		3,847	4,084,961
3.54%, 9/01/41 (b)		25	26,463
4.00%, 2/01/25-10/01/46 (l)		4,861	5,246,883
4.50%, 2/01/25-10/01/46 (l)		974	1,071,491
5.00%, 2/01/35-10/01/46 (l)		739	826,540
5.50%, 2/01/35-9/01/39		412	468,082
6.00%, 2/01/17-10/01/46 (l)		456	525,959
6.50%, 5/01/40		133	153,337
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/31 (l)		287	297,740
3.00%, 1/01/30-10/01/46 (l)		853	893,921
3.50%, 10/01/31-10/01/46 (l)		2,341	2,480,445
4.00%, 8/01/40-10/01/46 (l)		1,146	1,231,383
4.50%, 2/01/39-10/01/46 (l)		379	416,211
5.00%, 11/01/41		133	147,315
5.50%, 5/01/40-6/01/41		104	118,180
6.00%, 6/01/35		34	38,526
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46 (l)		1,109	1,161,718
3.50%, 12/20/41-10/15/46 (l)		1,712	1,820,513
4.00%, 12/20/40-10/15/46 (l)		832	892,897
4.50%, 12/20/39-10/15/46 (l)		857	941,823
5.00%, 7/15/39-12/15/40		73	81,468
5.50%, 5/20/36		6	6,260

			26,241,808
Total U.S. Government Sponsored Agency Securities — 43.5%			26,455,099

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45 (m)		741	845,493
2.50%, 5/15/46 (n)		259	268,065
2.25%, 8/15/46 (n)		165	161,715
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26		1,618	1,648,725

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

U.S. Treasury Obligations		Par (000)	Value
0.63%, 1/15/26	USD	634	$666,798
U.S. Treasury Notes:
0.75%, 2/28/18-7/15/19 (n)		3,488	3,483,196
0.88%, 3/31/18 (n)		536	537,089
1.00%, 3/15/19 (n)		657	659,515
1.38%, 5/31/21-6/30/23		530	530,188
1.13%, 6/30/21-8/31/21 (n)		4,038	4,032,786
1.63%, 4/30/23		360	365,245
1.25%, 7/31/23		110	108,848
2.25%, 11/15/25		96	101,340
Total U.S. Treasury Obligations — 22.1%			13,409,003
Total Long-Term Investments (Cost — $74,965,066) — 125.3%			76,155,091

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 3.3% (o)
Barclays Bank PLC, (2.00)%, Open (p) (Purchased on 9/16/16 to be repurchased at $5,334, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 5,000 and $5,315, respectively)		5	5,338
Barclays Bank PLC, (2.00)%, Open (p) (Purchased on 9/19/16 to be repurchased at $5,309, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 5,000 and $5,315, respectively)		5	5,313
Citigroup Global Markets, Inc., (0.25)%, Open (p) (Purchased on 9/19/16 to be repurchased at $13,424, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 12,000 and $13,338, respectively)		13	13,425
Credit Suisse Securities (USA) LLC, (0.25)%, Open (p) (Purchased on 9/16/16 to be repurchased at $4,470, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 4,000 and $4,446, respectively)		4	4,470
Credit Suisse Securities (USA) LLC, (0.25)%, Open (p) (Purchased on 9/19/16 to be repurchased at $20,158, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 18,000 and $20,007, respectively)		20	20,160
Credit Suisse Securities (USA) LLC, 0.25%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $241,400, collateralized by U.S. Treasury Notes, 1.50% due at 8/15/26, par and fair value of USD 242,000 and $239,646, respectively)		241	241,395
Credit Suisse Securities (USA) LLC, 0.95%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $567,362, collateralized by U.S. Treasury Notes, 1.63% due at 2/15/26, par and fair value of USD 561,700 and $562,666, respectively)		567	567,317

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded) (o)
J.P. Morgan Securities LLC, 0.92%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $1,173,710, collateralized by U.S. Treasury Notes, 1.63% due at 5/15/26, par and fair value of USD 1,162,000 and $1,163,543, respectively)	USD	1,174	$1,173,620

			2,031,038

Certificates of Deposit		Par (000)	Value
Domestic — 0.2%
Wells Fargo Bank N.A., 1.34% (b)	USD	150	149,987
Yankee — 1.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.43% (b)		150	150,253
Cooperatieve Rabobank UA, New York, 1.31% (b)		150	150,084
Credit Industriel et Commercial, New York, 1.41% (b)		150	150,216
Credit Suisse AG, New York, 1.58% (b)		80	80,116
Credit Suisse AG, New York, 1.61% (b)		80	80,106
Skandinaviska Enskilda Banken AB, New York, 1.29% (b)		150	150,056

			760,831
Total Certificates of Deposit — (1.5)%			910,818

Commercial Paper — 0.3%
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17		150	150,090

Money Market Funds		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (q)(r)		1,635,985	1,635,985

Taxable Municipal Bonds (s)	Par (000)
State of Colorado RB, 3.00%, 6/27/17	USD	10	10,156
State of Oregon GO, 2.00%, 6/30/17		10	10,087
Total Taxable Municipal Bonds — 0.0%			20,243
Total Short-Term Securities (Cost — $4,747,286) — 7.8%			4,748,174

Options Purchased
(Cost — $60,289) — 0.1%			37,598
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $79,772,641*) — 133.2%			80,940,863

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (0.1)%
United Mexican States:
3.50%, 1/21/21 (t)	USD	10	$(10,630)
5.13%, 1/15/20 (t)		34	(37,791)

			(48,421)
U.S. Treasury Obligations — (3.0)%
U.S. Treasury Notes:
1.50%, 8/15/26 (t)		107	(105,959)
1.63%, 2/15/26-5/15/26 (t)		1,724	(1,726,209)

			(1,832,168)
(Proceeds — $1,875,159) — (3.1)%			(1,880,589)

Options Written
(Premiums Received — $ 16,656) — (0.0)%			(4,625)

TBA Sale Commitments (l)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31	USD	454	$ (470,233)
3.00%, 10/01/31-10/01/46		1,984	(2,065,279)
3.50%, 10/01/31-10/01/46		2,370	(2,499,860)
4.00%, 10/01/31-10/01/46		2,492	(2,670,235)
4.50%, 10/01/46		396	(433,561)
5.00%, 10/01/46		335	(372,002)
5.50%, 10/01/46		182	(205,091)
6.00%, 10/01/46		362	(414,822)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/46		1,080	(1,139,379)
4.00%, 10/01/46		458	(491,268)
4.50%, 10/01/46		76	(83,213)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/46		25	(26,553)
4.00%, 10/15/46		25	(26,788)
4.50%, 10/15/46		450	(490,529)
Total TBA Sale Commitments (Proceeds — $11,374,963) — (18.8)%			(11,388,813)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 111.3%			67,666,836
Liabilities in Excess of Other Assets — (11.3)%			(6,892,416)

Net Assets — 100.0%			$60,774,420

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$79,832,449

Gross unrealized appreciation	$1,366,714
Gross unrealized depreciation	(258,300)

Net unrealized appreciation	$1,108,414

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Amount is less than $500.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Non-income producing security.

(h)	Perpetual security with no stated maturity date.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Zero-coupon bond.

(k)	When-issued security.

(l)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(783,939)	$(2,612)
BNP Paribas Securities Corp.	$93,981	$ 268
Citigroup Global Markets, Inc.	$(280,494)	$ 482
Credit Suisse Securities (USA) LLC	$66,785	$ 3,695
Deutsche Bank Securities, Inc.	—	$ 443
Goldman Sachs & Co.	$1,821,435	$ 4,331
J.P. Morgan Securities LLC	$(990,482)	$(1,391)
Jefferies LLC	$474,680	$ 422
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(327,026)	$ (47)
Morgan Stanley & Co. LLC	$274,579	$ 566
Nomura Securities International, Inc.	$341,336	$ 278
RBC Capital Markets, LLC	$(164,738)	$ (529)
Wells Fargo Securities, LLC	$361,892	$ 156

(m)	All or a portion of security has been pledged in connection with outstanding futures contracts.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(n)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(o)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(p)	The amount to be repurchased assumes the maturity will be the day after the period end.

(q)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	667,056	—		(667,056)[1]	—	—	$2,711	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,635,985	[2]	—	1,635,985	$1,635,985	62	—
iShares iBoxx $ High Yield Corporate Bond ETF	9,267	19,042		(28,309)	—	—	19,870	$13,852
Total						$1,635,985	$22,643	$13,852

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(r)	Current yield as of period end.

(s)	Rates are discount rates or a range of discount rates at the time of purchase.

(t)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse repurchase agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Amherst Pierpont Securities LLC	1.05%	9/30/16	10/03/16	$ 274,216	$274,240	U.S. Treasury Obligations	Overnight
Barclays Capital, Inc.	1.15%	9/30/16	10/03/16	1,690,210	1,690,372	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	1.45%	9/30/16	10/03/16	537,340	537,405	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.20%	9/30/16	10/03/16	155,506	155,508	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.30%	9/30/16	10/03/16	260,650	260,657	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.40%	9/30/16	10/03/16	661,106	661,183	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.89%	9/30/16	10/03/16	1,633,674	1,633,795	U.S. Treasury Obligations	Overnight
Total				$5,212,702	$5,213,160

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bund	December 2016	USD	372,280	$ (2,541)
(2)	Long Gilt British	December 2016	USD	337,645	335
9	U.S. Treasury Bonds (30 Year)	December 2016	USD	1,513,406	(10,099)
21	U.S. Treasury Notes (10 Year)	December 2016	USD	2,753,625	1,494
(31)	U.S. Treasury Notes (2 Year)	December 2016	USD	6,772,531	(43)
25	U.S. Treasury Notes (5 Year)	December 2016	USD	3,037,891	7,830
5	U.S. Ultra Treasury Bonds	December 2016	USD	919,375	(17,352)
(2)	Euro Dollar	December 2017	USD	494,675	(28)
Total					$(20,404)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	23,792,650	USD	35,000	Credit Suisse International	10/03/16	$1,170

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,000	CLP	23,646,350	Credit Suisse International	10/03/16	$ (948)
BRL	64,220	USD	20,000	Bank of America N.A.	10/04/16	(276)
BRL	97,011	USD	30,000	Goldman Sachs International	10/04/16	(205)
BRL	64,760	USD	20,000	Royal Bank of Scotland PLC	10/04/16	(111)
BRL	66,810	USD	20,000	Royal Bank of Scotland PLC	10/04/16	519
CAD	38,774	USD	30,000	Barclays Bank PLC	10/04/16	(444)
CAD	38,782	USD	30,000	Barclays Bank PLC	10/04/16	(438)
EUR	35,358	USD	40,000	Citibank N.A.	10/04/16	(273)
EUR	17,683	USD	20,000	Citibank N.A.	10/04/16	(132)
GBP	22,653	USD	30,000	Barclays Bank PLC	10/04/16	(635)
GBP	22,654	USD	30,000	JPMorgan Chase Bank N.A.	10/04/16	(634)
HUF	16,641,258	USD	60,000	Citibank N.A.	10/04/16	693
JPY	3,008,936	USD	30,000	Barclays Bank PLC	10/04/16	(323)
JPY	3,009,206	USD	30,000	Barclays Bank PLC	10/04/16	(320)
MXN	65,360	USD	3,333	Bank of America N.A.	10/04/16	36
MXN	393,880	USD	20,000	Bank of America N.A.	10/04/16	304
MXN	65,041	USD	3,333	Citibank N.A.	10/04/16	19
MXN	65,048	USD	3,333	Citibank N.A.	10/04/16	20
MXN	65,420	USD	3,333	Citibank N.A.	10/04/16	39
MXN	386,059	USD	20,000	JPMorgan Chase Bank N.A.	10/04/16	(99)
MXN	65,090	USD	3,333	UBS AG	10/04/16	22
MXN	65,427	USD	3,333	UBS AG	10/04/16	39
RUB	3,831,000	USD	60,000	JPMorgan Chase Bank N.A.	10/04/16	948
SEK	251,388	USD	30,000	Goldman Sachs International	10/04/16	(691)
SEK	251,465	USD	30,000	Morgan Stanley & Co. International PLC	10/04/16	(682)
TRY	177,372	USD	60,000	Goldman Sachs International	10/04/16	(945)
USD	20,000	BRL	66,410	Goldman Sachs International	10/04/16	(396)
USD	10,000	BRL	33,220	Goldman Sachs International	10/04/16	(203)
USD	20,000	BRL	65,450	Goldman Sachs International	10/04/16	(101)
USD	20,000	BRL	65,030	Goldman Sachs International	10/04/16	28
USD	20,000	BRL	67,500	UBS AG	10/04/16	(731)
USD	60,000	CAD	77,508	Goldman Sachs International	10/04/16	920
USD	60,000	EUR	53,521	Credit Suisse International	10/04/16	(135)
USD	60,000	GBP	46,368	Deutsche Bank AG	10/04/16	(105)
USD	60,000	HUF	16,356,900	Goldman Sachs International	10/04/16	344
USD	60,000	JPY	6,056,610	Goldman Sachs International	10/04/16	263
USD	20,000	MXN	393,766	Citibank N.A.	10/04/16	(298)
USD	6,000	MXN	116,846	Citibank N.A.	10/04/16	(23)
USD	30,000	RUB	1,976,400	BNP Paribas S.A.	10/04/16	(1,443)
USD	30,000	RUB	1,978,350	Morgan Stanley & Co. International PLC	10/04/16	(1,474)
USD	60,000	SEK	513,507	Barclays Bank PLC	10/04/16	130
USD	30,000	TRY	89,347	BNP Paribas S.A.	10/04/16	252
USD	30,000	TRY	89,333	Deutsche Bank AG	10/04/16	257
USD	30,000	ZAR	428,159	Bank of America N.A.	10/04/16	(1,177)
USD	30,000	ZAR	427,943	Credit Suisse International	10/04/16	(1,161)
ZAR	820,984	USD	60,000	Barclays Bank PLC	10/04/16	(220)
BRL	193,590	USD	60,000	Royal Bank of Scotland PLC	10/05/16	(561)
COP	58,270,000	USD	20,000	BNP Paribas S.A.	10/05/16	189

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	58,100,000	USD	20,000	Royal Bank of Scotland PLC	10/05/16	$ 130
COP	58,100,000	USD	20,000	Royal Bank of Scotland PLC	10/05/16	130
USD	30,000	BRL	97,890	Credit Suisse International	10/05/16	(56)
USD	30,000	BRL	97,920	Deutsche Bank AG	10/05/16	(65)
USD	40,000	COP	118,360,000	Royal Bank of Scotland PLC	10/05/16	(1,008)
USD	20,000	COP	59,210,000	Standard Chartered Bank	10/05/16	(514)
USD	3,356	EUR	3,000	HSBC Bank PLC	10/05/16	(15)
USD	276,653	EUR	248,000	Royal Bank of Scotland PLC	10/05/16	(2,006)
USD	18,036	MXN	341,000	Royal Bank of Scotland PLC	10/05/16	460
USD	32,336	TRY	96,452	Bank of America N.A.	10/05/16	230
USD	20,421	TRY	60,909	Goldman Sachs International	10/05/16	146
INR	200,040	USD	3,000	Royal Bank of Scotland PLC	10/13/16	(3)
INR	1,663,000	USD	25,000	Standard Chartered Bank	10/13/16	(81)
INR	1,678,000	USD	25,000	UBS AG	10/13/16	143
USD	125,255	IDR	1,638,592,195	BNP Paribas S.A.	10/13/16	(50)
USD	25,000	INR	1,675,750	BNP Paribas S.A.	10/13/16	(110)
EUR	13,807	USD	15,530	Goldman Sachs International	10/14/16	(10)
USD	29,919	EUR	26,688	Bank of America N.A.	10/14/16	(81)
USD	9,923	EUR	8,884	Bank of America N.A.	10/14/16	(65)
USD	15,394	EUR	13,549	Bank of America N.A.	10/14/16	164
USD	5,015	EUR	4,479	Citibank N.A.	10/14/16	(21)
USD	3,549	EUR	3,157	Deutsche Bank AG	10/14/16	—
USD	10,235	EUR	9,053	Morgan Stanley & Co. International PLC	10/14/16	59
USD	26,000	CLP	17,186,000	Royal Bank of Scotland PLC	10/17/16	(95)
TRY	96,342	USD	32,303	Citibank N.A.	10/18/16	(320)
TRY	86,086	USD	28,798	Citibank N.A.	10/18/16	(220)
TRY	71,159	USD	23,748	Deutsche Bank AG	10/18/16	(125)
TRY	5,090	USD	1,702	HSBC Bank PLC	10/18/16	(12)
TRY	42,695	USD	14,235	JPMorgan Chase Bank N.A.	10/18/16	(61)
TRY	42,903	USD	14,295	JPMorgan Chase Bank N.A.	10/18/16	(52)
USD	57,018	TRY	169,371	Citibank N.A.	10/18/16	791
USD	58,852	TRY	174,903	Morgan Stanley & Co. International PLC	10/18/16	788
USD	8,202	IDR	109,820,000	Deutsche Bank AG	10/21/16	(186)
USD	8,215	IDR	109,821,850	UBS AG	10/21/16	(173)
USD	27,000	TWD	846,045	JPMorgan Chase Bank N.A.	10/21/16	(7)
MYR	119,973	USD	29,000	Royal Bank of Scotland PLC	10/24/16	(30)
USD	10,000	ZAR	136,861	Goldman Sachs International	10/26/16	77
USD	10,000	ZAR	136,773	Morgan Stanley & Co. International PLC	10/26/16	84
RUB	1,284,000	USD	20,000	BNP Paribas S.A.	10/27/16	312
KRW	10,350,977	USD	9,359	UBS AG	10/28/16	38
KRW	24,162,776	USD	21,841	UBS AG	10/28/16	94
USD	31,200	KRW	34,398,000	Standard Chartered Bank	10/28/16	(26)
BRL	225,147	USD	69,000	Royal Bank of Scotland PLC	11/03/16	(458)
USD	282,870	EUR	252,000	Royal Bank of Scotland PLC	11/03/16	(671)
USD	17,381	MXN	341,000	Citibank N.A.	11/03/16	(135)
MXN	663,068	USD	34,000	Royal Bank of Scotland PLC	11/04/16	55
USD	56,000	CNH	374,382	Morgan Stanley & Co. International PLC	11/07/16	50
BRL	27,456	USD	8,000	BNP Paribas S.A.	12/21/16	237

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,828	USD	4,800	Goldman Sachs International	12/21/16	$ (51)
BRL	7,548	USD	2,200	JPMorgan Chase Bank N.A.	12/21/16	64
BRL	5,378	USD	1,600	Nomura International PLC	12/21/16	14
BRL	21,206	USD	6,400	Royal Bank of Scotland PLC	12/21/16	(38)
CAD	10,578	USD	8,000	BNP Paribas S.A.	12/21/16	67
CAD	4,174	USD	3,200	Royal Bank of Scotland PLC	12/21/16	(16)
COP	79,566,416	USD	26,661	Credit Suisse International	12/21/16	546
COP	32,285,000	USD	10,767	State Street Bank and Trust Co.	12/21/16	273
COP	32,895,000	USD	10,961	State Street Bank and Trust Co.	12/21/16	288
COP	76,370,000	USD	25,601	State Street Bank and Trust Co.	12/21/16	513
COP	76,695,000	USD	25,577	State Street Bank and Trust Co.	12/21/16	649
EUR	4,000	RUB	298,400	BNP Paribas S.A.	12/21/16	(143)
EUR	6,720	RUB	505,455	Deutsche Bank AG	12/21/16	(305)
EUR	3,520	SEK	33,527	Citibank N.A.	12/21/16	45
EUR	80	SEK	764	Standard Chartered Bank	12/21/16	1
EUR	7,200	USD	8,088	BNP Paribas S.A.	12/21/16	32
EUR	15,120	USD	17,070	Royal Bank of Scotland PLC	12/21/16	(18)
EUR	1,280	USD	1,445	Royal Bank of Scotland PLC	12/21/16	(1)
EUR	1,600	USD	1,791	Standard Chartered Bank	12/21/16	13
GBP	11,200	USD	14,498	HSBC Bank PLC	12/21/16	45
GBP	4,160	USD	5,501	JPMorgan Chase Bank N.A.	12/21/16	(99)
JPY	647,603	USD	6,400	BNP Paribas S.A.	12/21/16	11
JPY	399,707	USD	3,920	HSBC Bank PLC	12/21/16	37
JPY	30,058,950	USD	300,000	Nomura International PLC	12/21/16	(2,440)
JPY	244,838	USD	2,400	Northern Trust Corp.	12/21/16	24
KRW	7,075,200	USD	6,400	BNP Paribas S.A.	12/21/16	21
KRW	7,075,840	USD	6,400	Citibank N.A.	12/21/16	22
KRW	27,478,250	USD	25,000	HSBC Bank PLC	12/21/16	(61)
KRW	7,076,160	USD	6,400	HSBC Bank PLC	12/21/16	22
KRW	7,153,920	USD	6,400	HSBC Bank PLC	12/21/16	93
KRW	18,194,867	USD	16,160	JPMorgan Chase Bank N.A.	12/21/16	353
MXN	98,039	USD	5,120	UBS AG	12/21/16	(110)
NOK	39,932	USD	4,800	BNP Paribas S.A.	12/21/16	196
NOK	97,063	USD	11,840	BNP Paribas S.A.	12/21/16	304
NOK	34,273	USD	4,160	Morgan Stanley & Co. International PLC	12/21/16	128
NOK	26,555	USD	3,200	Royal Bank of Scotland PLC	12/21/16	122
NZD	5,680	USD	4,124	Royal Bank of Scotland PLC	12/21/16	(1)
NZD	16,000	USD	11,577	Westpac Banking Corp.	12/21/16	36
RUB	899	EUR	59,889	JPMorgan Chase Bank N.A.	12/21/16	32
SEK	3,040	EUR	320	Goldman Sachs International	12/21/16	(5)
USD	3,818	AUD	5,120	Goldman Sachs International	12/21/16	(93)
USD	2,410	AUD	3,200	Goldman Sachs International	12/21/16	(34)
USD	12,230	AUD	16,000	Goldman Sachs International	12/21/16	8
USD	4,908	AUD	6,400	Royal Bank of Scotland PLC	12/21/16	19
USD	8,000	BRL	26,218	BNP Paribas S.A.	12/21/16	134
USD	8,000	BRL	26,326	Royal Bank of Scotland PLC	12/21/16	102
USD	3,840	CAD	5,060	Goldman Sachs International	12/21/16	(19)
USD	9,600	CAD	12,666	Royal Bank of Scotland PLC	12/21/16	(60)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	240,000	CNH	1,615,012	HSBC Bank PLC	12/21/16	$(777)
USD	189,072	COP	562,962,513	Royal Bank of Scotland PLC	12/21/16	(3,432)
USD	4,513	EUR	4,000	BNP Paribas S.A.	12/21/16	2
USD	3,613	EUR	3,200	BNP Paribas S.A.	12/21/16	5
USD	29,421	EUR	26,081	Morgan Stanley & Co. International PLC	12/21/16	7
USD	7,182	EUR	6,400	Royal Bank of Scotland PLC	12/21/16	(36)
USD	12,287	EUR	10,880	UBS AG	12/21/16	17
USD	16,332	GBP	12,320	Bank of America N.A.	12/21/16	334
USD	4,190	GBP	3,200	Citibank N.A.	12/21/16	35
USD	4,174	GBP	3,200	HSBC Bank PLC	12/21/16	19
USD	12,500	GBP	9,600	HSBC Bank PLC	12/21/16	35
USD	6,282	GBP	4,800	JPMorgan Chase Bank N.A.	12/21/16	49
USD	52,583	IDR	700,666,228	JPMorgan Chase Bank N.A.	12/21/16	(432)
USD	320	JPY	32,392	Barclays Bank PLC	12/21/16	(1)
USD	4,160	KRW	4,537,728	BNP Paribas S.A.	12/21/16	42
USD	31,200	KRW	35,198,280	Deutsche Bank AG	12/21/16	(745)
USD	11,200	KRW	12,298,720	HSBC Bank PLC	12/21/16	38
USD	8,320	KRW	9,072,794	Standard Chartered Bank	12/21/16	86
USD	3,200	MXN	63,238	Citibank N.A.	12/21/16	(31)
USD	4,320	MXN	83,745	JPMorgan Chase Bank N.A.	12/21/16	41
USD	5,440	MXN	100,654	Royal Bank of Scotland PLC	12/21/16	297
USD	63,684	MXN	1,234,378	Royal Bank of Scotland PLC	12/21/16	609
USD	16,000	NOK	129,826	Citibank N.A.	12/21/16	(243)
USD	12,800	NOK	103,886	Citibank N.A.	12/21/16	(198)
USD	238	NZD	320	Credit Suisse International	12/21/16	6
USD	9,362	NZD	12,800	Westpac Banking Corp.	12/21/16	71
USD	8,000	ZAR	115,668	BNP Paribas S.A.	12/21/16	(293)
USD	6,400	ZAR	91,198	BNP Paribas S.A.	12/21/16	(138)
USD	6,400	ZAR	89,102	Goldman Sachs International	12/21/16	12
USD	3,760	ZAR	54,762	JPMorgan Chase Bank N.A.	12/21/16	(166)
ZAR	90,317	USD	6,400	BNP Paribas S.A.	12/21/16	75
ZAR	118,352	USD	8,000	HSBC Bank PLC	12/21/16	485
ZAR	56,716	USD	3,840	UBS AG	12/21/16	226
Total						$(14,941)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	21	$ 9,516
Euro Dollar Futures	Put	12/16/16	USD	98.50	90	16,313
Total						$25,829

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Citibank N.A.	10/20/16	JPY	105.00	JPY	105.00	USD	16	$ 14
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN	23.00	USD	2	163
Total											$177

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	11/04/16	CNH	6.80	USD	385	$ 587
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	19.65	USD	40	884
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	18.75	USD	30	1,385
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	40	774
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	30	632
USD Currency	Put	Morgan Stanley & Co. International PLC	10/18/16	MXN	19.30	USD	30	421
AUD Currency	Put	UBS AG	10/20/16	USD	0.75	AUD	820	1,614
USD Currency	Put	Morgan Stanley & Co. International PLC	11/23/16	BRL	3.30	USD	30	840
Total								$7,137

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Bank of America N.A.	Put	2.05%	Pay	3-month LIBOR	11/18/16	USD	897	$4,455

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar Futures	Put	12/16/16	USD	98.00	90	$(1,688)

OTC Barrier Options Written
Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY	105.00	USD	16	$(14)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	50	$ (808)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	60	(329)
AUD Currency	Put	Deutsche Bank AG	10/20/16	USD	0.75	AUD	820	(1,614)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	40	(172)
Total								$(2,923)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	1,238	$5,378
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	2,059	2,908
Total						$8,286

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	220	$(248)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	3,506	(8,463)
1.02%[2]	3-month LIBOR	1/05/17[3]	9/30/18	USD	8,928	(1,856)
1.31%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	1,204	165
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	20	1,256
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	31	(2,309)
1.75%[1]	3-month LIBOR	12/30/16[3]	2/15/36	USD	469	(1,264)
Total						$(12,719)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	66	$629	$431	$198
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	66	842	657	185
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	35	(1,067)	(1,041)	(26)
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	35	187	729	(542)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	65	(1,198)	(730)	(468)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	50	(922)	(562)	(360)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	34	68	171	(103)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	8	15	41	(26)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2	5	14	(9)
Australia and New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	241	(4,154)	(4,067)	(87)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	79	(1,356)	(1,328)	(28)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	128	(2,196)	(1,962)	(234)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	38	380	640	(260)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	2	24	27	(3)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	12/20/21	EUR	60	(899)	(941)	42
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	172	(2,576)	(2,476)	(100)
HSBC Holdings PLC ADR	1.00%	Credit Suisse International	12/20/21	EUR	130	(1,947)	(1,926)	(21)
National Australia Bank Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	80	(1,244)	(1,230)	(14)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/21	USD	123	895	1,213	(318)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	4	(225)	(202)	(23)
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	78	(4,639)	(2,655)	(1,984)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	17	590	657	(67)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	16	556	634	(78)

22	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	14	$485	$554	$(69)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	17	590	623	(33)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	30	2,156	2,306	(150)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	165	11,857	12,610	(753)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	30	2,156	2,330	(174)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	70	5,030	5,381	(351)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	15	1,078	1,146	(68)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	30	2,156	2,327	(171)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	70	5,030	5,381	(351)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	11	82	98	(16)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	149	1,123	599	524
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	42	319	191	128
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	23	175	109	66
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	14	109	57	52
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	12	87	46	41
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	6	44	23	21
Republic of the Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	9	65	26	39
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	35	264	281	(17)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	17	127	75	52
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	8	62	21	41
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	33	251	85	166
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	15	116	69	47
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	14	108	57	51
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	15	811	892	(81)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	120	1,179	1,153	26
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	207	2,034	1,719	315
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	12	406	427	(21)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	8	270	290	(20)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	27	914	903	11
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	27	914	935	(21)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	14	474	501	(27)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	13	440	453	(13)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	13	441	466	(25)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	13	441	466	(25)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	7	237	261	(24)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	18	609	608	1
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	18	609	612	(3)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	20	485	898	(413)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	USD	40	1,467	1,288	179
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	10	894	663	231
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	10	894	663	231
Total						$28,757	$33,687	$(4,930)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	50	$(5,192)	$(851)	$(4,341)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	10	(1,038)	(170)	(868)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	66	$(629)	$(499)	$(130)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	66	(841)	(572)	(269)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	200	(3,580)	(18,026)	14,446
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	50	(1,371)	(6,818)	5,447
Total							$(12,651)	$(26,936)	$14,285

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	33	$1	—	$1
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	516	(44)	—	(44)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	310	(105)	—	(105)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	258	(99)	—	(99)
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	(471)	—	(471)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	743	$149	594
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	408	342	6	336
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	358	342	1	341
11.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	67	(12)	—	(12)
12.02%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	212	530	—	530
12.03%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	218	559	—	559
12.24%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	415	1,297	—	1,297
12.29%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	206	646	—	646
12.31%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	113	409	—	409
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	206	886	—	886
12.52%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	206	978	—	978
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	11	(4)	—	(4)
11.65%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	177	287	—	287
11.68%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	221	419	—	419
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	169	646	—	646
11.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	171	735	—	735
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	200	13,512	—	13,512

24	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	175	$(24)	—	$(24)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	175	(24)	—	(24)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	140	(20)	(1)	(19)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	85	(12)	—	(12)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(22,541)	—	(22,541)
3.25%[1]	3-month LIBOR	UBS AG	7/05/21	USD	300	(31,204)	—	(31,204)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	100	(6,315)	—	(6,315)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	100	(7,358)	—	(7,358)
2.32%[2]	3-month LIBOR	Bank of America N.A.	5/31/23	USD	200	14,819	—	14,819
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	336	657	5	652
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	262	101	(4)	105
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	131	5	(1)	6
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	633	(21)	(3)	(18)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	316	(6)	(2)	(4)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	1,180	101	6	95
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	36	(11)	(1)	(10)
7.00%[2]	1-day COOIS	Credit Suisse International	7/22/26	COP	23,906	332	—	332
7.05%[2]	1-day COOIS	Credit Suisse International	7/22/26	COP	23,906	361	—	361
Total						$(29,563)	$155	$(29,718)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	9.20%[1]	JPMorgan Chase Bank N.A.	10/13/16	EUR	440	$(1,642)	—	$(1,642)
EUR Currency	9.00%[1]	BNP Paribas S.A.	12/13/16	EUR	451	(1,311)	$113	(1,424)
EUR Currency	9.15%[1]	BNP Paribas S.A.	12/13/16	EUR	445	(1,569)	—	(1,569)
EUR Currency	9.08%[1]	Goldman Sachs International	12/13/16	EUR	446	(1,435)	—	(1,435)
Total						$(5,957)	113	$(6,070)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Asset-Backed Securities	—	$6,032,652	$1,380,498	$7,413,150
Corporate Bonds	—	18,560,634	—	18,560,634
Foreign Agency Obligations	—	411,767	—	411,767
Foreign Government Obligations	—	1,884,616	—	1,884,616
Non-Agency Mortgage-Backed Securities	—	4,112,274	371,240	4,483,514
Preferred Securities	283,834	265,420	—	549,254
Taxable Municipal Bonds	—	2,988,054	—	2,988,054
U.S. Government Sponsored Agency Securities	—	26,455,099	—	26,455,099
U.S. Treasury Obligations	—	13,409,003	—	13,409,003
Short-Term Securities:
Borrowed Bond Agreements	—	2,031,038	—	2,031,038
Certificates of Deposit	—	910,818	—	910,818
Commercial Paper	—	150,090	—	150,090
Money Market Funds	1,635,985	—	—	1,635,985
Taxable Municipal Bonds	—	20,243	—	20,243
Options Purchased:
Foreign currency exchange contracts	—	7,314	—	7,314
Interest rate contracts	25,829	4,455	—	30,284
Liabilities:
Investments:
Borrowed Bonds	—	(1,880,589)	—	(1,880,589)
TBA Sale Commitments	—	(11,388,813)	—	(11,388,813)

Total	$1,945,648	$63,974,075	$1,751,738	$67,671,461

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$30,826	—	$30,826
Foreign Currency Exchange Contracts	—	16,885	—	16,885
Interest rate contracts	$9,659	39,967	—	49,626
Liabilities:
Credit contracts	—	(13,185)	—	(13,185)
Foreign Currency Exchange Contracts	—	(34,763)	—	(34,763)
Interest rate contracts	(31,751)	(88,474)	—	(120,225)

Total	$(22,092)	$(48,744)	—	$(70,836)

[2]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and option written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and option written are shown at value.

26	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$576,169	—	—	$576,169
Cash pledged for centrally cleared swaps	148,500	—	—	148,500
Foreign currency at value	83,104	—	—	83,104
Liabilities:
Reverse repurchase agreements	—	$(5,213,160)	—	(5,213,160)

Total	$807,773	$(5,213,160)	—	$(4,405,387)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2015	$984,971	$498,310	$39	$1,483,320
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(503,668)	—	—	(503,668)
Accrued discounts/premiums	693	1,627	—	2,320
Net realized gain (loss)	3,005	3,564	—	6,569
Net change in unrealized appreciation (depreciation)[1]	2,399	10,345	(39)	12,705
Purchases	991,481	273,265	—	1,264,746
Sales	(98,383)	(415,871)	—	(514,254)

Closing Balance, as of September 30, 2016	$1,380,498	$371,240	—	$1,751,738

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$6,502	$4,526	$(39)	$10,989

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	27

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)	USD	170	$170,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.92%, 8/15/25 (a)(b)		500	495,395
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.71%, 12/17/31 (a)(b)		100	99,815
OCP CLO Ltd., Series 2012-2A, Class A2, 2.29%, 11/22/23 (a)(b)		418	417,511
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.93%, 2/17/32 (a)(b)		373	374,197
Series 2016-SFR1, Class A, 1.98%, 9/17/33 (a)(b)		350	353,804
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.46%, 8/16/32 (a)(b)		100	103,736
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.78%, 5/17/32 (a)(b)		199	198,717
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.20%, 4/20/26 (a)(b)		400	400,120
Total Asset-Backed Securities — 4.0%			2,613,295

Corporate Bonds		Par (000)	Value
Banks — 3.4%
Bank of Nova Scotia, 1.75%, 3/22/17 (a)		470	471,504
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	152,329
Toronto-Dominion Bank, 1.50%, 3/13/17 (a)		1,630	1,633,337

			2,257,170
Total Corporate Bonds — 3.4%			2,257,170

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		10	10,014

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 2.6%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49		277	278,281
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.02%, 7/05/33 (a)(b)		600	598,218

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.81%, 12/15/34 (a)(b)	USD	793	$794,639

			1,671,138
Interest Only Commercial Mortgage-Backed Securities — 2.0%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.94%, 5/10/58 (b)		635	78,018
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.99%, 2/10/47 (b)		1,088	38,826
Series 2015-CR22, Class XA, 1.16%, 3/10/48 (b)		1,880	108,139
Series 2015-CR24, Class XA, 1.03%, 8/10/48 (b)		1,186	68,994
Series 2015-CR25, Class XA, 1.12%, 8/10/48 (b)		1,786	113,830
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		5,937	282,764
Commercial Mortgage Trust, Series 2015-DC1, Class XA, 1.32%, 2/10/48 (b)		2,893	190,187
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		3,120	122,170
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		2,600	97,253
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		1,300	86,889
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		18,734	82,302
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.17%, 9/15/58 (b)		990	65,631

			1,335,003
Total Non-Agency Mortgage-Backed Securities — 4.6%			3,006,141

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 4/10/28		400	470,809
Collateralized Mortgage Obligations — 3.3%
Fannie Mae:
Series 2016-40, Class MF, 1.03%, 7/25/46 (b)		590	589,555

Portfolio Abbreviations
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazillian Real	INR	Indian Rupee	OTC	Over-the-counter
BZDIOVER	Overnight Brazil CETIP-Interbank Rate	JPY	Japanese Yen	RUB	Russian Rubie
CAD	Canadian Dollar	KRW	South Korean Won	SAR	Saudi Arabian Riyal
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
CLP	Chilean Peso	MXIBTIIE	Mexico Interbank TIIE 28 Day	TBA	To-be-announced
COP	Colombian Peso	MXN	Mexcian Peso	TRY	Turkish Lira
EUR	Euro	MYR	Malaysian Ringgit	USD	U.S. Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2016-49, Class EF, 0.93%, 8/25/46 (b)	USD	565	$564,830
Series 2016-49, Class MF, 1.08%, 8/25/46 (b)		791	789,435
Ginnie Mae, Series 2014-107, Class WX, 6.81%, 7/20/39 (b)		194	230,339

			2,174,159
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.68%, 12/25/24 (b)		2,589	100,580
Series K718, Class X1, 0.77%, 1/25/22 (b)		332	9,555
Ginnie Mae, Series 2002-83, Class IO, 0.00%, 10/16/42-11/16/43 (b)		2,739	13

			110,148
Mortgage-Backed Securities — 68.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-10/01/31 (c)		477	494,357
2.81%, 3/01/41 (b)		44	46,560
3.00%, 4/01/29-10/01/46 (c)		4,534	4,746,741
3.16%, 12/01/40 (b)		55	58,038
3.50%, 7/01/26-10/01/46 (c)		6,749	7,165,542
3.54%, 9/01/41 (b)		50	52,926
4.00%, 2/01/25-10/01/46 (c)		9,023	9,734,050
4.50%, 6/01/26-10/01/46 (c)		2,858	3,141,021
5.00%, 2/01/35-10/01/46 (c)		983	1,100,717
5.50%, 11/01/21-9/01/39		560	628,258
6.00%, 4/01/35-10/01/46 (c)		416	481,312
6.50%, 5/01/40		87	99,861
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/31 (c)		481	498,869
2.77%, 10/01/45 (b)		158	162,790
3.00%, 1/01/30-10/01/46 (c)		1,629	1,702,715
3.50%, 10/01/31-10/01/46 (c)		3,786	4,006,059
4.00%, 8/01/40-10/01/46 (c)		1,898	2,040,110
4.50%, 2/01/39-10/01/46 (c)		653	716,000
5.00%, 11/01/41		199	220,973
5.50%, 6/01/41		191	215,594
8.00%, 3/01/30-6/01/31		17	17,851
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46 (c)		1,027	1,075,788
3.50%, 12/20/41-10/15/46 (c)		2,772	2,947,670
4.00%, 10/20/40-10/15/46 (c)		1,341	1,438,601
4.50%, 12/20/39-10/15/46 (c)		1,944	2,133,713
5.00%, 7/15/39-7/20/44		115	129,044

			45,055,160
Total U.S. Government Sponsored Agency Securities — 73.1%			47,810,276

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45		1,380	1,574,602
2.50%, 2/15/46-5/15/46		4,102	4,245,001
2.25%, 8/15/46		60	58,913
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26		1,744	1,776,829
0.63%, 1/15/26		679	713,665
U.S. Treasury Notes:
0.75%, 2/28/18-7/15/19		6,633	6,627,029
0.88%, 3/31/18		2,530	2,535,138
1.13%, 6/30/21-8/31/21		7,292	7,282,385

U.S. Treasury Obligations		Par (000)	Value
1.63%, 4/30/23-5/15/26	USD	2,015	$2,037,931
1.38%, 6/30/23		734	732,710
2.50%, 8/15/23 (d)		1,255	1,344,468
2.38%, 8/15/24		1,218	1,298,167
2.00%, 8/15/25		1,590	1,645,402
2.25%, 11/15/25		1,058	1,116,746
1.50%, 8/15/26		665	658,532
Total U.S. Treasury Obligations — 51.4%			33,647,518
Total Long-Term Investments (Cost — $88,292,538) — 136.5%			89,344,414

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.1% (e)
Credit Suisse Securities (USA) LLC, 0.44%, Open (f) (Purchased on 7/15/16 to be repurchased at $94,562, collateralized by U.S. Treasury Notes, 0.88% due at 5/31/18, par and fair value of USD 94,000 and $94,195, respectively)		94	94,470

Certificates of Deposit		Par (000)	Value
Yankee — 1.3% (g)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.43%, 8/17/17 (b)		170	170,287
Cooperatieve Rabobank UA, New York, 1.31%, 8/16/17 (b)		170	170,095
Credit Industriel et Commercial, New York, 1.41%, 8/16/17 (b)		170	170,245
Credit Suisse AG, New York, 1.58%, 8/16/17 (b)		80	80,116
Credit Suisse AG, New York, 1.61%, 8/24/17 (b)		80	80,106
Skandinaviska Enskilda Banken AB, New York, 1.29%, 8/17/17 (b)		170	170,064
Total Certificates of Deposit — (1.3)%			840,913

Commercial Paper (h) — 0.3%		Par (000)	Value
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)		170	170,102

		Shares	Value
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (i)(j)		749,193	749,193
Total Short-Term Securities (Cost — $1,853,663) — 2.8%			1,854,678

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Options Purchased			Value
(Cost — $72,500) — 0.1%			$46,889
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $90,218,701*) — 139.4%			91,245,981

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes, 0.88%, 5/31/18 (k)	USD	94	(94,195)
Total Borrowed Bonds (Proceeds — $94,317) — (0.1)%			(94,195)

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31		401	(415,338)
3.00%, 10/01/31-10/01/46		3,692	(3,839,960)
3.50%, 10/01/31-10/01/46		4,646	(4,901,190)
4.00%, 10/01/46		4,657	(5,000,553)
4.50%, 10/01/46		3,226	(3,531,784)

TBA Sale Commitments (c)	Par (000)	Value
5.00%, 10/01/46	28	(31,096)
5.50%, 10/01/46	74	(83,389)
6.00%, 10/01/46	84	(96,257)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/46	1,749	(1,845,161)
4.00%, 10/01/46	777	(833,439)
4.50%, 10/01/46	173	(189,418)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46	29	(30,380)
3.50%, 1/15/44-10/15/46	72	(76,500)
4.00%, 10/15/46	52	(55,802)
4.50%, 10/15/46	506	(545,915)
Total TBA Sale Commitments (Proceeds — $21,450,857) — (32.8)%		(21,476,182)

Options Written
(Premiums Received — $71,182) — (0.1)%		(38,717)
Total Investments Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 106.4%		69,636,887
Liabilities in Excess of Other Assets — (6.4)%		(4,188,749)

Net Assets — 100.0%		$65,448,138

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,360,935

Gross unrealized appreciation	$1,013,046
Gross unrealized depreciation	(128,000)

Net unrealized appreciation	$885,046

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,888,202)	$ (5,650)
BNP Paribas Securities Corp.	$92,938	$ (39)
Citigroup Global Markets, Inc.	$(1,377,385)	$ 94
Credit Suisse Securities (USA) LLC	$2,865,624	$11,975
Deutsche Bank Securities, Inc.	—	$ 1,042
Goldman Sachs & Co.	$3,532,690	$10,233
J.P. Morgan Securities LLC	$(2,463,302)	$ (3,686)
Jefferies LLC	$581,617	$ 563
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(185,832)	$ 727
Morgan Stanley & Co. LLC	$513,082	$ 1,111
Nomura Securities International, Inc.	$725,597	$ 682
RBC Capital Markets, LLC	$(501,491)	$ (1,162)
Wells Fargo Securities, LLC	$(173,537)	$ (2,031)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(f)	The amount to be repurchased assumes the maturity will be the day after the period end.

(g)	Issuer is a U.S. branch of a foreign domiciled bank.

(h)	Rates are discount rates or a range of discount rates at the time of purchase.

(i)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	$4,806
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	749,193	749,193	$749,193	181
Total					$4,987

(j)	Current yield as of period end.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	0.54%	3/15/16	Open	$1,319,319	$1,322,781	U.S. Treasury Obligations	Open/Demand	[1]

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
16	Euro Dollar	December 2016	USD	3,963,200	$ (5,594)
(2)	Long Gilt British	December 2016	USD	337,645	335
(6)	U.S. Treasury Bonds (30 Year)	December 2016	USD	1,008,938	11,329
4	U.S. Treasury Notes (10 Year)	December 2016	USD	524,500	(693)
(61)	U.S. Treasury Notes (2 Year)	December 2016	USD	13,326,594	(2,559)
22	U.S. Treasury Notes (5 Year)	December 2016	USD	2,673,344	7,161
1	U.S. Ultra Treasury Bonds	December 2016	USD	183,875	(3,167)
(1)	Euro Dollar	December 2017	USD	247,338	(14)
Total					$ 6,798

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	14,735,000	USD	5,000	Credit Suisse International	10/03/16	$ 107
COP	14,740,150	USD	5,000	Credit Suisse International	10/03/16	109
USD	10,000	COP	29,748,100	Credit Suisse International	10/03/16	(311)
BRL	32,110	USD	10,000	Bank of America N.A.	10/04/16	(138)
BRL	184,807	USD	56,993	Goldman Sachs International	10/04/16	(234)
BRL	64,674	USD	20,000	Goldman Sachs International	10/04/16	(137)
BRL	31,323	USD	9,660	Goldman Sachs International	10/04/16	(40)
BRL	32,475	USD	10,000	Goldman Sachs International	10/04/16	(26)
BRL	33,405	USD	10,000	Royal Bank of Scotland PLC	10/04/16	260
CAD	38,774	USD	30,000	Barclays Bank PLC	10/04/16	(444)
CAD	38,782	USD	30,000	Barclays Bank PLC	10/04/16	(438)
EUR	35,358	USD	40,000	Citibank N.A.	10/04/16	(273)
EUR	17,683	USD	20,000	Citibank N.A.	10/04/16	(132)

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	22,653	USD	30,000	Barclays Bank PLC	10/04/16	$ (635)
GBP	22,654	USD	30,000	JPMorgan Chase Bank N.A.	10/04/16	(634)
HUF	16,641,258	USD	60,000	Citibank N.A.	10/04/16	694
JPY	3,008,936	USD	30,000	Barclays Bank PLC	10/04/16	(322)
JPY	3,009,206	USD	30,000	Barclays Bank PLC	10/04/16	(320)
MXN	32,680	USD	1,667	Bank of America N.A.	10/04/16	18
MXN	196,940	USD	10,000	Bank of America N.A.	10/04/16	152
MXN	32,524	USD	1,667	Citibank N.A.	10/04/16	10
MXN	32,521	USD	1,667	Citibank N.A.	10/04/16	10
MXN	32,710	USD	1,667	Citibank N.A.	10/04/16	19
MXN	193,029	USD	10,000	JPMorgan Chase Bank N.A.	10/04/16	(50)
MXN	32,545	USD	1,667	UBS AG	10/04/16	11
MXN	32,714	USD	1,667	UBS AG	10/04/16	20
RUB	3,831,000	USD	60,000	JPMorgan Chase Bank N.A.	10/04/16	948
SEK	251,388	USD	30,000	Goldman Sachs International	10/04/16	(691)
SEK	251,465	USD	30,000	Morgan Stanley & Co. International PLC	10/04/16	(682)
TRY	177,372	USD	60,000	Goldman Sachs International	10/04/16	(945)
USD	19,660	BRL	65,310	Goldman Sachs International	10/04/16	(399)
USD	10,000	BRL	33,205	Goldman Sachs International	10/04/16	(198)
USD	10,000	BRL	32,725	Goldman Sachs International	10/04/16	(51)
USD	10,000	BRL	32,515	Goldman Sachs International	10/04/16	14
USD	17,000	BRL	55,199	Goldman Sachs International	10/04/16	47
USD	39,993	BRL	129,498	Royal Bank of Scotland PLC	10/04/16	221
USD	10,000	BRL	33,750	UBS AG	10/04/16	(366)
USD	60,000	CAD	77,508	Goldman Sachs International	10/04/16	920
USD	60,000	EUR	53,521	Credit Suisse International	10/04/16	(135)
USD	60,000	GBP	46,368	Deutsche Bank AG	10/04/16	(105)
USD	60,000	HUF	16,356,900	Goldman Sachs International	10/04/16	344
USD	60,000	JPY	6,056,610	Goldman Sachs International	10/04/16	263
USD	10,000	MXN	196,883	Citibank N.A.	10/04/16	(149)
USD	1,000	MXN	19,474	Citibank N.A.	10/04/16	(4)
USD	30,000	RUB	1,976,400	BNP Paribas S.A.	10/04/16	(1,443)
USD	30,000	RUB	1,978,350	Morgan Stanley & Co. International PLC	10/04/16	(1,474)
USD	60,000	SEK	513,507	Barclays Bank PLC	10/04/16	130
USD	30,000	TRY	89,347	BNP Paribas S.A.	10/04/16	252
USD	30,000	TRY	89,333	Deutsche Bank AG	10/04/16	257
USD	30,000	ZAR	428,159	Bank of America N.A.	10/04/16	(1,177)
USD	30,000	ZAR	427,943	Credit Suisse International	10/04/16	(1,161)
ZAR	820,984	USD	60,000	Barclays Bank PLC	10/04/16	(220)
BRL	193,590	USD	60,000	Royal Bank of Scotland PLC	10/05/16	(561)
COP	58,270,000	USD	20,000	BNP Paribas S.A.	10/05/16	189
COP	58,100,000	USD	20,000	Royal Bank of Scotland PLC	10/05/16	130
COP	58,100,000	USD	20,000	Royal Bank of Scotland PLC	10/05/16	130
USD	30,000	BRL	97,890	Credit Suisse International	10/05/16	(56)
USD	30,000	BRL	97,920	Deutsche Bank AG	10/05/16	(65)
USD	40,000	COP	118,360,000	Royal Bank of Scotland PLC	10/05/16	(1,008)
USD	20,000	COP	59,210,000	Standard Chartered Bank	10/05/16	(514)
USD	2,909	MXN	55,000	Royal Bank of Scotland PLC	10/05/16	74

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	658,800	USD	10,000	Deutsche Bank AG	10/06/16	$ 476
USD	10,000	RUB	653,600	BNP Paribas S.A.	10/06/16	(393)
RUB	2,973,291	USD	45,448	BNP Paribas S.A.	10/11/16	1,773
RUB	1,925,655	USD	30,000	JPMorgan Chase Bank N.A.	10/11/16	583
USD	15,448	RUB	1,013,667	Deutsche Bank AG	10/11/16	(651)
INR	1,867,040	USD	28,000	Royal Bank of Scotland PLC	10/13/16	(24)
USD	14,000	CLP	9,471,000	State Street Bank and Trust Co.	10/17/16	(381)
USD	11,000	COP	32,725,000	Royal Bank of Scotland PLC	10/18/16	(308)
USD	13,219	GBP	10,000	Morgan Stanley & Co. International PLC	10/19/16	252
KRW	12,424,500	USD	11,000	Morgan Stanley & Co. International PLC	10/20/16	279
RUB	585,540	USD	9,000	Deutsche Bank AG	10/20/16	279
USD	11,000	KRW	12,347,500	JPMorgan Chase Bank N.A.	10/20/16	(210)
USD	731	TWD	22,906	JPMorgan Chase Bank N.A.	10/21/16	—
USD	14,269	TWD	451,948	Morgan Stanley & Co. International PLC	10/21/16	(158)
MYR	81,900	USD	20,000	JPMorgan Chase Bank N.A.	10/24/16	(224)
JPY	1,513,815	USD	15,000	Royal Bank of Scotland PLC	10/26/16	(55)
USD	5,000	ZAR	68,431	Goldman Sachs International	10/26/16	39
USD	5,000	ZAR	68,386	Morgan Stanley & Co. International PLC	10/26/16	42
RUB	642,000	USD	10,000	BNP Paribas S.A.	10/27/16	156
KRW	1,327,045	USD	1,200	UBS AG	10/28/16	5
KRW	3,097,795	USD	2,800	UBS AG	10/28/16	12
USD	4,000	KRW	4,410,000	Standard Chartered Bank	10/28/16	(3)
BRL	130,562	USD	39,993	Royal Bank of Scotland PLC	11/03/16	(246)
USD	2,993	BRL	9,783	BNP Paribas S.A.	11/03/16	15
USD	2,803	MXN	55,000	Citibank N.A.	11/03/16	(37)
MXN	370,538	USD	19,000	Royal Bank of Scotland PLC	11/04/16	30
CNH	33,440	USD	5,000	BNP Paribas S.A.	11/07/16	(2)
CNH	126,225	USD	19,000	Goldman Sachs International	11/07/16	(136)
CNH	66,876	USD	10,000	Goldman Sachs International	11/07/16	(6)
CNH	46,806	USD	7,000	Goldman Sachs International	11/07/16	(5)
CNH	33,436	USD	5,000	Goldman Sachs International	11/07/16	(3)
CNH	33,446	USD	5,000	Royal Bank of Canada	11/07/16	(2)
USD	80,000	CNH	528,128	Deutsche Bank AG	11/07/16	1,073
USD	1,000	CNH	6,685	Morgan Stanley & Co. International PLC	11/07/16	1
USD	225,000	SAR	858,150	BNP Paribas S.A.	11/23/16	(3,420)
USD	228,333	SAR	870,407	Citibank N.A.	11/23/16	(3,349)
USD	169,000	SAR	642,285	Citibank N.A.	11/23/16	(1,961)
BRL	27,456	USD	8,000	BNP Paribas S.A.	12/21/16	237
BRL	15,828	USD	4,800	Goldman Sachs International	12/21/16	(51)
BRL	10,978	USD	3,200	JPMorgan Chase Bank N.A.	12/21/16	94
BRL	5,378	USD	1,600	Nomura International PLC	12/21/16	14
BRL	21,206	USD	6,400	Royal Bank of Scotland PLC	12/21/16	(38)
CAD	10,578	USD	8,000	BNP Paribas S.A.	12/21/16	67
CAD	4,174	USD	3,200	Royal Bank of Scotland PLC	12/21/16	(16)
EUR	7,200	USD	8,088	BNP Paribas S.A.	12/21/16	32
EUR	5,000	USD	5,581	BNP Paribas S.A.	12/21/16	57
EUR	3,520	USD	3,956	Citibank N.A.	12/21/16	14
EUR	8,400	USD	9,448	Deutsche Bank AG	12/21/16	25

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	14,720	USD	16,618	Royal Bank of Scotland PLC	12/21/16	$ (17)
EUR	1,280	USD	1,445	Royal Bank of Scotland PLC	12/21/16	(1)
EUR	80	USD	90	Standard Chartered Bank	12/21/16	—
EUR	1,600	USD	1,791	Standard Chartered Bank	12/21/16	13
GBP	11,200	USD	14,498	HSBC Bank PLC	12/21/16	45
GBP	4,160	USD	5,501	JPMorgan Chase Bank N.A.	12/21/16	(99)
GBP	10,000	USD	13,035	Royal Bank of Scotland PLC	12/21/16	(50)
JPY	647,603	USD	6,400	BNP Paribas S.A.	12/21/16	11
JPY	399,707	USD	3,920	HSBC Bank PLC	12/21/16	37
JPY	32,563,862	USD	325,000	Nomura International PLC	12/21/16	(2,643)
JPY	244,838	USD	2,400	Northern Trust Corp.	12/21/16	24
KRW	7,075,200	USD	6,400	BNP Paribas S.A.	12/21/16	21
KRW	7,075,840	USD	6,400	Citibank N.A.	12/21/16	22
KRW	3,297,390	USD	3,000	HSBC Bank PLC	12/21/16	(7)
KRW	7,076,160	USD	6,400	HSBC Bank PLC	12/21/16	22
KRW	7,153,920	USD	6,400	HSBC Bank PLC	12/21/16	93
KRW	18,194,867	USD	16,160	JPMorgan Chase Bank N.A.	12/21/16	353
MXN	98,039	USD	5,120	UBS AG	12/21/16	(110)
NOK	39,932	USD	4,800	BNP Paribas S.A.	12/21/16	196
NOK	97,063	USD	11,840	BNP Paribas S.A.	12/21/16	304
NOK	34,273	USD	4,160	Morgan Stanley & Co. International PLC	12/21/16	128
NOK	26,555	USD	3,200	Royal Bank of Scotland PLC	12/21/16	122
NZD	5,680	USD	4,124	Royal Bank of Scotland PLC	12/21/16	(1)
NZD	16,000	USD	11,577	Westpac Banking Corp.	12/21/16	36
RUB	74,861	USD	1,124	JPMorgan Chase Bank N.A.	12/21/16	43
SEK	3,040	USD	360	Goldman Sachs International	12/21/16	(4)
USD	3,818	AUD	5,120	Goldman Sachs International	12/21/16	(93)
USD	2,410	AUD	3,200	Goldman Sachs International	12/21/16	(34)
USD	12,230	AUD	16,000	Goldman Sachs International	12/21/16	8
USD	4,908	AUD	6,400	Royal Bank of Scotland PLC	12/21/16	19
USD	8,000	BRL	26,218	BNP Paribas S.A.	12/21/16	134
USD	8,000	BRL	26,326	Royal Bank of Scotland PLC	12/21/16	102
USD	3,840	CAD	5,060	Goldman Sachs International	12/21/16	(19)
USD	9,600	CAD	12,666	Royal Bank of Scotland PLC	12/21/16	(60)
USD	4,513	EUR	4,000	BNP Paribas S.A.	12/21/16	2
USD	3,613	EUR	3,200	BNP Paribas S.A.	12/21/16	5
USD	360	EUR	320	Goldman Sachs International	12/21/16	(1)
USD	1,124	EUR	1,000	JPMorgan Chase Bank N.A.	12/21/16	(4)
USD	7,182	EUR	6,400	Royal Bank of Scotland PLC	12/21/16	(36)
USD	12,287	EUR	10,880	UBS AG	12/21/16	17
USD	13,233	GBP	10,000	Bank of America N.A.	12/21/16	248
USD	16,332	GBP	12,320	Bank of America N.A.	12/21/16	335
USD	4,190	GBP	3,200	Citibank N.A.	12/21/16	35
USD	4,174	GBP	3,200	HSBC Bank PLC	12/21/16	19
USD	12,500	GBP	9,600	HSBC Bank PLC	12/21/16	35
USD	6,282	GBP	4,800	JPMorgan Chase Bank N.A.	12/21/16	49
USD	320	JPY	32,392	Barclays Bank PLC	12/21/16	(1)
USD	4,160	KRW	4,537,728	BNP Paribas S.A.	12/21/16	42

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,000	KRW	4,512,600	Deutsche Bank AG	12/21/16	$ (96)
USD	11,200	KRW	12,298,720	HSBC Bank PLC	12/21/16	38
USD	8,320	KRW	9,072,794	Standard Chartered Bank	12/21/16	86
USD	3,200	MXN	63,238	Citibank N.A.	12/21/16	(31)
USD	4,320	MXN	83,745	JPMorgan Chase Bank N.A.	12/21/16	41
USD	5,440	MXN	100,654	Royal Bank of Scotland PLC	12/21/16	297
USD	16,000	NOK	129,826	Citibank N.A.	12/21/16	(243)
USD	12,800	NOK	103,886	Citibank N.A.	12/21/16	(198)
USD	238	NZD	320	Credit Suisse International	12/21/16	6
USD	9,362	NZD	12,800	Westpac Banking Corp.	12/21/16	71
USD	5,581	RUB	373,000	BNP Paribas S.A.	12/21/16	(236)
USD	9,448	RUB	631,819	Deutsche Bank AG	12/21/16	(406)
USD	3,956	SEK	33,527	Citibank N.A.	12/21/16	31
USD	90	SEK	764	Standard Chartered Bank	12/21/16	1
USD	8,000	ZAR	115,668	BNP Paribas S.A.	12/21/16	(293)
USD	6,400	ZAR	91,198	BNP Paribas S.A.	12/21/16	(138)
USD	6,400	ZAR	89,102	Goldman Sachs International	12/21/16	12
USD	3,760	ZAR	54,762	JPMorgan Chase Bank N.A.	12/21/16	(166)
ZAR	90,317	USD	6,400	BNP Paribas S.A.	12/21/16	75
ZAR	118,352	USD	8,000	HSBC Bank PLC	12/21/16	485
ZAR	56,716	USD	3,840	UBS AG	12/21/16	226
INR	1,357,400	USD	20,000	UBS AG	12/23/16	97
Total						$(17,334)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	22	$9,969
Euro Dollar Futures	Put	12/16/16	USD	98.50	98	17,763
Total						$27,732

OTC Barrier Put Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price	Notional Amount (000)		Value
USD Currency	Call	One-Touch	Citibank N.A.	10/20/16	JPY	105.00	JPY 105.00	USD	17	$14
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN 23.00	USD	1	54
Total										$68

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Morgan Stanley & Co. International PLC	10/20/16	BRL	3.50	USD	10	$ 11
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	19.15	USD	30	720
USD Currency	Call	BNP Paribas S.A.	11/23/16	TWD	32.00	USD	20	81
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	20	421
USD Currency	Put	Morgan Stanley & Co. International PLC	10/18/16	MXN	19.30	USD	20	281

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Put	Goldman Sachs International	10/20/16	BRL	3.22	USD	10	$99
USD Currency	Put	Morgan Stanley & Co. International PLC	11/23/16	BRL	3.30	USD	20	560
Total								$2,173

OTC Options Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Bank of America N.A.	Put	2.05%	Pay	3-month LIBOR	11/18/16	USD	973	$4,832
5-Year Interest Rate Swap	Citibank N.A.	Put	1.35%	Pay	3-month LIBOR	1/09/17	USD	1,300	5,086
10-Year Interest Rate Swap	Citibank N.A.	Put	1.70%	Pay	3-month LIBOR	2/03/17	USD	830	6,998
Total									$16,916

Exchange-Traded Options Written
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar Futures	Put	USD	98.00	12/16/16	98	$(1,839)

OTC Barrier Options Written
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY	105.00	USD	17	$(16)

OTC Options Written
Description	Counterparty	Put/ Call	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Goldman Sachs International	Call	10/20/16	BRL	3.50	USD	10	$(11)
USD Currency	Goldman Sachs International	Call	10/27/16	MXN	20.00	USD	30	(214)
Total								$(225)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	150	$(4,267)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	4/05/18	USD	1,700	(6,172)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.80%	Pay	3-month LIBOR	4/12/18	USD	4,230	(12,711)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	150	(1,173)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	4/05/18	USD	1,700	(3,034)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Receive	3-month LIBOR	4/12/18	USD	4,230	(9,280)
Total									$(36,637)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	3,847	$(9,297)
1.02%[2]	3-month LIBOR	1/05/17[3]	9/30/18	USD	9,610	(1,997)
1.37%[1]	3-month LIBOR	10/05/16[3]	11/30/20	USD	1,400	(13,567)
1.31%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	1,296	177
3.26%[2]	3-month LIBOR	N/A	11/18/24	USD	600	16,643
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	10	628
1.75%[1]	3-month LIBOR	12/30/16[3]	2/15/36	USD	505	(1,361)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	110	(16,620)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	105	(16,136)
2.83%[2]	3-month LIBOR	N/A	7/10/45	USD	215	55,016
Total						$13,486

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	231	$1,721	$2,057	$(336)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	21	210	238	(28)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	9	312	348	(36)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	9	312	356	(44)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	7	237	249	(12)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	4	135	145	(10)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	8	278	317	(39)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	4	135	149	(14)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	9	313	330	(17)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	10	338	340	(2)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	9	305	304	1
Total						$4,296	$4,833	$(537)

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	140	$(54)	—	$ (54)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	281	(24)	—	(24)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	168	(57)	—	(57)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	11	—	—	—
11.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	739	(135)	—	(135)
12.03%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	117	299	—	299
12.02%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	113	283	—	283
11.68%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	116	220	—	220
11.65%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	93	151	—	151
11.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	91	389	—	389
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	89	342	—	342
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	14	(5)	—	(5)
2.50%[2]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	16,302	—	16,302
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	20,405	—	20,405

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	511	$(28)	$(3)	$(25)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	640	213	3	210
Total						$38,301	$—	$38,301

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	9.20%[1]	JPMorgan Chase Bank N.A.	10/13/16	EUR	480	$(1,791)	—	$(1,791)
EUR Currency	9.00%[1]	BNP Paribas S.A.	12/13/16	EUR	487	(1,416)	—	(1,416)
EUR Currency	9.15%[1]	BNP Paribas S.A.	12/13/16	EUR	481	(1,696)	—	(1,696)
EUR Currency	9.08%[1]	Goldman Sachs International	12/13/16	EUR	481	(1,547)	—	(1,547)
Total						$(6,450)	—	$(6,450)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,043,175	$570,120	$2,613,295
Corporate Bonds	—	2,257,170	—	2,257,170
Foreign Agency Obligations	—	10,014	—	10,014
Non-Agency Mortgage-Backed Securities	—	3,006,141	—	3,006,141
U.S. Government Sponsored Agency Securities	—	47,810,276	—	47,810,276
U.S. Treasury Obligations	—	33,647,518	—	33,647,518
Short-Term Securities:
Borrowed Bond Agreements	—	94,470	—	94,470
Certificates of Deposit	—	840,913	—	840,913
Commercial Paper	—	170,102	—	170,102
Money Market Funds	$749,193	—	—	749,193
Options Purchased:
Foreign currency exchange contracts	—	2,241	—	2,241
Interest rate contracts	27,732	16,916	—	44,648
Liabilities:
Investments:
Borrowed Bonds	—	(94,195)	—	(94,195)
TBA Sale Commitments	—	(21,476,182)	—	(21,476,182)

Total	$776,925	$68,328,559	$570,120	$69,675,604

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1	—	$1
Foreign currency exchange contracts	—	14,870	—	14,870
Interest rate contracts	$18,825	111,065	—	129,890
Liabilities:
Credit contracts	—	(538)	—	(538)
Foreign currency exchange contracts	—	(32,445)	—	(32,445)
Interest rate contracts	(13,866)	(102,365)	—	(116,231)

Total	$4,959	$(9,412)	—	$(4,453)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,810	—	—	$15,810
Foreign currency at value	58,564	—	—	58,564
Cash pledged:
Futures contracts	38,540	—	—	38,540
Centrally cleared swaps	50,110	—	—	50,110
Liabilities:
Reverse repurchase agreements	—	$(1,322,781)	—	(1,322,781)

Total	$163,024	$(1,322,781)	—	$(1,159,757)

During the period ended September 30, 2016, there were no transfers between levels.

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 22, 2016